GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 87.0%
Angola(a)(b) – 1.0%
Azule Energy Finance PLC (NR/B2)
$200,000	8.125%		01/23/30	$ 200,890

Argentina(a) – 4.0%
Arcor SAIC (NR/NR)
80,000	7.600	(b)	07/31/33	82,800
Pluspetrol SA (NR/B1)
80,000	8.500	(b)	05/30/32	83,153
Tecpetrol SA (NR/B1)
40,000	7.625	(b)	11/03/30	41,220
Telecom Argentina SA (NR/B2)
80,000	8.500	(b)	01/20/36	83,800
Telecom Argentina SA (NR/NR)
90,000	9.250	(b)	05/28/33	96,066
Vista Energy Argentina SAU (NR/NR)(b)
70,000	8.500		06/10/33	74,676
70,000	7.875		04/08/38	72,324
YPF SA (B/B2)
60,000	8.250	(b)	01/17/34	62,775
10,000	8.250		01/17/34	10,462
YPF SA (NR/B2)
190,000	9.500	(b)	01/17/31	201,400

				808,676

Australia(a)(b) – 0.5%
Santos Finance Ltd. (BBB-/Baa3)
100,000	5.750		11/13/35	100,703

Brazil – 7.6%
Acu Petroleo Luxembourg SARL (NR/Ba1)
210,909	7.500	(a)	07/13/35	216,709
MC Brazil Downstream Trading SARL (NR/B1)
175,558	7.250		06/30/31	165,455
MV24 Capital BV (NR/Baa3)
268,840	6.748		06/01/34	267,899
Oceanica Lux (NR/B3)
200,000	11.250	(a)(b)	05/08/31	202,058
Samarco Mineracao SA (NR/B2) (PIK 5.000%, Cash 4.000%)
289,594	9.500	(a)(c)	06/30/31	291,187
St. Mary’s Cement, Inc. (BBB/Baa3)
200,000	5.750	(a)(b)	04/02/34	204,418
Vale Overseas Ltd. (BB+/Baa3) (5 yr. CMT + 2.431%)
200,000	6.000	(a)(b)(d)	02/25/56	199,498

				1,547,224

Chile(a) – 3.3%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C (BB-/Ba3)
200,000	7.875	(b)	02/03/30	206,138
Banco del Estado de Chile (BBB-/Baa3) (5 yr. CMT + 3.228%)
200,000	7.950	(b)(d)	05/02/29	211,700
Latam Airlines Group SA (BBB-/Ba2)
200,000	7.875	(b)	04/15/30	208,100
20,000	7.875		04/15/30	20,810
30,000	7.625	(b)	01/07/31	31,146

				677,894

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
China(a) – 0.9%
Prosus NV (BBB/Baa2)
$200,000	3.680%		01/21/30	$ 191,290

Colombia(a) – 4.6%
Ecopetrol SA (BB-/Ba2)
200,000	8.625		01/19/29	212,530
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (BB+/Ba3)
195,465	5.375		12/30/30	184,177
Grupo Nutresa SA (NR/Baa3)
330,000	8.000	(b)	05/12/30	349,412
Promigas SA ESP/Gases del Pacifico SAC (NR/Ba1) (5 yr. CMT + 3.632%)
200,000	7.750	(b)(d)	06/24/56	203,208

				949,327

Dominican Republic(a)(b) – 1.3%
Aeropuertos Dominicanos Siglo XXI SA (NR/Ba1)
260,000	7.000		06/30/34	271,341

Ecuador(a)(b) – 1.1%
Corp. Quiport SA (B/NR)
200,000	9.000		12/15/37	219,500

Ghana(a) – 1.3%
Kosmos Energy Ltd. (CCC/Caa2u)
240,000	7.500		03/01/28	227,976
Tullow Holdco 2 Ltd. (CCC+/Caa2)
48,008	15.000	(b)(c)	11/15/28	47,718

				275,694

Guatemala(a) – 2.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
200,000	5.250		04/27/29	196,800
Industrial Subordinated Trust 2 0 (BB-/NR) (5 yr. CMT + 2.864%)
200,000	6.550	(b)(d)	04/15/36	202,444

				399,244

Hong Kong(a) – 1.3%
Melco Resorts Finance Ltd. (BB-/Ba3)
260,000	5.625		07/17/27	259,480

Hungary(a)(d) – 1.0%
OTP Bank Nyrt (BB/Ba1) (5 yr. CMT + 5.060%)
200,000	8.750		05/15/33	209,938

India(a) – 5.6%
Adani Ports & Special Economic Zone Ltd. (BBB/Baa3)
200,000	4.200		08/04/27	197,936
Continuum Energy Aura Pte. Ltd. (BB-/NR)
200,000	9.500		02/24/27	201,000
IRB Infrastructure Developers Ltd. (NR/Ba2)
200,000	7.110	(b)	03/11/32	202,640
JSW Hydro Energy Ltd. (NR/Ba1)
135,500	4.125		05/18/31	126,049
JSW Infrastructure Ltd. (NR/Ba1)
200,000	4.950		01/21/29	198,065

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
India(a) – (continued)
Vedanta Resources Finance II PLC (BB-/NR)
$200,000	11.250	%(b)	12/03/31	$ 222,852

				1,148,542

Indonesia – 1.5%
LLPL Capital Pte. Ltd. (NR/Baa3)
168,450	6.875		02/04/39	170,993
Minejesa Capital BV (NR/Baa3)
129,800	4.625		08/10/30	127,918

				298,911

Ivory Coast(a)(b) – 1.0%
Endeavour Mining PLC (BB-/NR)
200,000	7.000		05/28/30	204,034

Jamaica(a)(b) – 2.0%
Digicel International Finance Ltd./Difl U.S. LLC (B/B1)
200,000	8.625		08/01/32	206,125
Kingston Airport Revenue Finance Ltd. (BB+/Ba3)
199,793	6.750		12/15/36	200,894

				407,019

Kuwait(a)(b)(d) – 1.3%
NBK Tier 1 Ltd. (NR/Baa3) (6 yr. CMT + 2.403%)
260,000	6.375		01/10/31	260,894

Macau(a) – 1.3%
Wynn Macau Ltd. (BB-/B1)
270,000	5.500		10/01/27	268,650

Malaysia(a) – 0.9%
GENM Capital Labuan Ltd. (BBB-/NR)
200,000	3.882		04/19/31	180,200

Mexico – 9.4%
Banco Mercantil del Norte SA (BB-/Ba3) (5 yr. CMT + 3.734%)
200,000	8.000	(a)(b)(d)	01/24/33	200,300
Banco Nacional de Comercio Exterior SNC (BB+/Ba1) (5 yr. CMT + 1.956%)
200,000	6.000	(a)(b)(d)	05/14/36	197,500
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (BB/NR) (5 yr. CMT + 2.650%)
200,000	5.125	(a)(d)	01/18/33	196,080
Becle SAB de CV (BBB-/NR)
250,000	2.500	(a)	10/14/31	214,510
Cemex SAB de CV (BBB-/NR)
50,000	5.750	(a)	06/05/36	49,825
Esentia Energy Development SAB de CV (BBB-/Baa3)
210,000	6.125	(a)(b)	07/30/33	209,643
Fibra Soma Trust F/6185 (NR/Ba1)
200,000	4.375	(a)	07/22/31	181,538
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)
198,102	7.250	(a)	01/31/41	200,702
Mexico City Airport Trust (BBB/Baa3)
200,000	5.500	(a)	07/31/47	171,270

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
Petroleos Mexicanos (BBB/B1)
$30,000	6.500%		01/23/29	$ 30,622
20,000	8.750	(a)	06/02/29	21,376
70,000	6.840	(a)	01/23/30	71,890
180,000	5.950	(a)	01/28/31	178,038

				1,923,294

Moldova(a)(b) – 0.8%
Aragvi Finance International DAC (B/NR)
200,000	11.125		11/20/29	154,000

Mongolia(a) – 1.0%
Mongolian Mining Corp. (NR/B2)
200,000	8.440		04/03/30	203,738

Morocco(a) – 3.1%
OCP SA (BBB-/Baa3)
200,000	6.750		05/02/34	210,370
260,000	5.125		06/23/51	209,625
Vivo Energy Investments BV (BB+/Ba1)
210,000	5.125		09/24/27	207,255

				627,250

Nigeria – 4.5%
Access Bank PLC (NR/B3)
370,000	6.125		09/21/26	369,537
Dangote Fertiliser Ltd. (NR/NR)
200,000	7.750	(a)(b)	05/05/31	201,500
SEPLAT Energy PLC (B+/NR)
330,000	9.125	(a)(b)	03/21/30	348,150

				919,187

Norway(a) – 1.0%
DNO ASA (NR/NR)
200,000	8.500		03/27/30	207,074

Panama(a) – 3.5%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)
200,000	5.125		08/11/61	168,776
AES Panama Generation Holdings SRL (NR/Baa3)
370,276	4.375		05/31/30	350,009
Telecomunicaciones Digitales SA (NR/Ba2)
200,000	4.500		01/30/30	190,786

				709,571

Peru(a) – 3.6%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (NR/Ba1)
210,000	7.750	(b)	11/05/38	227,272
Niagara Energy SAC (BBB-/Baa3)
200,000	5.746		10/03/34	200,902
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA (NR/Ba2)
320,000	3.750		08/02/28	306,330

				734,504

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Philippines(a)(d) – 1.2%
San Miguel Global Power Holdings Corp. (NR/NR) (5 yr. CMT + 7.732%)
$250,000	8.750%		06/12/29	$ 253,675

South Africa – 2.0%
Bidvest Group U.K. PLC (NR/Ba2)
200,000	6.200	(a)(b)	09/17/32	201,000
Transnet (B+/Ba3)
200,000	8.250		02/06/28	207,640

				408,640

Turkey – 7.8%
Akbank TAS (NR/Ba3)
210,000	7.498	(b)	01/20/30	215,974
Akbank TAS (NR/NR) (5 yr. CMT + 4.221%)
200,000	7.950	(a)(b)(d)	02/19/31	193,600
Limak Cimento Sanayi ve Ticaret AS (NR/B2)
200,000	9.750	(a)	07/25/29	202,220
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (NR/B3)
257,267	9.500	(a)	07/10/36	261,126
Mersin Uluslararasi Liman Isletmeciligi AS (BB/NR)
200,000	8.250	(a)(b)	11/15/28	205,250
Turkiye Garanti Bankasi AS (NR/B1) (5 yr. CMT + 4.090%)
200,000	8.375	(a)(b)(d)	02/28/34	204,346
Yapi ve Kredi Bankasi AS (NR/NR)
310,000	7.250	(b)	03/03/30	313,565

				1,596,081

United Arab Emirates(a)(b)(d) – 0.9%
Aldar Properties PJSC (NR/Baa3) (5 yr. CMT + 2.018%)
200,000	5.875		04/14/56	189,014

United Kingdom(a)(b) – 1.0%
Avianca Midco 2 PLC (NR/B1)
200,000	9.500		01/28/31	196,675

Uzbekistan(b) – 2.1%
Navoi Mining & Metallurgical Co. (BB/NR)
200,000	6.950		10/17/31	211,000
Uzbek Industrial & Construction Bank ATB (BB-/NR)
200,000	8.950		07/24/29	215,437

				426,437

Vietnam(a) – 0.6%
Mong Duong Finance Holdings BV (NR/Ba2)
128,566	5.125		05/07/29	126,751

Zambia(a)(b) – 1.0%
First Quantum Minerals Ltd. (B/NR)
200,000	6.375		02/15/36	196,088

TOTAL CORPORATE OBLIGATIONS (Cost $17,091,378)				$17,751,430

	Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 4.4%
Colombia(a) – 1.0%
Colombia Government International Bonds (BB-/Baa3)
	$200,000	5.375%	01/21/29	$ 199,620

Ivory Coast(b) – 1.1%
Ivory Coast Government International Bonds (BB/Ba2)
	200,000	8.075	04/01/36	219,588

Nigeria – 1.1%
Nigeria Government International Bonds (B/B3)
	200,000	8.747	01/21/31	214,320

Romania(b) – 0.8%
Romania Government International Bonds (BBB-/Baa3)
EUR	10,000	4.625	03/04/33	11,078
	$120,000	6.625	05/16/36	122,730
	30,000	5.750	07/04/36	28,733

				162,541

Sri Lanka(e) – 0.2%
Sri Lanka Government International Bonds (NR/Caa1)
	50,000	3.350	03/15/33	47,875

Venezuela(f) – 0.2%
Venezuela Government International Bonds (NR/Cu)
	40,000	11.750	10/21/26	21,850
	57,000	9.250	05/07/28	27,431

				49,281

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $853,358)				$ 893,225

U.S. Treasury Obligations – 3.7%
U.S. Treasury Bonds
	$50,000	4.625%	02/15/46	$ 48,008
U.S. Treasury Notes
	240,000	3.875	04/30/31	236,569
	240,000	4.250	06/30/33	239,100
	230,000	4.125	06/30/31	229,191

TOTAL U.S. TREASURY OBLIGATIONS (Cost $754,102)				$ 752,868

Shares		Dividend Rate		Value

Investment Company(g) – 0.9%
Goldman Sachs Central Government Fund — Institutional Shares
	195,968	3.703%		$ 195,968
(Cost $195,968)

TOTAL INVESTMENTS – 96.0% (Cost $18,894,806)				$19,593,491

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%				819,565

NET ASSETS – 100.0%				$20,413,056

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2026.

(f)	Security is currently in default and/or non-income producing.

(g)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	4	09/21/26	$439,563	$2,199
2 Year U.S. Treasury Notes	6	09/30/26	1,236,797	(388)
20 Year U.S. Treasury Bonds	4	09/21/26	454,000	7,789
Ultra Long U.S. Treasury Bonds	4	09/21/26	464,625	9,232

Total				$18,832

Short position contracts:
3 Month SOFR	(6)	03/16/27	(1,439,400)	(738)
5 Year U.S. Treasury Notes	(10)	09/30/26	(1,070,469)	(1,513)

Total				$(2,251)

TOTAL FUTURES CONTRACTS				$16,581

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(b)	2.250%(c)	09/16/28	EUR 160	$(1,657)	$(2,164)	$507
2.500%(c)	6M EURO(b)	09/16/31	90	1,156	1,516	(360)
2.750(c)	6M EURO(b)	09/16/33	100	431	1,091	(660)
6M EURO(b)	2.750(c)	09/16/36	130	(2,290)	(3,510)	1,220
3.000(c)	6M EURO(b)	09/16/41	110	1,287	2,937	(1,650)

TOTAL				$(1,073)	$(130)	$(943)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(b)	Payments made semi-annually.
(c)	Payments made annually.

GOLDMAN SACHS EMERGING MARKETS CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LLC	— Limited Liability Company
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company

Abbreviation:
EURO	— Euro Offered Rate

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 70.3%
Angola – 1.7%
Angola Government International Bonds (B-/B3)
	$620,000	8.000%		11/26/29	$ 631,377
	1,430,000	9.244		01/15/31	1,483,267
	910,000	9.244	(a)	01/15/31	943,897
	450,000	8.750	(a)	04/14/32	454,433
	940,000	9.375	(a)	03/31/33	959,984
	290,000	9.875		10/15/35	302,363
	650,000	9.875	(a)	10/15/35	677,710
	440,000	9.875	(a)	03/31/37	453,475
Angola Government International Bonds (NR/B3)
	990,000	9.375		05/08/48	950,113

					6,856,619

Argentina(b) – 3.2%
Argentina Republic Government International Bonds (B-/NR)
EUR	84,062	0.500		07/09/29	87,500
	$1,973,031	0.750	(c)	07/09/30	1,746,419
	7,125,877	4.125	(c)	07/09/35	5,707,827
	4,241,111	5.000	(c)	01/09/38	3,543,448
	2,574,455	3.500	(c)	07/09/41	1,926,980

					13,012,174

Azerbaijan – 0.4%
Republic of Azerbaijan International Bonds (NR/Baa3)
	1,900,000	3.500		09/01/32	1,773,669

Bahamas(a) – 0.1%
Bahamas Government International Bonds (BB-/Ba3)
	540,000	8.250		06/24/36	606,063

Bahrain – 0.8%
Bahrain Government International Bonds (B/B2u)
	560,000	5.625	(a)	09/30/31	530,594
	1,060,000	5.625		09/30/31	1,004,339
	230,000	5.450		09/16/32	213,613
	820,000	5.450	(a)	09/16/32	761,575
Bahrain Government International Bonds (B/NR)
	990,000	5.625		05/18/34	901,811

					3,411,932

Benin – 0.7%
Benin Government International Bonds (BB-/B1)
	450,000	7.960	(a)	02/13/38	477,371
	520,000	7.960		02/13/38	551,629
Benin Government International Bonds (BB-/B1u)
	430,000	8.375	(a)	01/23/41	464,400
	320,000	8.375		01/23/41	345,600
Benin Government International Bonds (BB-/NR)
EUR	530,000	4.875	(a)	01/19/32	592,407
Benin Sukuk SA (BB-/B1)
	$460,000	6.200	(a)	01/29/33	446,554

					2,877,961

Bolivia(a)(b) – 0.1%
Bolivia Government International Bonds (CCC+/NR)
	280,000	9.450		05/14/31	286,566

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Brazil – 2.7%
Brazil Government International Bonds (BB/Ba1)
EUR	400,000	4.000%		04/23/30	$ 457,611
	$710,000	6.250		03/18/31	733,430
EUR	551,000	4.875		04/23/33	633,501
	$1,290,000	6.000		10/20/33	1,299,288
	1,910,000	6.625		03/15/35	1,964,244
	875,000	6.250		05/22/36	867,475
	1,518,000	5.625		01/07/41	1,400,735
	985,000	4.750	(b)	01/14/50	729,146
	710,000	7.125		05/13/54	713,461
	1,794,000	7.250		01/12/56	1,802,746
Brazil Government International Bonds (BB/WR)
EUR	384,000	5.500		04/23/36	442,543

					11,044,180

Chile(b) – 1.0%
Chile Government International Bonds (A/A2)
	$600,000	4.350		04/13/31	589,350
	310,000	3.500		01/31/34	281,480
	550,000	4.340		03/07/42	486,612
	390,000	3.500		01/25/50	283,823
	890,000	4.000		01/31/52	700,572
	280,000	5.330		01/05/54	270,116
	1,434,000	3.100		01/22/61	901,656
	840,000	3.250		09/21/71	531,670

					4,045,279

Colombia(b) – 3.5%
Colombia Government International Bonds (BB-/Baa3)
EUR	870,000	3.750		09/19/28	988,893
	$1,350,000	5.375		01/21/29	1,347,435
	570,000	4.500		03/15/29	554,895
	2,290,000	3.000		01/30/30	2,092,556
	2,810,000	3.125		04/15/31	2,488,957
	2,880,000	3.250		04/22/32	2,496,960
EUR	300,000	5.000		09/19/32	339,722
	$580,000	7.500		02/02/34	619,295
EUR	720,000	5.625		02/19/36	816,979
	$720,000	5.625		02/26/44	620,460
	1,380,000	5.000		06/15/45	1,102,965
	410,000	4.125		05/15/51	281,445
	950,000	3.875		02/15/61	614,413

					14,364,975

Congo – 0.6%
Congolese International Bonds (CCC+/NR)
	890,000	9.500		02/17/35	870,251
	1,860,000	9.500		05/26/36	1,796,760

					2,667,011

Costa Rica – 1.3%
Costa Rica Government International Bonds (BB/Ba2)
	1,250,000	6.125		02/19/31	1,286,538
	1,543,000	6.550	(a)(b)	04/03/34	1,644,915
	470,000	5.625		04/30/43	452,746

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Costa Rica – (continued)
$1,390,000	7.000%		04/04/44	$ 1,516,768
460,000	7.300	(a)(b)	11/13/54	519,032

				5,419,999

Dominican Republic – 2.7%
Dominican Republic International Bonds (BB/Ba2)
940,000	5.500	(a)(b)	02/22/29	940,705
610,000	5.500	(b)	02/22/29	610,457
620,000	4.500	(a)	01/30/30	599,385
350,000	4.500		01/30/30	338,363
150,000	7.050	(b)	02/03/31	158,190
1,520,000	7.050	(a)(b)	02/03/31	1,602,992
1,260,000	4.875		09/23/32	1,198,260
490,000	5.750	(a)(b)	03/17/34	483,140
540,000	6.600	(b)	06/01/36	563,571
2,419,000	6.950	(a)(b)	03/15/37	2,567,902
490,000	6.150	(a)(b)	05/17/38	486,220
199,000	6.850		01/27/45	204,383
360,000	6.400	(a)	06/05/49	353,227
440,000	7.150	(b)	02/24/55	468,798
840,000	5.875		01/30/60	741,877

				11,317,470

Ecuador – 2.2%
Ecuador Government International Bonds (B-/NR)
596,124	0.000	(a)(d)	07/31/30	513,844
1,178,100	0.000	(d)	07/31/30	1,015,493
1,970,000	8.750	(a)	01/29/34	1,991,473
240,000	8.750		01/29/34	242,616
1,302,467	6.900	(a)(c)	07/31/35	1,194,453
1,067,857	6.900	(c)	07/31/35	979,300
900,000	9.250	(a)	01/29/39	922,050
2,850,000	5.000	(c)	07/31/40	2,389,809

				9,249,038

Egypt – 3.1%
Egypt Government International Bonds (B/Caa1)
1,750,000	5.875		02/16/31	1,705,988
1,100,000	7.300		09/30/33	1,099,230
200,000	8.750		09/30/51	197,610
Egypt Government International Bonds (B/Caa1u)
1,240,000	7.625		05/29/32	1,267,342
700,000	7.625	(a)	05/29/32	715,435
710,000	8.700		03/01/49	702,222
1,510,000	8.875	(a)	05/29/50	1,508,852
Egypt Government International Bonds (B/NR)
1,090,000	8.625	(a)	02/04/30	1,165,308
270,000	9.450	(a)	02/04/33	299,396
1,400,000	9.450		02/04/33	1,552,425
870,000	7.625	(a)	05/20/34	878,030
Egypt Government International Bonds (NR/Caa1)
210,000	8.500		01/31/47	205,554
Egyptian Financial Co. for Sovereign Taskeek (B/NR)(a)
740,000	6.375		04/07/29	748,355

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Egypt – (continued)
	$580,000	7.950%		10/07/32	$ 609,371

					12,655,118

El Salvador – 1.2%
El Salvador Government International Bonds (B-/B3)(b)
	470,000	9.650	(a)	11/21/54	539,621
	590,000	9.650		11/21/54	677,397
El Salvador Government International Bonds (B-/B3u)
	370,000	8.625		02/28/29	389,991
	710,000	8.250		04/10/32	756,981
	610,000	7.650		06/15/35	629,918
	410,000	7.625		02/01/41	414,561
	830,000	7.125	(b)	01/20/50	769,036
	310,000	9.500	(a)(b)	07/15/52	349,234
El Salvador Government International Bonds (B-/NR)
	240,000	9.250	(b)	04/17/30	258,510

					4,785,249

Ghana – 1.2%
Ghana Government International Bonds (B-/Caa1)
	75,224	0.000	(a)(d)	07/03/26	75,171
	1,159,835	5.000	(a)(c)	07/03/29	1,143,377
	665,000	5.000	(c)	07/03/29	654,792
	303,632	0.000	(a)(d)	01/03/30	270,992
	1,782,244	5.000	(a)(c)	07/03/35	1,653,441
	1,350,000	5.000	(c)	07/03/35	1,252,436

					5,050,209

Guatemala(b) – 1.4%
Guatemala Government Bonds (BB+/Ba1)
	216,000	5.250	(a)	08/10/29	215,476
	470,000	5.250		08/10/29	468,860
	440,000	4.900		06/01/30	434,764
	220,000	6.050	(a)	08/06/31	226,428
	703,000	5.375		04/24/32	703,886
	430,000	7.050		10/04/32	463,755
	350,000	7.050	(a)	10/04/32	377,475
	1,890,000	6.250	(a)	08/15/36	1,972,574
	200,000	6.550	(a)	02/06/37	212,970
	440,000	6.125	(a)	06/01/50	441,144
	381,000	6.125		06/01/50	381,991

					5,899,323

Hungary – 2.6%
Hungary Government Bonds (NR/NR)
HUF	155,700,000	7.000		10/24/35	569,768
	176,390,000	6.250		09/23/37	623,184
Hungary Government International Bonds (BBB-/Baa2)
	$440,000	5.250	(a)	06/16/29	445,225
	200,000	5.375	(a)	09/26/30	202,951
	1,360,000	6.250	(a)	09/22/32	1,439,356
	2,600,000	5.500		06/16/34	2,642,900
	1,003,000	5.500	(a)	03/26/36	1,008,968
	1,310,000	5.500		03/26/36	1,317,794
	2,000,000	3.125		09/21/51	1,286,260

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Hungary – (continued)
	$580,000	6.750	%(a)	09/25/52	$ 633,331
	200,000	6.750		09/25/52	218,390
	490,000	6.750	(a)	09/23/55	534,796

					10,922,923

Indonesia – 1.1%
Indonesia Government International Bonds (BBB/Baa2)
EUR	960,000	4.100	(b)	03/04/34	1,080,443
	$200,000	5.600	(b)	01/15/35	203,000
	590,000	4.900	(b)	04/16/36	567,875
	926,000	6.625		02/17/37	1,008,136
	450,000	4.625		04/15/43	400,140
	420,000	4.200		10/15/50	329,175
	1,490,000	3.350		03/12/71	911,746

					4,500,515

Iraq(b) – 0.3%
Iraq International Bonds (NR/NR)
	1,087,500	5.800		01/15/28	1,077,645

Ivory Coast – 1.4%
Ivory Coast Government International Bonds (BB/Ba2)
	241,454	6.375		03/03/28	244,028
	1,330,000	7.625		01/30/33	1,421,570
	1,000,000	6.125		06/15/33	992,000
	370,000	8.075	(a)	04/01/36	406,238
	1,190,000	8.250		01/30/37	1,317,032
	1,380,000	6.750	(a)	02/25/41	1,337,731

					5,718,599

Jamaica – 0.5%
Jamaica Government International Bonds (BB/Ba3)
	650,000	8.000		03/15/39	780,577
	1,130,000	7.875		07/28/45	1,358,698

					2,139,275

Jordan – 0.3%
Jordan Government International Bonds (BB-/Ba3)
	330,000	7.750		01/15/28	341,161
	390,000	7.500		01/13/29	407,355
	300,000	5.850	(a)	07/07/30	303,705

					1,052,221

Kazakhstan(a) – 0.1%
Kazakhstan Government International Bonds (BBB-/Baa1)
	617,000	5.000		07/01/32	619,159

Kenya – 1.3%
Republic of Kenya Government International Bonds (B/B3u)
	550,000	9.750	(a)	02/16/31	598,125
	470,000	9.750		02/16/31	511,125
	1,090,000	6.300		01/23/34	1,001,045
	443,000	9.500	(a)	03/05/36	469,948
	420,000	8.250		02/28/48	404,095
Republic of Kenya Government International Bonds (B/NR)(a)
	720,000	7.875		10/09/33	724,658

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Kenya – (continued)
	$620,000	7.875%		02/26/34	$ 616,900
	650,000	8.800		10/09/38	656,500
	240,000	8.700		02/26/39	237,960

					5,220,356

Lebanon(e) – 0.3%
Lebanon Government International Bonds (D/NR)
	245,000	6.850		03/23/27	61,250
	173,000	6.650		11/03/28	43,510
	1,255,000	6.850		05/25/29	315,632
Lebanon Government International Bonds (NR/NR)
	270,000	6.750		11/29/27	67,500
	1,395,000	7.000		03/20/28	350,842
	953,000	7.150		11/20/31	243,492

					1,082,226

Mexico – 3.1%
Mexico Bonos (NR/NR)
MXN	64,000,000	8.500		03/01/29	3,712,878
Mexico Government International Bonds (BBB/Baa3)(b)
	$441,000	4.750		04/27/32	424,255
	200,000	5.375		03/22/33	196,024
	760,000	5.625		02/09/34	747,992
	610,000	6.350		02/09/35	624,335
	550,000	5.625		09/22/35	534,572
	680,000	6.000		05/07/36	677,926
	1,060,000	6.250		08/27/37	1,059,046
	1,240,000	4.280		08/14/41	975,744
EUR	1,110,000	2.125		10/25/51	688,857
	$640,000	4.400		02/12/52	458,240
	1,250,000	6.338		05/04/53	1,167,500
	400,000	6.750		02/09/56	392,800
	915,000	3.771		05/24/61	548,634
	760,000	3.750		04/19/71	435,860

					12,644,663

Mongolia – 0.7%
Development Bank of Mongolia LLC (BB-/B1)
	340,000	6.900	(a)	07/02/31	336,343
Mongolia Government International Bonds (BB-/B1u)
	500,000	3.500		07/07/27	489,125
	460,000	3.500	(a)	07/07/27	449,995
	720,000	8.650	(a)	01/19/28	754,200
	340,000	8.650		01/19/28	356,150
	200,000	7.875	(a)	06/05/29	212,250
	400,000	4.450		07/07/31	374,000

					2,972,063

Morocco – 1.0%
Morocco Government International Bonds (BBB-/Ba1u)
	420,000	2.375	(a)	12/15/27	405,510
	380,000	5.950	(a)	03/08/28	386,304
EUR	100,000	1.500	(a)	11/27/31	100,260
	$500,000	3.000		12/15/32	437,980
	490,000	3.000	(a)	12/15/32	429,220

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Morocco – (continued)
	$280,000	6.500%		09/08/33	$ 298,292
	1,380,000	4.000		12/15/50	989,060
Morocco Government International Bonds (BBB-/NR)
EUR	430,000	4.750	(a)	05/26/34	500,270
	$510,000	5.500		12/11/42	484,787

					4,031,683

Nigeria – 2.8%
Nigeria Government International Bonds (B/B3)
	1,135,000	6.500		11/28/27	1,141,810
	1,320,000	6.125		09/28/28	1,319,340
	1,070,000	8.375		03/24/29	1,127,352
	1,258,000	7.143		02/23/30	1,278,443
	1,200,000	8.747		01/21/31	1,285,920
	600,000	9.625		06/09/31	667,200
	310,000	9.625	(a)	06/09/31	344,720
	1,320,000	7.875		02/16/32	1,373,750
	310,000	10.375	(a)	12/09/34	368,280
	690,000	7.696	(a)	02/23/38	703,628
	520,000	7.625		11/28/47	509,600
	1,435,000	8.250		09/28/51	1,462,193

					11,582,236

Oman – 2.2%
Oman Government International Bonds (BBB-/Baa3)
	1,100,000	6.500		03/08/47	1,172,473
Oman Government International Bonds (NR/Baa3)
	740,000	6.750	(a)	10/28/27	758,922
	490,000	5.625		01/17/28	495,807
	1,000,000	6.000		08/01/29	1,030,930
	850,000	6.250		01/25/31	893,563
	310,000	7.375	(a)	10/28/32	350,461
	1,420,000	7.375		10/28/32	1,605,338
	1,420,000	6.750	(a)	01/17/48	1,558,322
	250,000	6.750		01/17/48	274,353
	930,000	7.000		01/25/51	1,059,307

					9,199,476

Pakistan – 1.3%
Pakistan Government International Bonds (B-/Caa1)
	2,230,000	6.875		12/05/27	2,246,725
	500,000	7.875		03/31/36	499,757
Pakistan Government International Bonds (NR/Caa1)
	1,210,000	7.375		04/08/31	1,219,075
	600,000	8.875		04/08/51	606,525
Pakistan Water & Power Development Authority (B-/NR)
	620,000	7.500		06/04/31	605,198

					5,177,280

Panama(b) – 2.2%
Panama Government International Bonds (BBB-/Baa3)
	570,000	3.160		01/23/30	536,152
	710,000	7.500		03/01/31	783,336
	1,380,000	2.252		09/29/32	1,161,891
	3,850,000	5.227		02/23/34	3,795,330

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Panama(b) – (continued)
	$470,000	6.875%		01/31/36	$ 512,949
	310,000	5.662		02/23/38	309,280
	800,000	4.500		04/16/50	641,550
	1,530,000	4.500		04/01/56	1,192,539
	201,000	3.870		07/23/60	138,811

					9,071,838

Paraguay(b) – 1.3%
Paraguay Government International Bonds (BBB-/Baa3)
PYG	1,417,000,000	7.900		02/09/31	222,996
	$340,000	4.950	(a)	04/28/31	340,378
	239,000	2.739	(a)	01/29/33	212,024
	1,360,000	3.849		06/28/33	1,273,096
PYG	4,442,000,000	8.500		03/04/35	706,166
	$790,000	5.400		03/30/50	728,281
	480,000	6.650	(a)	03/04/55	516,000
	1,090,000	6.650		03/04/55	1,171,750

					5,170,691

Peru – 0.9%
Peru Government International Bonds (BBB-/Baa1)
EUR	160,000	1.250	(b)	03/11/33	156,843
	$840,000	5.375	(b)	02/08/35	848,535
	620,000	5.500	(b)	03/30/36	626,907
	190,000	6.550		03/14/37	207,955
	550,000	5.625		11/18/50	536,547
	1,360,000	2.780	(b)	12/01/60	744,450
	1,430,000	3.230	(b)(f)	07/28/21	793,664

					3,914,901

Poland – 0.6%
Republic of Poland Government International Bonds (A-/A2)
	640,000	4.875		02/12/30	648,288
	690,000	5.500	(b)	04/04/53	652,443
	1,230,000	5.500	(b)	03/18/54	1,170,431

					2,471,162

Romania – 3.3%
Romania Government International Bonds (BBB-/Baa3)
	710,000	6.625	(a)	02/17/28	725,208
	450,000	6.625		02/17/28	459,639
EUR	250,000	3.624		05/26/30	280,383
	$680,000	5.750	(a)	09/16/30	683,298
	560,000	3.000		02/14/31	501,273
	1,050,000	3.000	(a)	02/14/31	939,886
EUR	260,000	5.375		03/22/31	307,664
	$20,000	3.625	(a)	03/27/32	17,944
EUR	320,000	4.625	(a)	03/04/33	354,491
	630,000	5.375	(a)	06/07/33	727,044
	$1,240,000	6.375		01/30/34	1,257,360
	1,080,000	5.750		03/24/35	1,046,585
	1,700,000	6.625	(a)	05/16/36	1,738,675
	50,000	6.625		05/16/36	51,137
	1,420,000	5.750	(a)	07/04/36	1,360,005
EUR	800,000	6.750	(a)	07/11/39	967,782

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Romania – (continued)
EUR	52,000	3.375%		01/28/50	$ 38,883
	$1,340,000	4.000		02/14/51	909,820
	740,000	7.625	(a)	01/17/53	812,616
	460,000	7.625		01/17/53	505,140

					13,684,833

Rwanda – 0.2%
Rwanda International Government Bonds (B+/B2)
	810,000	5.500		08/09/31	772,529

Saudi Arabia – 1.0%
Saudi Government International Bonds (NR/Aa3)
	810,000	4.500		10/26/46	673,677
	1,270,000	3.250		11/17/51	827,545
	910,000	5.000	(a)	01/18/53	784,292
	900,000	5.000		01/18/53	775,674
	200,000	5.750		01/16/54	193,486
	960,000	3.750		01/21/55	667,776

					3,922,450

Senegal – 0.2%
Senegal Government International Bonds (CCC+/Caa1)
	430,000	7.750		06/10/31	230,394
	400,000	6.250		05/23/33	211,100
EUR	160,000	5.375		06/08/37	96,351
	$670,000	6.750		03/13/48	347,563

					885,408

Serbia – 1.0%
Serbia International Bonds (BBB-/Ba2)
	1,310,000	2.125		12/01/30	1,141,993
EUR	310,000	4.250	(a)	05/06/31	354,652
	240,000	1.650		03/03/33	231,878
	$680,000	6.500	(a)	09/26/33	718,481
	1,150,000	6.000		06/12/34	1,179,130
	390,000	5.500	(a)	05/06/36	382,504
EUR	290,000	2.050		09/23/36	262,525

					4,271,163

South Africa – 2.8%
Republic of South Africa Government Bonds (BB+/Ba2)
ZAR	8,230,000	8.500		01/31/37	499,979
	4,910,000	9.000		01/31/40	302,932
Republic of South Africa Government International Bonds (BB/Ba2)
	$610,000	4.850		09/30/29	604,278
	790,000	5.875		06/22/30	809,853
	870,000	5.875		04/20/32	890,119
	200,000	7.100	(a)	11/19/36	215,136
	1,030,000	7.100		11/19/36	1,107,950
	1,410,000	6.125	(a)	12/11/37	1,384,796
	530,000	6.250		03/08/41	507,475
	1,140,000	5.375		07/24/44	967,427
	430,000	5.000		10/12/46	335,937
	494,000	6.300		06/22/48	452,319
	1,130,000	5.750		09/30/49	956,969
	440,000	7.300		04/20/52	444,675

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – (continued)
$390,000	7.950	%(a)	11/19/54	$ 420,225
510,000	7.950		11/19/54	549,525
550,000	7.250	(a)	12/11/55	548,350
Republic of South Africa Government International Bonds (NR/Ba2)
790,000	5.650		09/27/47	668,044

				11,665,989

Sri Lanka – 1.6%
Sri Lanka Government International Bonds (CCC+/Caa1)(a)
458,542	4.000		04/15/28	443,066
861,204	3.600	(c)	06/15/35	717,813
Sri Lanka Government International Bonds (NR/Caa1)(c)
750,232	3.100	(a)	01/15/30	765,237
470,000	3.100		01/15/30	479,400
375,421	3.350	(a)	03/15/33	359,466
1,710,000	3.350		03/15/33	1,637,325
387,693	3.600	(a)	05/15/36	390,116
560,000	3.600		05/15/36	563,500
1,295,891	3.600	(a)	02/15/38	1,308,850

				6,664,773

Trinidad and Tobago(b) – 0.3%
Trinidad & Tobago Government International Bonds (BBB-/Ba2)
410,000	4.500	(a)	06/26/30	394,112
280,000	5.950		01/14/31	282,884
420,000	6.400	(a)	06/26/34	430,290

				1,107,286

Turkey – 3.2%
Turkiye Government International Bonds (NR/Ba3)
1,084,000	5.250		03/13/30	1,050,461
360,000	6.375		05/22/31	359,006
2,042,000	5.875		06/26/31	2,000,200
770,000	7.125		02/12/32	789,443
720,000	7.125		07/17/32	737,820
2,060,000	6.500		09/20/33	2,030,707
1,902,000	7.625		05/15/34	1,999,516
290,000	6.500		01/03/35	283,475
290,000	6.950		09/16/35	291,044
1,750,000	6.000		01/14/41	1,547,875
980,000	4.875		04/16/43	745,956
1,860,000	5.750		05/11/47	1,508,925

				13,344,428

Ukraine(c) – 1.5%
Ukraine Government International Bonds (CCC+/NR)
223,742	0.000	(a)	02/01/30	160,199
100,000	4.000		02/01/32	82,550
1,258,320	4.000	(a)	02/01/32	1,038,743
1,224,828	0.000	(a)	02/01/34	690,191
1,357,309	4.500	(a)	02/01/34	951,474
274,147	4.500		02/01/34	192,177
1,508,223	4.500	(a)	02/01/35	1,042,182
1,310,000	4.500		02/01/35	905,210
1,800,485	4.500	(a)	02/01/36	1,227,931

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ukraine(c) – (continued)
	$120,000	4.500%		02/01/36	$ 81,840

					6,372,497

United Arab Emirates – 0.1%
Emirate of Dubai Government International Bonds (NR/NR)
	335,000	3.900		09/09/50	239,441

Uruguay – 0.9%
Oriental Republic of Uruguay (BBB+/Baa1)
	520,000	5.250	(b)	09/10/60	482,791
Uruguay Government International Bonds (BBB+/Baa1)
	693,723	5.750	(b)	10/28/34	725,933
UYU	26,830,000	8.000	(b)	10/29/35	683,307
	$1,940,000	4.975		04/20/55	1,762,936

					3,654,967

Uzbekistan – 0.9%
Republic of Uzbekistan International Bonds (BB/NR)
	550,000	7.850	(a)	10/12/28	581,724
	1,050,000	5.375		02/20/29	1,049,612
	200,000	3.700	(a)	11/25/30	186,300
	610,000	3.700		11/25/30	568,215
	700,000	3.900		10/19/31	647,591
Republic of Uzbekistan International Bonds (NR/Ba2)
UZS	9,450,000,000	15.500	(a)	02/25/28	839,897

					3,873,339

Venezuela(e) – 1.2%
Venezuela Government International Bonds (NR/Cu)
	$176,000	11.750		10/21/26	96,140
	7,531,000	9.250		05/07/28	3,624,294
Venezuela Government International Bonds (NR/WR)
	2,310,000	7.650		04/21/25	1,025,062

					4,745,496

Zambia(c) – 0.2%
Zambia Government International Bonds (CCC+/Caa2u)
	994,744	5.750		06/30/33	983,772

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $269,203,408)					$290,080,118

Corporate Obligations – 23.8%
Angola(a)(b) – 0.3%
Azule Energy Finance PLC (NR/B2)
	$730,000	8.125%		01/23/30	$ 733,249
	400,000	8.250		01/22/31	400,380

					1,133,629

Argentina(b) – 0.2%
Vista Energy Argentina SAU (NR/NR)
	630,000	8.500		06/10/33	672,084

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Australia(b) – 0.3%
Santos Finance Ltd. (BBB-/Baa3)
$443,000	6.875%		09/19/33	$ 480,460
Santos Finance Ltd. (BBB-/NR)
680,000	5.250		03/13/29	683,760

				1,164,220

Brazil – 1.8%
Azul Secured Finance LLP (NR/B2)
460,000	9.875	(a)(b)	02/15/31	442,833
Brazil Minas SPE via State of Minas Gerais (BB/NR)
700,000	5.333	(a)(g)	02/15/28	700,567
BRF SA (NR/Ba2)
1,080,000	4.875	(b)	01/24/30	1,024,434
MV24 Capital BV (NR/Baa3)
544,401	6.748	(a)	06/01/34	542,496
Nova Securitisation SARL (BB/NR)(a)(b)
620,000	5.750		02/03/31	595,820
850,000	6.500		02/03/36	802,315
Rede D’or Finance SARL (BB+/NR)(b)
330,000	4.950		01/17/28	326,568
462,000	4.500		01/22/30	438,253
Samarco Mineracao SA (NR/B2) (PIK 5.000%, Cash 4.000%)
1,009,347	9.500	(b)(h)	06/30/31	1,014,898
Sitios Latinoamerica SAB de CV (NR/Baa3)
590,000	5.375	(b)	04/04/32	586,460
Vale Overseas Ltd. (BB+/Baa3) (5 yr. CMT + 2.431%)
570,000	6.000	(a)(b)(i)	02/25/56	568,569
Vale Overseas Ltd. (BBB/Baa2)
290,000	6.125	(b)	06/12/33	304,500

				7,347,713

Chile – 1.4%
Banco del Estado de Chile (BBB-/Baa3)(b)(i)
(5 yr. CMT + 3.228%)
600,000	7.950	(a)	05/02/29	635,100
(5 yr. CMT + 3.228%)
1,100,000	7.950		05/02/29	1,164,350
Corp. Nacional del Cobre de Chile (BBB+/Baa2)
480,000	6.330	(a)(b)	01/13/35	504,336
Empresa de los Ferrocarriles del Estado (A/NR)
600,000	3.068	(a)(b)	08/18/50	376,230
GNL Quintero SA (BBB+/Baa2)
354,320	4.634		07/31/29	353,062
Inversiones CMPC SA (BBB-/Baa3)(b)
340,000	6.125	(a)	06/23/33	336,863
300,000	6.125		06/23/33	297,233
Latam Airlines Group SA (BBB-/Ba2)(b)
980,000	7.875	(a)	04/15/30	1,019,690
130,000	7.875		04/15/30	135,265
881,000	7.625	(a)	01/07/31	914,663

				5,736,792

China – 0.0%
China Aoyuan Group Ltd. (NR/NR)
8,063	0.000	(d)	09/30/28	136

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
China – (continued)
	$37,894	5.500	%(h)	09/30/31	$ 311
	90,223	0.000	(c)	12/31/99	225
Fantasia Holdings Group Co. Ltd. (NR/NR)
	340,000	10.875	(b)(e)	03/02/24	3,740
Fantasia Holdings Group Co. Ltd. (NR/WR)
	200,000	11.875	(b)(e)	06/01/23	2,250
Redsun Properties Group Ltd. (NR/WR)
	220,000	9.700	(b)(e)	04/16/23	1,485
Yuzhou Group Holdings Co. Ltd. (NR/NR)
	279,492	1.000	(b)(h)	06/30/34	2,865

					11,012

Colombia(b) – 0.6%
Grupo Nutresa SA (NR/Ba1) (5 yr. CMT + 4.103%)
	680,000	7.875	(a)(i)	10/21/31	678,300
Grupo Nutresa SA (NR/Baa3)
	904,000	8.000	(a)	05/12/30	957,178
	320,000	9.000	(a)	05/12/35	352,800
	330,000	9.000		05/12/35	363,825

					2,352,103

Czech Republic(b) – 0.6%
Ceska sporitelna AS (NR/NR) (3 mo. EUR EURIBOR + 2.250%)
EUR	900,000	4.824	(i)	01/15/30	1,059,190
Czechoslovak Group AS (BB+/Baa3)
	$1,250,000	6.500	(a)	01/10/31	1,268,071

					2,327,261

Ghana(a)(b) – 0.1%
Kosmos Energy Ltd. (CCC/Caa2u)
	310,000	8.750		10/01/31	252,728

Guatemala(b) – 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (NR/Ba2)
	1,070,000	5.250		04/27/29	1,052,880

Hong Kong(e) – 0.0%
Add Hero Holdings Ltd. (NR/NR)
(PIK 8.500%, Cash 7.500%)
	63,935	8.500		09/30/29	479
(PIK 9.000%, Cash 8.000%)
	54,413	9.000		09/30/30	33
(PIK 9.800%, Cash 8.800%)
	72,101	9.800		09/30/31	43

					555

Hungary(b)(i) – 0.2%
OTP Bank Nyrt (BB/Ba1) (5 yr. CMT + 2.861%)
	970,000	7.300		07/30/35	1,015,687

India – 0.4%
JSW Hydro Energy Ltd. (NR/Ba1)
	623,300	4.125	(b)	05/18/31	579,825
Reliance Industries Ltd. (A-/Baa1)
	520,000	2.875	(a)	01/12/32	467,937

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
India – (continued)
$520,000	2.875%		01/12/32	$ 467,938

				1,515,700

Indonesia – 0.7%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (NR/Baa2)(b)
560,000	5.800	(a)	05/15/50	527,800
220,000	5.800		05/15/50	207,350
Minejesa Capital BV (NR/Baa3)
240,130	4.625		08/10/30	236,648
Pertamina Persero PT (BBB/Baa2)
330,000	6.500		05/27/41	340,313
720,000	6.000		05/03/42	700,200
Pertamina Persero PT (NR/Baa2)
1,150,000	4.150	(b)	02/25/60	840,224

				2,852,535

Israel(b) – 0.1%
Bank Hapoalim BM (BBB+/NR)
580,000	4.722		07/14/29	572,663

Jamaica(b) – 0.5%
Digicel International Finance Ltd./Difl U.S. LLC (B/B1)
550,000	8.625	(a)	08/01/32	566,844
Kingston Airport Revenue Finance Ltd. (BB+/Ba3)
1,018,946	6.750	(a)	12/15/36	1,024,561
549,432	6.750		12/15/36	552,459

				2,143,864

Kazakhstan(b) – 0.4%
KazMunayGas National Co. JSC (NR/Baa1)
1,310,000	3.500	(a)	04/14/33	1,188,799
350,000	3.500		04/14/33	317,618

				1,506,417

Kuwait(b)(i) – 0.3%
NBK Tier 1 Ltd. (NR/Baa3)
(6 yr. CMT + 2.403%)
960,000	6.375	(a)	01/10/31	963,302
(6 yr. CMT + 2.875%)
220,000	3.625		08/24/26	219,054

				1,182,356

Luxembourg(a)(b) – 0.4%
Eagle Funding Luxco SARL (BBB/Baa3)
1,620,000	5.500		08/17/30	1,622,452

Malaysia(b) – 0.7%
Petronas Capital Ltd. (A-/A2)
500,000	3.500		04/21/30	480,755
930,000	5.340	(a)	04/03/35	953,757
300,000	5.340		04/03/35	307,664
820,000	4.550	(a)	04/21/50	717,123
360,000	4.550		04/21/50	314,834

				2,774,133

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – 5.1%
Banco Mercantil del Norte SA (BB-/Ba3)(b)(i)
(10 yr. CMT + 4.299%)
$200,000	8.750	%(a)	05/20/35	$ 206,500
(5 yr. CMT + 4.072%)
300,000	8.375		05/20/31	306,660
(5 yr. CMT + 4.643%)
590,000	5.875	(a)	01/24/27	586,371
Banco Nacional de Comercio Exterior SNC (BB+/Ba1) (5 yr. CMT + 1.956%)
610,000	6.000	(a)(b)(i)	05/14/36	602,375
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (BB/NR) (5 yr. CMT + 2.650%)
550,000	5.125	(a)(b)(i)	01/18/33	539,220
Bimbo Bakeries USA, Inc. (BBB+/Baa1)(b)
460,000	6.050	(a)	01/15/29	472,944
340,000	6.400	(a)	01/15/34	362,950
340,000	5.375	(a)	01/09/36	340,272
310,000	5.375		01/09/36	310,248
Cemex SAB de CV (BB/NR)(b)(i)
(5 yr. CMT + 3.520%)
680,000	7.200	(a)	06/10/30	708,016
(5 yr. CMT + 3.520%)
450,000	7.200		06/10/30	468,540
Cemex SAB de CV (BBB-/NR)
280,000	5.750	(b)	06/05/36	279,020
Eagle Funding Luxco SARL (BBB/Baa3)
1,080,000	5.500	(b)	08/17/30	1,081,635
Esentia Energy Development SAB de CV (BBB-/Baa3)(a)(b)
1,170,000	6.125		07/30/33	1,168,011
360,000	6.500		07/30/38	354,105
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (BBB/Baa3)
1,485,761	7.250	(b)	01/31/41	1,505,262
Mexico City Airport Trust (BBB/Baa3)(b)
620,000	4.250	(a)	10/31/26	617,985
630,000	3.875		04/30/28	614,565
750,000	3.875	(a)	04/30/28	731,625
280,000	5.500	(a)	10/31/46	240,100
322,000	5.500		10/31/46	276,115
1,139,000	5.500		07/31/47	975,383
Petroleos Mexicanos (BBB/B1)
1,200,000	6.500		01/23/29	1,224,888
402,000	8.750	(b)	06/02/29	429,658
800,000	6.840	(b)	01/23/30	821,600
2,104,000	5.950	(b)	01/28/31	2,081,066
250,000	6.700	(b)	02/16/32	251,878
240,000	6.375		01/23/45	203,508
370,000	5.625		01/23/46	295,626
1,110,000	6.750		09/21/47	948,850
1,210,000	6.350		02/12/48	999,823
1,333,000	6.950	(b)	01/28/60	1,127,718

				21,132,517

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Morocco(b) – 0.5%
OCP SA (BBB-/Baa3)
	$990,000	6.750	%(a)	05/02/34	$ 1,041,330
	540,000	6.750		05/02/34	567,998
	570,000	7.500		05/02/54	617,851

					2,227,179

Nigeria(b) – 0.3%
Dangote Fertiliser Ltd. (NR/NR)
	560,000	7.750	(a)	05/05/31	564,200
IHS Holding Ltd. (B+/NR)
	400,000	6.250	(a)	11/29/28	398,375
	200,000	6.250		11/29/28	199,188

					1,161,763

Norway(b) – 0.2%
DNO ASA (NR/NR)
	1,000,000	8.500		03/27/30	1,035,370

Panama – 0.8%
Aeropuerto Internacional de Tocumen SA (BBB-/Baa3)(b)
	940,000	4.000	(a)	08/11/41	813,805
	510,000	4.000		08/11/41	441,532
	1,600,000	5.125	(a)	08/11/61	1,350,208
Autoridad del Canal de Panama (BBB+/A3)
	380,000	4.950	(a)	07/29/35	372,590
Generadora de Gatun SA (BBB-/Baa3)
	230,000	6.874	(a)(b)	09/30/44	237,671

					3,215,806

Peru – 0.4%
Atlantica Transmision Sur SA (BBB-/NR)
	499,377	6.875	(a)	04/30/43	532,151
Kallpa Generacion SA (NR/Baa3)(b)
	310,000	5.875	(a)	01/30/32	316,975
	200,000	5.875		01/30/32	204,500
Niagara Energy SAC (BBB-/Baa3)(b)
	400,000	5.746	(a)	10/03/34	401,804
	260,000	5.746		10/03/34	261,173

					1,716,603

Romania(b)(i) – 0.1%
Banca Transilvania SA (NR/Ba1) (1 yr. EURIBOR ICE Swap + 2.950%)
EUR	460,000	5.125		09/30/30	537,159

Saudi Arabia – 0.6%
EIG Pearl Holdings SARL (NR/Aa3)
	$1,057,208	3.545		08/31/36	956,773
Suci Second Investment Co. (NR/Aa3)
	1,520,000	4.875		05/08/32	1,501,000

					2,457,773

Serbia(b) – 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade (BB-/NR)
	220,000	7.000	(a)	10/28/29	220,330

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Serbia(b) – (continued)
	$610,000	7.000%		10/28/29	$ 610,915

					831,245

South Africa – 1.7%
Eskom Holdings (BB/Ba2)(g)
	2,010,000	4.314		07/23/27	1,985,659
	1,030,000	6.350		08/10/28	1,048,347
Sasol Financing USA LLC (BB+/Ba1)
	910,000	4.375	(b)	09/18/26	906,287
Transnet (B+/Ba3)
	660,000	8.250	(a)	02/06/28	685,212
	1,530,000	8.250		02/06/28	1,588,446
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (BBB-/WR)
	920,000	5.854	(a)(b)	05/13/32	933,862

					7,147,813

Supranational – 0.1%
European Bank for Reconstruction & Development (NR/NR)
PHP	12,100,000	4.750		06/16/31	188,906
International Bank for Reconstruction & Development (NR/Aaa)
	24,800,000	4.925		11/03/32	384,301

					573,207

Turkey – 0.8%
Akbank TAS (NR/Ba3)
	$350,000	7.498		01/20/30	359,958
Akbank TAS (NR/NR) (5 yr. CMT + 4.221%)
	840,000	7.950	(a)(b)(i)	02/19/31	813,120
Turkiye Garanti Bankasi AS (NR/B1)(b)(i)
(5 yr. CMT + 4.090%)
	750,000	8.375	(a)	02/28/34	766,297
(5 yr. CMT + 4.090%)
	300,000	8.375		02/28/34	306,519
Yapi ve Kredi Bankasi AS (NR/B3) (5 yr. CMT + 5.278%)
	370,000	9.250	(a)(b)(i)	01/17/34	383,560
Yapi ve Kredi Bankasi AS (NR/NR)
	430,000	7.250	(a)	03/03/30	434,945
	300,000	7.250		03/03/30	303,450

					3,367,849

United Arab Emirates – 1.4%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)
	577,000	4.600	(a)	11/02/47	516,285
DP World Crescent Ltd. (NR/Baa2)
	610,000	5.500	(a)	05/08/35	610,915
DP World Ltd. (NR/Baa2)
	481,000	5.625		09/25/48	447,450
	1,030,000	4.700	(b)	09/30/49	843,745
First Abu Dhabi Bank PJSC (NR/Baa3) (6 yr. CMT + 2.086%)
	1,360,000	5.875	(b)(i)	05/28/31	1,355,117
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)
	380,000	2.625		03/31/36	331,957
	2,190,000	3.250		09/30/40	1,724,669

					5,830,138

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
United States(a)(b) – 0.2%
J&F Luxembourg Finance SARL (BB+/Ba1)
$670,000	8.000%		04/23/33	$ 640,822

Uzbekistan – 0.4%
Navoi Mining & Metallurgical Co. (BB/NR)
520,000	6.700	(a)	10/17/28	533,812
200,000	6.750	(a)(b)	05/14/30	207,300
410,000	6.950	(a)	10/17/31	432,550
600,000	6.950		10/17/31	633,000

				1,806,662

Venezuela(e) – 1.6%
Petroleos de Venezuela SA (NR/NR)
8,460,000	6.000		05/16/24	3,168,270
77,934	6.000		11/15/26	29,323
2,570,000	5.375		04/12/27	941,905
4,920,000	5.375		04/12/27	1,803,180
2,180,000	5.500		04/12/37	799,788

				6,742,466

Zambia(a)(b) – 0.1%
First Quantum Minerals Ltd. (B/NR)
600,000	8.625		06/01/31	624,948

TOTAL CORPORATE OBLIGATIONS (Cost $97,255,637)				$ 98,286,104

Shares	Description	Value

Common Stocks – 0.0%
China – 0.0%
224,816	Sunac Services Holdings Ltd. Real Estate Management & Development	$ 20,681
474,067	Yuzhou Group Holdings Co. Ltd. Real Estate Management & Development(e)	7,193

TOTAL COMMON STOCKS (Cost $559,980)		$ 27,874

Shares	Dividend Rate	Value

Investment Company(j) – 2.1%
Goldman Sachs Central Government Fund - Institutional Shares
8,454,012	3.703%	$ 8,454,012
(Cost $8,454,012)

TOTAL INVESTMENTS – 96.2% (Cost $375,473,037)		$396,848,108

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.8%		15,609,022

NET ASSETS – 100.0%		$412,457,130

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2026.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security is currently in default and/or non-income producing.

(f)	Actual maturity date is July 28, 2121.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $3,734,573, which represents approximately 0.9% of the Fund’s net assets as of June 30, 2026.

(h)	Pay-in-kind securities.

(i)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(j)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	BRL	9,053,497	USD	1,736,149	08/04/26	$2,890
	COP	1,021,372,000	USD	278,000	07/02/26	20,659
	COP	2,424,419,142	USD	671,367	07/09/26	36,363
	COP	1,007,440,000	USD	280,000	07/10/26	14,018
	COP	1,004,692,000	USD	278,000	07/14/26	14,934
	COP	691,522,539	USD	191,557	07/24/26	9,583
	COP	462,836,000	USD	134,000	08/03/26	333
	COP	298,539,723	USD	81,614	09/16/26	4,138
	EUR	378,976	USD	432,439	07/09/26	739
	EUR	2,259,437	USD	2,572,891	07/10/26	9,811
	EUR	1,486,119	USD	1,688,826	07/31/26	11,419
	EUR	1,717,654	USD	1,959,500	08/03/26	5,890
	EUR	1,769,323	USD	2,018,797	08/13/26	6,569
	EUR	4,608,368	USD	5,257,974	09/16/26	24,648
	ILS	1,194,411	USD	398,824	07/10/26	2,652
	INR	84,329,037	USD	887,023	07/02/26	3,810
	INR	26,585,910	USD	279,000	07/03/26	1,841
	INR	66,705,570	USD	699,000	07/09/26	5,469
	INR	31,375,842	USD	330,560	07/20/26	502
	INR	66,774,495	USD	704,035	07/22/26	421
	INR	66,929,175	USD	705,000	07/24/26	974
	INR	78,880,915	USD	819,920	09/16/26	8,390
	TRY	18,823,143	USD	371,404	09/16/26	8,205
	TWD	21,888,906	USD	685,786	07/02/26	1,312
	TWD	21,945,932	USD	687,056	09/16/26	34
	USD	479,597	CLP	433,380,178	09/16/26	9,045
	USD	11,907,691	CNH	80,144,665	09/16/26	40,934
	USD	216,699	CZK	4,550,896	09/16/26	2,309
	USD	447,766	EUR	383,099	07/03/26	9,984
	USD	2,731,692	EUR	2,366,188	07/09/26	27,085
	USD	3,445,913	EUR	2,979,808	07/10/26	39,772
	USD	3,397,401	EUR	2,914,723	07/13/26	65,218
	USD	1,837,582	EUR	1,587,009	07/14/26	23,194
	USD	3,353,948	EUR	2,923,612	07/23/26	10,126
	USD	3,273,729	EUR	2,841,605	07/28/26	22,981
	USD	35,310,488	EUR	30,366,273	09/16/26	501,299
	USD	1,099,429	EUR	954,475	09/17/26	5,258

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	6,553,351	HUF	2,026,355,245	09/16/26	$63,968
	USD	293,918	ILS	872,069	07/01/26	861
	USD	267,457	ILS	793,898	07/10/26	605
	USD	1,744,731	ILS	5,119,364	09/16/26	21,039
	USD	1,503,420	INR	142,141,710	07/02/26	1,867
	USD	892,688	INR	84,387,500	07/03/26	1,257
	USD	706,000	INR	66,688,760	07/22/26	2,449
	USD	3,904,412	INR	371,513,406	09/16/26	3,237
	USD	516,210	KRW	783,201,946	07/01/26	10,574
	USD	660,675	KRW	1,008,802,825	07/02/26	9,241
	USD	2,320,303	KRW	3,480,221,437	07/07/26	70,353
	USD	188,595	KRW	290,999,309	07/08/26	463
	USD	3,575,508	KRW	5,417,888,210	09/16/26	69,078
	USD	292,000	MXN	5,098,657	07/17/26	868
	USD	5,056,078	MXN	88,289,405	09/17/26	39,975
	USD	3,505,733	PLN	12,782,942	09/16/26	107,809
	USD	3,406,664	SGD	4,350,475	09/16/26	25,530
	USD	1,280,590	TWD	40,574,225	09/16/26	10,280
	USD	1,375,166	ZAR	22,525,661	09/16/26	8,632
	ZAR	31,879,134	USD	1,925,293	09/16/26	8,676

TOTA L						$1,409,571

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	BRL	9,053,497	USD	1,791,204	07/02/26	$(38,329)
	BRL	6,604,232	USD	1,257,848	09/16/26	(2,059)
	CLP	585,988,068	USD	655,343	09/16/26	(19,095)
	CNH	43,333,176	USD	6,432,648	09/16/26	(16,449)
	CNH	37,750,433	USD	5,616,688	09/17/26	(26,649)
	CZK	2,113,741	USD	101,481	09/16/26	(1,904)
	EUR	762,166	USD	884,874	07/03/26	(13,919)
	EUR	1,888,079	USD	2,193,948	07/09/26	(35,830)
	EUR	3,315,167	USD	3,835,963	07/10/26	(46,484)
	EUR	1,672,710	USD	1,974,300	07/13/26	(62,016)
	EUR	941,404	USD	1,100,878	07/14/26	(24,594)
	EUR	1,714,671	USD	1,986,446	07/23/26	(25,326)
	EUR	2,405,428	USD	2,789,623	07/24/26	(38,341)
	EUR	2,704,513	USD	3,151,780	07/28/26	(57,864)
	EUR	1,686,763	USD	1,936,404	08/24/26	(4,647)
	EUR	12,554,488	USD	14,532,301	09/16/26	(140,956)
	EUR	249,629	USD	289,269	09/17/26	(3,104)
	HUF	2,594,459,279	USD	8,433,248	09/16/26	(124,518)
	ILS	639,271	USD	220,438	07/01/26	(5,613)
	ILS	685,245	USD	233,405	07/10/26	(3,074)
	ILS	4,612,412	USD	1,563,938	09/16/26	(10,937)
	INR	84,382,523	USD	892,017	07/02/26	(618)
	INR	57,813,285	USD	611,969	07/03/26	(1,256)
	INR	84,458,023	USD	892,688	07/13/26	(1,027)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	INR	124,112,621	USD	1,310,034	07/17/26	$(145)
	INR	190,108,402	USD	2,006,884	07/20/26	(959)
	INR	122,472,854	USD	1,294,494	07/22/26	(2,433)
	KRW	783,201,946	USD	514,409	07/01/26	(8,773)
	KRW	1,008,802,825	USD	658,492	07/02/26	(7,056)
	KRW	3,480,087,885	USD	2,276,184	07/07/26	(26,322)
	KRW	463,672,598	USD	306,057	07/08/26	(6,291)
	KRW	852,044,200	USD	563,000	07/20/26	(12,076)
	KRW	5,602,693,886	USD	3,669,741	09/16/26	(43,705)
	MXN	5,112,398	USD	296,369	07/17/26	(4,451)
	MXN	12,259,380	USD	707,000	09/15/26	(10,379)
	MXN	15,268,345	USD	870,793	09/17/26	(3,333)
	PLN	7,933,906	USD	2,149,275	09/16/26	(40,308)
	PLN	668,743	USD	181,948	09/17/26	(4,185)
	RON	1,698,504	USD	371,581	09/16/26	(2,723)
	SGD	691,035	USD	535,000	07/10/26	(489)
	SGD	4,370,962	USD	3,424,371	09/16/26	(27,314)
	TWD	21,878,600	USD	695,000	07/02/26	(8,226)
	TWD	61,063,692	USD	1,927,053	09/16/26	(15,252)
	USD	1,749,620	BRL	9,053,497	07/02/26	(3,254)
	USD	1,464,158	BRL	7,756,054	09/16/26	(10,650)
	USD	1,852,000	CNH	12,524,029	09/16/26	(2,392)
	USD	100,389	COP	359,532,806	07/03/26	(4,717)
	USD	421,439	COP	1,448,784,480	07/10/26	(1,385)
	USD	73,676	COP	268,917,254	07/24/26	(4,543)
	USD	981,100	COP	3,582,831,824	09/16/26	(48,027)
	USD	432,439	EUR	379,068	07/03/26	(736)
	USD	863,370	EUR	759,359	07/10/26	(4,633)
	USD	3,433,442	EUR	3,021,598	07/28/26	(23,214)
	USD	1,251,344	EUR	1,097,285	07/31/26	(4,042)
	USD	2,972,329	EUR	2,603,658	09/16/26	(12,272)
	USD	503,374	EUR	440,294	09/17/26	(1,361)
	USD	1,123,153	HUF	352,752,652	09/16/26	(6,534)
	USD	77,798	ILS	232,656	07/10/26	(405)
	USD	278,000	INR	26,569,850	07/02/26	(2,678)
	USD	704,035	INR	66,699,164	07/09/26	(366)
	USD	886,560	INR	84,494,384	07/13/26	(5,485)
	USD	1,907,687	INR	184,808,239	09/16/26	(32,943)
	USD	111,177	KRW	172,663,938	07/08/26	(451)
	USD	321,211	KRW	497,584,138	09/16/26	(823)
	USD	113,232	MXN	1,993,715	09/17/26	(39)
	USD	136,445	PEN	468,061	09/16/26	(63)
	USD	401,049	PHP	24,867,915	09/16/26	(2,247)
	USD	983,000	SGD	1,274,269	07/10/26	(2,637)
	USD	243,756	TRY	12,359,384	09/16/26	(5,497)
	USD	1,372,519	TWD	43,767,506	07/02/26	(1,353)
	USD	820,187	ZAR	13,625,672	09/16/26	(6,423)
	ZAR	4,576,660	USD	279,000	09/16/26	(1,354)

TOTAL						$(1,119,553)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	29	09/21/26	$3,186,828	$(7,679)
2 Year U.S. Treasury Notes	116	09/30/26	23,911,406	(17,843)
20 Year U.S. Treasury Bonds	140	09/21/26	15,890,000	319,567
Ultra 10-Year U.S. Treasury Notes	42	09/21/26	4,723,688	46,161
Ultra Long U.S. Treasury Bonds	13	09/21/26	1,510,031	10,049

Total				$350,255

Short position contracts:
3 Month SOFR	(100)	03/16/27	(23,990,000)	(12,436)
5 Year U.S. Treasury Notes	(4)	09/30/26	(428,187)	(61)

Total				$(12,497)

TOTAL FUTURES CONTRACTS				$337,758

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.500%(a)	3M KLIBOR(a)	09/17/27	MYR	40,640	(b)	$(4,666)	$503	$(5,169)
12.750(c)	1M BID Average(c)	01/03/28	BRL	1,400		5,504	559	4,945
Mexico Interbank TIIE 28 Days(d)	7.250%(d)	09/14/28	MXN	81,810	(b)	(1,316)	(20,769)	19,453
4.750(e)	12M CLICP(e)	09/16/28	CLP	1,292,730	(b)	(8,257)	2,118	(10,375)
12.000(a)	12M CPIBR(a)	09/16/28	COP	1,886,600	(b)	(10,522)	(430)	(10,092)
6.000(e)	12M MIBOR(e)	09/16/28	INR	137,800	(b)	(529)	6,689	(7,218)
3.000(c)	12M SOFR(c)	09/16/28		$9,690	(b)	186,732	195,679	(8,947)
1.250(a)	12M THOR(a)	09/16/28	THB	7,680	(b)	260	272	(12)
3.500(a)	3M KWCDC(a)	09/16/28	KRW	6,692,260	(b)	27,886	(3,150)	31,036
6M PRIBOR(e)	4.000(c)	09/16/28	CZK	124,270	(b)	(14,047)	(63,089)	49,042
6M BUBOR(e)	6.250(c)	09/16/28	HUF	622,120	(b)	46,226	(29,601)	75,827
3M JIBAR(a)	6.750(a)	09/16/28	ZAR	60,110	(b)	(39,653)	(19,521)	(20,132)
2.250(c)	6M EURO(e)	09/16/28	EUR	3,590	(b)	37,164	48,340	(11,176)
3.750(c)	6M WIBOR(e)	09/16/28	PLN	19,330	(b)	10,260	63,164	(52,904)
1M BID Average(c)	13.250(c)	01/02/29	BRL	50,980		(238,005)	(115,220)	(122,785)
13.250(c)	1M BID Average(c)	01/02/29		—		—	229	(229)
13.250(c)	1M BID Average(c)	01/02/29		14,800		69,095	(9,433)	78,528
1M BID Average(c)	12.750(c)	01/02/31		10,980		(73,968)	(22,812)	(51,156)
12.750(c)	1M BID Average(c)	01/02/31		3,640		24,521	9,400	15,121
Mexico Interbank TIIE 28 Days(d)	7.750(d)	09/11/31	MXN	49,790	(b)	(2,980)	(23,945)	20,965
12M THOR(a)	1.500(a)	09/16/31	THB	2,160	(b)	(401)	(1,770)	1,369
12M IBR(a)	11.500(a)	09/16/31	COP	5,032,160	(b)	79,109	62,603	16,506
6M PRIBOR(e)	4.000(c)	09/16/31	CZK	21,200	(b)	(6,083)	(7,130)	1,047
2.500(c)	6M EURO(e)	09/16/31	EUR	2,220	(b)	28,520	37,393	(8,873)
3M JIBAR(a)	7.000(a)	09/16/31	ZAR	40,740	(b)	(42,464)	(36,668)	(5,796)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.750%(c)	6M EURO(e)	09/16/33	EUR	670	(b)	$2,890	$7,312	$(4,422)
8.000(d)	Mexico Interbank TIIE 28 Days(d)	09/04/36	MXN	1,370	(b)	1,027	2,229	(1,202)
3.750(c)	12M SOFR(c)	09/16/36		$3,540	(b)	81,915	83,331	(1,416)
2.000(a)	12M THOR(a)	09/16/36	THB	32,300	(b)	2,615	2,778	(163)
7.750(a)	3M JIBAR(a)	09/16/36	ZAR	28,800	(b)	7,855	34,685	(26,830)
6M PRIBOR(e)	4.250%(c)	09/16/36	CZK	16,340	(b)	827	(16,370)	17,197
6M WIBOR(e)	4.500(c)	09/16/36	PLN	4,510	(b)	20,698	(12,954)	33,652
12M CLICP(e)	5.250(e)	09/16/36	CLP	533,490	(b)	4,593	(3,771)	8,364
2.750(c)	6M EURO(e)	09/16/36	EUR	1,010	(b)	17,798	24,872	(7,074)
3.000(c)	6M EURO(e)	09/16/41		1,360	(b)	15,902	36,306	(20,404)

TOTAL						$228,506	$231,829	$(3,323)

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(c)	Payments made annually.
(d)	Payments made monthly.
(e)	Payments made semi-annually.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put ILS	Citibank NA		$3.000	09/16/2026	5,658,000		$5,658,000	$82,035	$56,637	$25,398

Puts
Put EUR/Call USD	BNP Paribas SA	EUR	1.158	07/07/2026	4,808,000	EUR	4,808,000	71,049	23,978	47,071
Put EUR/Call USD	BNP Paribas SA		1.150	07/08/2026	4,808,000		4,808,000	39,867	21,811	18,056
Put EUR/Call USD	BNP Paribas SA		1.143	07/24/2026	4,872,000		4,872,000	29,621	23,761	5,860
Put EUR/Call USD	BNP Paribas SA		1.135	08/11/2026	4,683,000		4,683,000	21,805	27,974	(6,169)
Put USD/Call KRW	BNP Paribas SA		$1,490.000	07/03/2026	2,750,000		$2,750,000	8	27,624	(27,616)
Put EUR/Call USD	BofA Securities LLC	EUR	1.145	07/24/2026	4,823,000	EUR	4,823,000	33,990	28,297	5,693
Put EUR/Call USD	BofA Securities LLC		1.140	08/20/2026	4,920,000		4,920,000	34,691	35,401	(710)
Put USD/Call KRW	HSBC Bank PLC		$1,449.500	07/03/2026	2,767,000		$2,767,000	0	24,239	(24,239)
Put EUR/Call USD	JPMorgan Securities, Inc.	EUR	1.136	07/30/2026	4,683,000	EUR	4,683,000	19,113	24,667	(5,554)
Put EUR/Call USD	MS & Co. Int. PLC		1.160	07/24/2026	4,737,000		4,737,000	82,898	35,204	47,694
Put EUR/Call USD	MS & Co. Int. PLC		1.157	07/24/2026	4,865,000		4,865,000	73,081	26,541	46,540
Put EUR/Call USD	MS & Co. Int. PLC		1.128	07/29/2026	4,925,000		4,925,000	9,516	25,869	(16,353)

					53,641,000			$415,639	$325,366	$90,273

Total purchased option contracts					59,299,000			$497,674	$382,003	$115,671

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Call USD/Put SGD	Barclays Bank PLC		$1.288	07/20/2026	(2,117,000)		$(2,117,000)	$(11,773)	$(8,574)	$(3,199)
Call USD/Put ILS	Citibank NA		2.905	09/16/2026	(2,829,000)		(2,829,000)	(86,983)	(58,801)	(28,182)
Call EUR/Put PLN	MS & Co. Int. PLC	EUR	4.290	07/22/2026	(1,847,000)	EUR	(1,847,000)	(9,933)	(7,937)	(1,996)

					(6,793,000)			$(108,689)	$(75,312)	$(33,377)

Puts
Put USD/Call SGD	Barclays Bank PLC		$1.288	07/20/2026	(2,117,000)		$(2,117,000)	(4,566)	(8,574)	4,008
Put EUR/Call USD	BNP Paribas SA	EUR	1.157	07/24/2026	(4,865,000)	EUR	(4,865,000)	(73,081)	(54,547)	(18,534)
Put EUR/Call USD	BNP Paribas SA		1.128	07/29/2026	(4,925,000)		(4,925,000)	(9,516)	(12,881)	3,365
Put USD/Call KRW	BNP Paribas SA		$1,449.500	07/03/2026	(2,767,000)		$(2,767,000)	0	(7,656)	7,656
Put EUR/Call USD	BofA Securities LLC	EUR	1.158	07/07/2026	(4,808,000)	EUR	(4,808,000)	(71,049)	(49,140)	(21,909)
Put EUR/Call USD	BofA Securities LLC		1.160	07/24/2026	(4,737,000)		(4,737,000)	(82,898)	(60,393)	(22,505)
Put EUR/Call USD	Deutsche Bank AG (London)		1.150	07/08/2026	(4,808,000)		(4,808,000)	(39,867)	(22,857)	(17,010)
Put USD/Call KRW	JPMorgan Securities, Inc.		$1,490.000	07/03/2026	(1,375,000)		$(1,375,000)	(4)	(3,286)	3,282
Put EUR/Call PLN	MS & Co. Int. PLC	EUR	4.290	07/22/2026	(1,847,000)	EUR	(1,847,000)	(3,683)	(7,937)	4,254
Put EUR/Call USD	MS & Co. Int. PLC		1.145	07/24/2026	(4,823,000)		(4,823,000)	(33,990)	(11,282)	(22,708)
Put EUR/Call USD	MS & Co. Int. PLC		1.143	07/24/2026	(4,872,000)		(4,872,000)	(29,621)	(57,772)	28,151
Put USD/Call KRW	Standard Chartered Bank		$1,490.000	07/03/2026	(1,375,000)		$(1,375,000)	(4)	(10,843)	10,839

					(43,319,000)			$(348,279)	$(307,168)	$(41,111)

Total written option contracts					(50,112,000)			$(456,968)	$(382,480)	$(74,488)

TOTAL					9,187,000			$40,706	$(477)	$41,183

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
BRL	— Brazil Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
PYG	— Paraguay Guarani
RON	— Romania New Leu
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguay Peso
UZS	— Uzbekistan Som
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
WR	— Withdrawn Rating

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
PRIBOR	— Prague Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – 87.9%
Advertising – 0.6%
Clear Channel Outdoor Holdings, Inc.(a)(b) (B/B2)
	$3,680,000	7.875%	04/01/30	$ 3,828,967
	1,502,000	7.125	02/15/31	1,556,342
	1,665,000	7.500 (c)	03/15/33	1,755,010
Clear Channel Outdoor Holdings, Inc.(a)(b) (CCC/Caa3)
	1,330,000	7.750	04/15/28	1,332,101
Neptune Bidco U.S., Inc.(a)(b) (B-/B3)
	4,905,000	9.290	04/15/29	5,003,787
	338,000	10.375	05/15/31	350,192
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (B+/B1)
	2,809,000	4.250	01/15/29	2,735,460

				16,561,859

Aerospace & Defense – 1.0%
Bombardier, Inc.(a)(b) (BB-/Ba3)
	3,170,000	7.000	06/01/32	3,286,307
TransDigm, Inc.(a)(b) (BB-/Ba3)
	4,194,000	6.750	08/15/28	4,236,024
	11,067,000	6.375	03/01/29	11,241,416
	7,151,000	6.875	12/15/30	7,354,947

				26,118,694

Airlines(a)(b) – 2.8%
Allegiant Travel Co. (BB/Ba3)
	12,262,000	7.125	07/01/31	12,409,267
American Airlines, Inc. (BB-/Ba3)
	7,339,000	7.250	02/15/28	7,430,003
AS Mileage Plan IP Ltd. (NR/Baa2)
	5,499,000	5.308	10/20/31	5,445,330
OneSky Flight LLC (B+/B3)
	22,066,000	8.875	12/15/29	23,342,077
United Airlines, Inc. (BBB-/Baa3)
	13,905,000	4.625	04/15/29	13,707,966
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(c) (B/B3)
	5,532,000	9.500	06/01/28	5,604,967
WestJet Airlines Ltd. (NR/B1)
	4,900,000	8.000	02/14/31	4,917,640

				72,857,250

Apparel(a)(b) – 0.4%
Beach Acquisition Bidco LLC (BB/Ba3)
EUR	4,796,000	5.250%	07/15/32	5,584,794
Champ Acquisition Corp. (B/B2)
	$4,695,000	8.375	12/01/31	4,929,281

				10,514,075

Automotive – 1.4%
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (B/Caa1)
	1,205,000	6.750	09/15/32	1,229,787
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (BB-/B2)
	5,545,000	6.750	05/15/28	5,626,179
Cyprium Corp./Cyprium Holdings Luxembourg SARL(a)(b) (BB-/Ba2)
	3,372,000	6.125	04/15/31	3,374,799

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Dorman Products, Inc.(a)(b) (BB-/Ba3)
	$4,054,000	6.250%	06/15/34	$ 4,098,999
Grupo Antolin Irausa SA(a) (CCC-/Caa3)
EUR	1,332,000	3.500	04/30/28	701,418
IHO Verwaltungs GmbH(a)(b)(d) (BB-/Ba2) (PIK 7.125%, Cash 6.375%)
	$3,305,000	6.375	05/15/29	3,330,581
IHO Verwaltungs GmbH(a)(b)(d) (NR/Ba2)
	1,670,000	7.375	05/15/33	1,736,533
Phinia, Inc.(a)(b) (BB+/Baa3)
	5,641,000	6.750	04/15/29	5,782,307
Qnity Electronics, Inc.(a)(b) (BB/B1)
	494,000	6.250	08/15/33	502,709
Qnity Electronics, Inc.(a)(b) (BB+/Ba1)
	1,805,000	5.750	08/15/32	1,815,830
ZF Europe Finance BV(a) (BB-/Ba2)
EUR	3,100,000	4.750	01/31/29	3,549,817
ZF North America Capital, Inc.(a)(b) (BB-/Ba2)
	$2,310,000	6.875	04/14/28	2,358,117
	2,020,000	6.750	04/23/30	2,000,971

				36,108,047

Banks – 2.9%
Banco Mercantil del Norte SA(a)(b)(e) (BB-/Ba3) (5 yr. CMT + 4.643%)
	5,200,000	5.875	01/24/27	5,168,020
Bank of New York Mellon Corp.(a)(e) (BBB/Baa1) (5 yr. CMT + 2.034%)
	7,861,000	5.625	03/20/31	7,820,516
Barclays PLC(a)(e) (BB+/Ba1)
(5 yr. CMT + 3.410%)
	1,912,000	4.375	03/15/28	1,854,181
(5 yr. CMT + 5.431%)
	5,088,000	8.000	03/15/29	5,336,040
(5 yr. EURIBOR ICE Swap + 3.561%)
EUR	2,204,000	6.125	12/15/35	2,538,462
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.686%)
	$1,670,000	7.625	03/15/35	1,742,578
Citigroup, Inc.(a)(e) (BB+/Ba1) (5 yr. CMT + 3.001%)
	15,770,000	6.625	02/15/31	16,039,825
Commerzbank AG(a)(e) (BB/Ba1) (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.322%)
	4,400,000	7.500	10/09/30	4,587,484
HSBC Holdings PLC(a)(e) (NR/Baa3) (5 yr. USD ICE Swap + 3.606%)
	3,327,000	6.500	03/23/28	3,364,163
JPMorgan Chase & Co.(a)(e) (BBB/Baa1) (5 yr. CMT + 2.152%)
	5,580,000	6.500	04/01/30	5,706,778
NatWest Group PLC(a)(e) (NR/Baa3) (5 yr. U.K. Government Bond + 3.294%)
GBP	1,828,000	7.500	02/28/32	2,494,559
PNC Financial Services Group, Inc.(a)(e) (BBB-/Baa2) (5 yr. CMT + 3.238%)
	$4,462,000	6.200	09/15/27	4,524,423

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Toronto-Dominion Bank(a)(e) (BBB-/Baa2) (5 yr. CMT + 4.075%)
	$1,475,000	8.125%		10/31/82	$ 1,527,835
U.S. Bancorp(a)(e) (BBB/Baa2) (5 yr. CMT + 2.541%)
	5,025,000	3.700		01/15/27	4,974,649
UniCredit SpA(a)(b)(e) (BBB-/Baa3) (5 yr. CMT + 4.750%)
	3,415,000	5.459		06/30/35	3,436,514
Wells Fargo & Co.(a)(e) (BB+/Baa2)
(5 yr. CMT + 2.767%)
	1,952,000	6.850	(c)	09/15/29	2,024,712
(5 yr. CMT + 3.606%)
	2,040,000	7.625		09/15/28	2,143,958

					75,284,697

Beverages(a) – 0.1%
Marston’s Issuer PLC(e) (BB+/NR) (Sterling Overnight Index Average +1.569%)
GBP	80,000	5.177		07/15/32	104,336
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b) (BB/Ba3)
	$3,655,000	4.375		04/30/29	3,569,108

					3,673,444

Building Materials – 1.3%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
	2,900,000	6.750		05/15/35	2,956,057
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(a)(b) (BB-/B2)
	5,824,000	6.625		12/15/30	5,954,399
Masterbrand, Inc.(a)(b) (BB/B1)
	2,350,000	7.000		07/15/32	2,376,814
Quikrete Holdings, Inc.(a)(b) (BB/Ba3)
	4,749,000	6.375		03/01/32	4,849,156
Smyrna Ready Mix Concrete LLC(a)(b) (B+/B1)
	7,505,000	6.000		11/01/28	7,519,635
	2,832,000	8.875		11/15/31	2,986,061
Standard Building Solutions, Inc.(a)(b) (BB+/Ba3)
	6,017,000	6.500		08/15/32	6,057,133

					32,699,255

Chemicals – 2.4%
Avient Corp.(a)(b) (BB-/Ba3)
	2,945,000	7.125		08/01/30	2,998,481
	1,050,000	6.250		11/01/31	1,062,957
Axalta Coating Systems LLC(a)(b) (BB+/Ba3)
	3,055,000	3.375		02/15/29	2,915,417
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(a)(b) (BB+/Ba3)
	3,550,000	4.750		06/15/27	3,538,782
Cerdia Finanz GmbH(a)(b) (B/B2)
	11,986,000	9.375		10/03/31	10,770,140
Chemours Co.(a)(b) (BB-/B1)
	2,447,000	5.750		11/15/28	2,445,311
FMC Corp.(a) (BB+/Ba2)
	3,517,000	4.500		10/01/49	2,275,886
FMC Corp.(a)(b) (BBB-/Baa3)
	1,290,000	8.000		06/01/31	1,342,155

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Ingevity Corp.(a)(b) (NR/Ba3)
	$3,261,000	3.875%		11/01/28	$ 3,158,898
Minerals Technologies, Inc.(a)(b) (BB-/Ba3)
	3,786,000	5.000		07/01/28	3,761,391
Olympus Water U.S. Holding Corp.(a)(b) (B-/B3)
	1,561,000	6.750		08/01/32	1,524,816
Perimeter Holdings LLC(a)(b) (B+/B2)
	4,778,000	6.250		01/15/34	4,773,843
SNF Group SACA(a)(b) (BBB-/Baa3)
	4,285,000	3.375		03/15/30	3,987,664
Solstice Advanced Materials, Inc.(a)(b) (BB+/Ba2)
	5,753,000	5.625		09/30/33	5,715,951
Valvoline, Inc.(a)(b) (B+/Ba3)
	2,156,000	3.625		06/15/31	1,982,248
WR Grace Holdings LLC(a)(b) (B-/B2)
	5,590,000	7.375		03/01/31	5,613,143
	2,708,000	7.000		08/01/33	2,640,002

					60,507,085

Commercial Services – 3.8%
Aegis Lux 1a SARL(a)(b)(d) (BB-/B1)
EUR	2,115,000	5.625		10/29/31	2,451,204
Allied Universal Holdco LLC(a)(b) (B/B3)
	$3,296,000	7.875		02/15/31	3,444,880
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b) (B/B3)
	715,000	6.875		06/15/30	734,048
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (B/B3)
	8,083,000	4.625	%(a)(b)	06/01/28	7,957,236
APi Group DE, Inc.(a)(b) (B+/B1)
	7,053,000	4.125		07/15/29	6,767,636
	2,639,000	4.750		10/15/29	2,587,091
	6,551,000	5.750		06/01/34	6,497,675
Avis Budget Finance PLC(a) (B/B1)
EUR	1,990,000	7.250		07/31/30	2,319,795
Belron U.K. Finance PLC(a)(b) (BB-/Ba3)
	$5,551,000	5.750		10/15/29	5,576,757
Block, Inc.(a) (BB+/Ba1)
	8,307,000	6.500		05/15/32	8,483,108
CompoSecure Holdings LLC(a)(b) (B+/B1)
	10,294,000	5.625		02/01/33	10,046,944
EquipmentShare.com, Inc.(a)(b) (B/B3)
	5,737,000	9.000		05/15/28	5,858,797
	1,450,000	8.625		05/15/32	1,509,247
Garda World Security Corp.(a)(b) (B+/B1)
	2,652,000	7.750		02/15/28	2,694,034
Garda World Security Corp.(a)(b) (CCC+/Caa2)
	1,270,000	8.250		08/01/32	1,299,553
	1,930,000	8.375		11/15/32	1,974,313
Graham Holdings Co.(a)(b) (BB/Ba1)
	9,379,000	5.625		12/01/33	9,285,210
Herc Holdings, Inc.(a)(b) (BB-/Ba3)
	2,497,000	7.000		06/15/30	2,586,418

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Hertz Corp.(a)(b)(c) (B-/Ba3)
	$2,046,000	12.625%		07/15/29	$ 1,663,950
Mavis Tire Express Services Topco Corp.(a)(b) (CCC/Caa2)
	3,005,000	6.500		05/15/29	2,993,821
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(b) (BB/Ba3)
	5,038,000	3.375		08/31/27	4,935,124
PROG Holdings, Inc.(a)(b) (B+/B1)
	3,013,000	6.000		11/15/29	2,946,352
Verisure Midholding AB (BB-/Ba3)
EUR	1,255,319	5.250	%(a)(b)	02/15/29	1,434,457
Williams Scotsman, Inc.(a)(b) (BB-/B2)
	$965,000	6.625		04/15/30	994,027

					97,041,677

Computers – 1.2%
Ahead DB Holdings LLC(a)(b)(c) (CCC+/Caa1)
	8,043,000	6.625		05/01/28	8,043,000
CACI International, Inc.(a)(b) (BB-/Ba2)
	8,045,000	6.375		06/15/33	8,159,561
Diebold Nixdorf, Inc.(a)(b) (B+/B1)
	4,085,000	7.750		03/31/30	4,262,371
Gartner, Inc.(a)(c) (BBB-/Baa3)
	4,228,000	5.600		11/20/35	3,998,504
Seagate Data Storage Technology Pte. Ltd.(a)(b) (BB+/Ba3)
	1,405,000	8.250		12/15/29	1,469,419
	2,834,000	9.625		12/01/32	3,128,169
Virtusa Corp.(a)(b) (B-/Caa1)
	1,333,000	7.125		12/15/28	1,053,603

					30,114,627

Cosmetics & Personal Care(a)(b) – 0.3%
Opal Bidco SAS (B+/B1)
	6,525,000	6.500		03/31/32	6,655,043

Distribution & Wholesale(a)(b) – 0.4%
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
	11,554,000	3.875		11/15/29	11,008,998

Diversified Financial Services – 8.7%
American Express Co.(a)(e) (BBB-/Baa2) (5 yr. CMT + 2.854%)
	16,557,000	3.550		09/15/26	16,480,010
Burford Capital Global Finance LLC(a)(b) (BB-/Ba1)
	5,730,000	7.500	(c)	07/15/33	4,854,284
	7,133,000	8.500		01/15/34	6,241,874
Capital One Financial Corp.(a)(c)(e) (BB/Baa3) (5 yr. CMT + 3.157%)
	2,310,000	3.950		09/01/26	2,301,545
Charles Schwab Corp.(a)(c)(e) (BBB-/Baa2) (3 mo. USD Term SOFR + 2.575%)
	4,385,000	5.000		12/01/27	4,337,598
Credit Acceptance Corp.(a)(b) (BB/Ba3)
	8,548,000	9.250		12/15/28	8,898,896
	8,480,000	6.625		03/15/30	8,508,578
CrossCountry Intermediate HoldCo LLC(a)(b) (NR/B1)
	3,085,000	6.500		10/01/30	3,041,872

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Encore Capital Group, Inc.(a)(b) (NR/Ba3)
$12,360,000	6.625%		06/01/32	$ 12,374,956
Enova International, Inc.(a)(b) (B/B2)
4,263,000	11.250		12/15/28	4,492,264
17,641,000	9.125		08/01/29	18,441,725
goeasy Ltd.(a)(b) (B-/B2)
7,418,000	9.250		12/01/28	7,289,372
1,735,000	7.625		07/01/29	1,637,476
6,716,000	6.875	(c)	02/15/31	5,905,648
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
4,776,000	7.125		04/30/31	4,939,100
9,150,000	6.125		11/01/32	9,144,144
Jefferson Capital Holdings LLC(a)(b) (NR/Ba3)
5,252,000	9.500		02/15/29	5,486,029
10,567,000	8.250		05/15/30	11,102,324
Navient Corp.(a) (BB-/Ba3)
6,847,000	9.375		10/15/31	6,820,023
OneMain Finance Corp.(a) (BB/Ba2)
3,060,000	7.875		03/15/30	3,184,909
Osaic Holdings, Inc.(a)(b) (B/B1)
5,310,000	6.750		08/01/32	5,320,620
Provident Funding Associates LP/PFG Finance Corp.(a)(b) (NR/B3)
12,009,000	9.750		09/15/29	12,539,077
Rocket Cos., Inc.(a)(b) (BB/Ba1)
686,000	6.500		08/01/29	700,447
9,536,000	6.125		08/01/30	9,709,746
4,855,000	6.375		08/01/33	4,938,894
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b) (BB/Ba1)
6,578,000	4.000		10/15/33	5,921,845
SLM Corp.(a) (BB+/Ba1)
1,720,000	6.500		01/31/30	1,744,888
StoneX Group, Inc.(a)(b) (BB/Ba3)
3,105,000	7.875		03/01/31	3,257,828
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
14,144,000	5.500		04/15/29	13,135,674
UWM Holdings LLC(a)(b) (NR/Ba3)
6,827,000	6.625		02/01/30	6,354,981
10,019,000	6.250		03/15/31	8,920,116
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
5,030,000	7.500		06/15/31	5,260,877

				223,287,620

Electrical – 2.6%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b) (B+/NR)
14,956,000	6.375		02/15/32	14,990,997
NRG Energy, Inc.(a)(b) (BB/Ba2)
17,255,000	5.750		07/15/29	17,257,761
2,505,000	5.750		01/15/34	2,482,405
15,493,000	5.875		05/15/34	15,406,394
5,851,000	6.250		11/01/34	5,923,669
Vistra Operations Co. LLC(a)(b) (BBB-/Ba1)
3,198,000	7.750		10/15/31	3,350,385

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
	$6,420,000	6.875%	04/15/32	$ 6,650,542

				66,062,153

Electronics(a)(b) – 0.7%
Atkore, Inc.(c) (BB+/Ba2)
	6,055,000	4.250	06/01/31	5,795,240
Coherent Corp. (BB-/B1)
	2,748,000	5.000	12/15/29	2,704,582
Ingram Micro, Inc. (BB/Ba3)
	4,596,000	4.750	05/15/29	4,511,112
Sensata Technologies BV (BB+/Ba2)
	2,131,000	5.875	09/01/30	2,138,331
Sensata Technologies, Inc. (BB+/Ba2)
	3,749,000	4.375	02/15/30	3,646,802

				18,796,067

Engineering & Construction – 2.0%
AECOM(a)(b) (BB/Ba2)
	19,254,000	6.000	08/01/33	19,276,334
Brundage-Bone Concrete Pumping Holdings, Inc.(a)(b) (B/B2)
	7,284,000	7.500	02/01/32	7,557,587
Dycom Industries, Inc.(a)(b) (BB-/B1)
	5,174,000	4.500	04/15/29	5,063,949
Global Infrastructure Solutions, Inc.(a)(b) (BB/Ba3)
	6,523,000	5.625	06/01/29	6,520,260
	5,734,000	7.500	04/15/32	5,994,037
	5,855,000	6.375	07/15/34	5,895,868
Kier Group PLC(a) (BB+/NR)
GBP	1,155,000	9.000	02/15/29	1,596,105

				51,904,140

Entertainment – 3.0%
Banijay Entertainment SAS(a)(b) (B+/B1)
	$2,890,000	8.125	05/01/29	2,966,585
Cinemark USA, Inc.(a)(b) (BB/B2)
	7,035,000	5.250	07/15/28	7,020,226
CPUK Finance Ltd.(a) (B/NR)
GBP	1,000,000	7.875	08/28/29	1,368,074
Flutter Treasury DAC(a)(b) (BBB-/Ba1)
	$1,785,000	6.375	04/29/29	1,812,775
	17,020,000	5.875	06/04/31	16,955,664
Light & Wonder International, Inc.(a)(b) (BB-/B2)
	2,699,000	6.250	10/01/33	2,681,618
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(a)(b) (B+/B3)
	8,762,000	4.875	05/01/29	8,522,447
Penn Entertainment, Inc.(a)(b) (B/B3)
	3,210,000	5.625	01/15/27	3,210,706
	1,750,000	4.125	07/01/29	1,677,008
Pinewood Finco PLC(a)(b) (BB+/NR)
GBP	2,988,000	6.000	03/27/30	3,973,103
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(a)(b) (CCC/Caa2)
	$4,764,000	5.625	09/01/29	3,323,462

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment – (continued)
Resorts World Las Vegas LLC/RWLV Capital, Inc. (BB+/NR)
	$6,800,000	8.450	%(a)(b)	07/27/30	$ 6,713,300
Rivers Enterprise Borrower LLC(a)(b) (B+/B1)
	4,408,000	6.250%		10/15/30	4,465,084
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(a)(b) (B+/B1)
	4,306,000	6.625		02/01/33	4,372,011
SeaWorld Parks & Entertainment, Inc.(a)(b)(c) (B+/B2)
	6,035,000	5.250		08/15/29	5,895,531
Vail Resorts, Inc.(a)(b) (BB-/Ba3)
	2,425,000	5.625		07/15/30	2,426,164

					77,383,758

Environmental(a)(b) – 1.3%
GFL Environmental, Inc. (BB/Ba3)
	3,580,000	4.375		08/15/29	3,477,863
Luna 1.5 SARL(d) (B-/B3)
	8,145,000	12.000		07/01/32	8,703,991
Luna 2 5 SARL (B+/B1)
EUR	1,408,000	5.500		07/01/32	1,629,389
Madison IAQ LLC (B/B2)
	$13,984,000	5.875		06/30/29	13,981,762
Waste Pro USA, Inc. (B-/Caa1u)
	4,895,000	7.000		02/01/33	5,009,837

					32,802,842

Food & Drug Retailing – 1.9%
Boparan Finance PLC(a)(b) (B+/WR)
GBP	2,086,200	9.375		11/07/29	2,919,992
Fiesta Purchaser, Inc.(a)(b) (CCC+/Caa2)
	$3,659,000	9.625		09/15/32	3,592,297
Flora Food Management BV(a) (B/B2)
EUR	2,492,000	6.875		07/02/29	2,795,793
Iceland Bondco PLC(a)(b) (B/B2)
GBP	1,063,239	10.875		12/15/27	1,459,695
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(a)(b) (B-/B3)
	$12,561,000	9.000		02/15/29	13,147,724
Performance Food Group, Inc.(a)(b) (BB/B1)
	8,315,000	4.250		08/01/29	8,063,887
	1,225,000	6.125		09/15/32	1,240,545
Post Holdings, Inc.(a)(b) (B+/B2)
	11,697,000	6.250		10/15/34	11,490,431
United Natural Foods, Inc.(a)(b) (B-/Caa1)
	3,203,000	6.750		10/15/28	3,200,822

					47,911,186

Gas(a)(b) – 0.2%
UGI International LLC (NR/Ba2)
EUR	3,456,000	5.000		06/01/31	4,030,447

Healthcare Providers & Services – 3.0%
Centene Corp.(a) (BB+/Ba1)
	$12,144,000	4.625		12/15/29	11,828,742
Charlotte Buyer, Inc.(a)(b) (B-/B3)
	2,110,000	8.000		06/30/31	2,136,312

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
DaVita, Inc.(a)(b) (BB-/Ba3)
$1,448,000	6.875%	09/01/32	$ 1,492,989
Global Medical Response, Inc.(a)(b) (B+/B1)
5,421,000	7.375	10/01/32	5,617,023
Insulet Corp.(a)(b) (B+/B1)
780,000	6.500	04/01/33	790,514
IQVIA, Inc.(a)(b) (BB/Ba2)
1,270,000	6.250	06/01/32	1,293,647
LifePoint Health, Inc.(a)(b) (B/B2)
12,826,000	7.000	05/01/34	12,287,308
Medline Borrower LP(a)(b) (BB-/Ba2)
4,038,000	5.250	10/01/29	4,014,257
Medline Borrower LP(a)(b) (BBB-/Ba1)
4,839,000	3.875	04/01/29	4,698,621
MPH Acquisition Holdings LLC(a)(b)(d) (CCC/Caa3) (PIK 0.750%, Cash 6.000%)
4,165,402	6.750	03/31/31	2,497,117
Prime Healthcare Services, Inc.(a)(b) (B/B2)
2,815,000	9.375	09/01/29	2,939,310
Team Health Holdings, Inc.(a)(b) (B-/Caa1)
1,106,000	8.375	06/30/28	1,112,647
Team Health Holdings, Inc.(a)(b)(d) (B-/NR) (PIK 4.500%, Cash 9.000%)
16,530,119	13.500	06/30/28	16,902,873
Tenet Healthcare Corp.(a) (BB/Ba2)
2,867,000	4.625	06/15/28	2,842,172
3,305,000	4.250	06/01/29	3,211,502
1,762,000	6.125	06/15/30	1,774,916
2,730,000	6.750	05/15/31	2,796,721

			78,236,671

Home Builders(a)(b) – 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (B+/B1)
1,588,000	5.000	06/15/29	1,511,760
Dream Finders Homes, Inc. (BB-/NR)
4,229,000	6.875	09/15/30	4,191,912
Forestar Group, Inc. (BB-/Ba3)
465,000	6.500	03/15/33	472,431
Installed Building Products, Inc. (BB-/Ba2)
13,599,000	5.625	02/01/34	13,395,423
LGI Homes, Inc.(c) (B/B2)
374,000	7.000	11/15/32	371,816
Risewell Homes, Inc. (B+/B2)
5,521,000	8.500	11/01/30	5,634,180

			25,577,522

Home Furnishings – 0.1%
Whirlpool Corp.(a) (B+/B2)
2,521,000	2.400	05/15/31	1,884,246
452,000	4.500	06/01/46	269,667

			2,153,913

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Household Products – 0.1%
Central Garden & Pet Co.(a) (BB/B1)
	$2,552,000	4.125%		10/15/30	$ 2,433,077
	1,105,000	4.125	(b)	04/30/31	1,042,346

					3,475,423

Housewares(a) – 0.2%
Newell Brands, Inc. (B+/B2)
	5,301,000	7.500		04/01/46	4,942,970

Insurance – 4.4%
Acrisure LLC/Acrisure Finance, Inc.(a)(b) (CCC+/Caa2)
	14,938,000	8.250		02/01/29	14,056,359
	2,423,000	8.500		06/15/29	2,284,768
Ardonagh Finco Ltd.(a) (B-/B3)
EUR	4,771,000	6.875		02/15/31	5,476,039
Ardonagh Group Finance Ltd.(a)(b) (CCC/Caa2)
	$12,107,000	8.875		02/15/32	11,763,040
CRC Insurance Group LLC(a)(b) (B/B2)
	34,829,000	7.125		06/01/31	34,703,965
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b) (CCC+/Caa1)
	21,640,000	8.125		02/15/32	19,481,194
HUB International Ltd.(a)(b) (B+/B1)
	8,205,000	7.250		06/15/30	8,420,545
Nassau Cos., of New York(a)(b) (BB-/NR)
	6,802,000	7.875		07/15/30	6,501,215
Ryan Specialty LLC(a)(b) (BB-/Ba3)
	7,900,000	5.875		08/01/32	7,772,415
USI, Inc.(a)(b) (CCC+/Caa1)
	1,937,000	7.500		01/15/32	1,957,319

					112,416,859

Internet(a) – 2.1%
Amazon.com, Inc. (AA/A1)
	865,000	5.800		03/13/56	857,526
Angi Group LLC(b)(c) (B/B2)
	11,484,000	3.875		08/15/28	9,716,612
Arches Buyer, Inc.(b)(c) (CCC+/Caa1)
	1,137,000	6.125		12/01/28	1,119,308
Gen Digital, Inc.(b) (BB-/B1)
	10,969,000	6.250		04/01/33	10,809,840
Match Group Holdings II LLC(b) (BB/Ba2)
	3,689,000	5.625		02/15/29	3,675,572
Meta Platforms, Inc. (AA-/Aa3)
	13,700,000	4.450		08/15/52	10,555,165
Rakuten Group, Inc.(b)(e) (B/NR) (5 yr. CMT + 4.250%)
	1,980,000	8.125		12/15/29	2,031,995
Snap, Inc.(b) (BB-/B1)
	16,960,000	6.875		03/01/33	16,522,263

					55,288,281

Investment Companies(a)(b) – 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
	3,201,000	10.000		11/15/29	3,158,203

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – 0.9%
Carpenter Technology Corp.(a)(b) (BB+/Ba1)
	$6,849,000	5.625%	03/01/34	$ 6,848,658
Hybar LLC(a)(b) (B-/B3)
	3,862,000	7.375	07/01/34	3,879,649
Mineral Resources Ltd.(a)(b) (NR/Ba3)
	9,446,000	8.500	05/01/30	9,744,872
	900,000	7.000	04/01/31	932,202
	2,152,000	6.000	05/01/32	2,131,276

				23,536,657

Leisure Time – 2.2%
Carnival Corp. Ltd.(a)(b) (BBB-/Ba1)
	4,060,000	5.750	03/15/30	4,107,827
Deuce Finco PLC(a)(b) (NR/B2)
GBP	2,076,000	7.000	11/20/31	2,811,758
Lindblad Expeditions LLC(a)(b) (B+/B2)
	$1,435,000	7.000	09/15/30	1,482,814
MajorDrive Holdings IV LLC(a)(b) (CCC-/Caa3)
	8,923,000	6.375	06/01/29	7,462,662
Pinnacle Bidco PLC(a)(b) (NR/B3)
GBP	2,783,000	10.000	10/11/28	3,831,013
Sabre GLBL, Inc.(a)(b) (B-/B3)
	$5,550,000	10.750	11/15/29	5,335,770
Viking Cruises Ltd.(a)(b) (BB+/Ba3)
	8,430,000	7.000	02/15/29	8,443,572
	4,034,000	9.125	07/15/31	4,228,197
	19,739,000	5.875	10/15/33	19,750,251

				57,453,864

Lodging – 2.1%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
	5,580,000	7.250	10/01/29	5,742,378
Hilton Domestic Operating Co., Inc.(a)(b) (BB+/Ba2)
	2,540,000	3.625	02/15/32	2,326,005
Marriott Ownership Resorts, Inc.(a) (B/B2)
	3,169,000	4.750	01/15/28	3,134,394
Melco Resorts Finance Ltd.(a)(b) (BB-/Ba3)
	2,190,000	7.625	04/17/32	2,244,816
MGM Resorts International(a) (BB-/B1)
	5,930,000	5.500	04/15/27	5,940,200
	3,113,000	4.750	10/15/28	3,091,458
	984,000	6.125	09/15/29	993,436
Station Casinos LLC(a)(b) (B/B2)
	7,091,000	4.625	12/01/31	6,733,259
	4,989,000	6.625	03/15/32	5,065,681
Travel & Leisure Co.(a)(b) (BB-/Ba3)
	18,277,000	6.250	06/01/31	18,392,145

				53,663,772

Machinery - Construction & Mining(a)(b) – 0.3%
Terex Corp. (BB/Ba3)
	3,260,000	6.250	10/15/32	3,301,369

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Machinery - Construction & Mining(a)(b) – (continued)
Vertiv Group Corp. (BBB-/Baa2)
$5,561,000	4.125%	11/15/28	$ 5,505,613

			8,806,982

Machinery-Diversified(a)(b) – 0.1%
Mueller Water Products, Inc. (BB+/Ba1)
3,113,000	4.000	06/15/29	3,011,672

Media – 4.3%
Charter Communications Operating LLC/Charter Communications Operating Capital(a) (BBB-/Ba1)
3,450,000	5.375	05/01/47	2,781,114
23,977,000	5.750	04/01/48	20,190,312
2,182,000	5.125	07/01/49	1,686,381
CSC Holdings LLC(a)(b) (CC/Ca)
9,023,000	7.500	04/01/28	2,444,060
3,101,000	5.750	01/15/30	730,038
CSC Holdings LLC(a)(b) (CCC/Caa2)
4,365,000	5.500	04/15/27	2,924,506
6,444,000	6.500	02/01/29	3,856,541
Directv Financing LLC(a)(b) (B+/B1)
10,465,000	8.875	02/01/30	10,662,475
Discovery Global Holdings, Inc.(a) (BB/NR)
13,791,000	5.050	03/15/42	10,094,736
6,335,000	5.141	03/15/52	4,242,296
DISH DBS Corp.(c)(f) (CCC-/Caa2)
6,922,000	5.125	06/01/29	6,256,588
DISH DBS Corp.(a)(b) (CCC+/B3)
5,776,000	5.250	12/01/26	5,743,655
784,000	5.750	12/01/28	760,119
DISH Network Corp.(a)(b) (B/B1)
5,270,000	11.750	11/15/27	5,416,453
Gray Media, Inc.(a)(b) (B+/Ba3)
2,761,000	10.500	07/15/29	2,912,993
Gray Media, Inc.(a)(b) (CCC/Caa1)
2,385,000	4.750	10/15/30	1,713,885
iHeartCommunications, Inc.(a)(b)(c) (CCC-/Caa3)
1,439,000	10.875	05/01/30	1,244,735
iHeartCommunications, Inc.(a)(b) (CCC+/Caa1)
1,855,000	7.750	08/15/30	1,731,531
200	7.000	01/15/31	175
Nexstar Media, Inc.(a)(b) (BBB-/Ba2)
4,569,000	6.500	09/15/33	4,570,645
Sinclair Television Group, Inc.(a)(b) (B+/B3)
3,658,000	8.125	02/15/33	3,769,459
Space Exploration Technologies Corp.(a)(b) (BBB/Baa1)
7,715,000	5.350	07/15/31	7,706,591
Time Warner Cable LLC(a) (BBB-/Ba1)
7,166,000	5.875	11/15/40	6,415,433
Univision Communications, Inc.(a)(b) (B/B2)
1,680,000	9.375	08/01/32	1,707,770
Virgin Media Secured Finance PLC(a)(b) (B+/Ba3)
2,380,000	5.500	05/15/29	2,265,665

			111,828,156

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Metal Fabricate & Hardware(a)(b) – 0.2%
Roller Bearing Co. of America, Inc. (BB/Ba3)
$5,339,000	4.375%		10/15/29	$ 5,211,932

Mining(a)(b) – 0.1%
Alcoa Nederland Holding BV (BB+/Ba1)
1,420,000	7.125		03/15/31	1,473,761

Miscellaneous Manufacturing – 0.2%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
1,926,000	4.625		05/15/30	1,873,574
Axon Enterprise, Inc.(a)(b) (BB+/Ba2)
1,640,000	6.125		03/15/30	1,673,030
1,695,000	6.250		03/15/33	1,738,121

				5,284,725

Oil Field Services – 5.8%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
3,056,000	6.625		09/01/32	3,112,475
BKV Upstream Midstream LLC(a)(b) (B-/B3)
2,100,000	7.500		10/15/30	2,106,027
Chord Energy Corp.(a)(b) (BB/Ba2)
3,858,000	6.000		10/01/30	3,875,438
12,782,000	6.750		03/15/33	12,994,565
CNX Resources Corp.(a)(b) (BB/B1)
3,225,000	7.375		01/15/31	3,300,723
2,105,000	7.250		03/01/32	2,167,034
DBR Land Holdings LLC(a)(b) (BB-/B1)
13,189,000	6.250		12/01/30	13,396,463
Kodiak Gas Services LLC(a)(b) (BB-/B1)
5,675,000	5.875		04/01/31	5,686,861
4,965,000	6.500		10/01/33	5,025,970
Kraken Oil & Gas Partners LLC(a)(b) (B+/B3)
14,843,000	7.625		08/15/29	14,980,149
4,406,000	7.125		05/15/31	4,309,685
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(a)(b) (BB-/Ba3)
4,401,000	6.875		12/01/32	4,474,013
Matador Resources Co.(a)(b) (BB-/B1)
1,410,000	6.500		04/15/32	1,417,149
Noble Finance II LLC(a)(b) (BB-/Ba3)
5,791,000	6.250		06/15/34	5,674,948
Northern Oil & Gas, Inc.(a)(b) (B+/B1)
8,527,000	8.750		06/15/31	8,782,981
7,355,000	7.875		10/15/33	7,306,383
Permian Resources Operating LLC(a)(b) (BBB-/Baa3)
1,482,000	5.875		07/01/29	1,482,326
2,425,000	9.875		07/15/31	2,549,354
Range Resources Corp.(a)(b) (BB+/Ba2)
2,945,000	4.750		02/15/30	2,875,822
SM Energy Co.(a) (BB/B1)
970,000	6.500		07/15/28	971,620
Sunoco LP(a)(b) (BB+/Ba1)
2,120,000	7.000		05/01/29	2,181,904
1,620,000	7.250		05/01/32	1,679,584
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
3,240,000	7.000	(b)	09/15/28	3,308,461

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
$4,900,000	4.500%		04/30/30	$ 4,740,995
Tidewater, Inc.(a)(b) (BB-/B2)
2,711,000	9.125		07/15/30	2,901,909
Transocean International Ltd.(a)(b) (B/B2)
1,200,000	7.875		10/15/32	1,248,816
Transocean International Ltd.(a)(b) (B+/Ba3)
3,485,300	8.750		02/15/30	3,613,977
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B1)
13,395,000	7.125		03/15/29	13,723,177
WBI Operating LLC(a)(b) (BB-/B1)
676,000	6.250		10/15/30	679,833
8,834,000	6.500		10/15/33	8,888,417

				149,457,059

Packaging – 0.4%
Ardagh Group SA(a)(b)(c) (B/B3)
237,072	9.500		12/01/30	253,281
Ball Corp.(a) (BB+/Ba1)
4,251,000	6.000		06/15/29	4,321,184
3,010,000	2.875		08/15/30	2,746,264
TriMas Corp.(a)(b) (B/Ba3)
2,868,000	4.125		04/15/29	2,761,683

				10,082,412

Pharmaceuticals – 1.2%
1261229 BC Ltd.(a)(b) (B/Caa1)
10,323,000	10.000		04/15/32	10,449,353
Adapthealth LLC(a)(b) (BB-/Ba3)
2,882,000	6.125		08/01/28	2,882,692
Amneal Pharmaceuticals LLC(a)(b) (B+/Ba3)
902,000	6.875		08/01/32	936,592
Bausch Health Americas, Inc.(a)(b)(c) (CCC+/Ca)
1,353,000	8.500		01/31/27	1,350,497
Bausch Health Cos., Inc.(b)(c) (B-/Caa1)
579,000	4.875	(a)	06/01/28	535,314
1,269,000	11.000		09/30/28	1,291,880
Bausch Health Cos., Inc.(a)(b)(c) (CCC+/Ca)
2,365,000	5.000		01/30/28	2,099,150
1,873,000	6.250		02/15/29	1,411,493
Grifols SA(a)(b) (B/B3)
4,248,000	4.750		10/15/28	4,170,177
HLF Financing SARL LLC/Herbalife International, Inc.(a)(b) (BB/Ba2)
1,030,000	7.750		05/01/33	1,043,009
Jazz Securities DAC(a)(b) (BB/Ba1)
4,826,000	4.375		01/15/29	4,725,860
Teva Pharmaceutical Finance Netherlands III BV (BB+/Ba1)
871,000	3.150		10/01/26	866,558

				31,762,575

Pipelines – 4.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
1,395,000	7.000		07/15/29	1,430,252
CNX Midstream Partners LP(a)(b) (BB/B1)
3,831,000	4.750		04/15/30	3,649,219

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B2)
$8,424,000	7.375%		06/30/33	$ 8,592,396
Excelerate Energy LP(a)(b) (BB+/NR)
5,997,000	8.000		05/15/30	6,326,235
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B+/B2)
1,975,000	8.875		04/15/30	2,065,099
759,000	7.875		05/15/32	783,872
Global Partners LP/GLP Finance Corp.(a) (BB-/B1)
1,533,000	6.875		01/15/29	1,547,686
1,313,000	8.250	(b)	01/15/32	1,375,118
Hess Midstream Operations LP(a)(b) (BBB-/Ba1)
3,035,000	5.875		03/01/28	3,056,579
1,245,000	6.500		06/01/29	1,269,190
892,000	5.500		10/15/30	889,262
Howard Midstream Energy Partners LLC(a)(b) (BB-/B1)
4,990,000	7.375		07/15/32	5,164,949
2,955,000	6.625		01/15/34	2,979,852
Kinetik Holdings LP(a)(b) (BB+/Ba1)
5,040,000	6.625		12/15/28	5,123,664
3,795,000	5.875		06/15/30	3,813,216
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)(b) (B+/B2)
4,631,000	8.125		02/15/29	4,794,521
NuStar Logistics LP(a) (NR/Ba1)
4,656,000	5.625		04/28/27	4,667,268
Prairie Acquiror LP(a)(b) (B-/B3)
6,576,000	9.000		08/01/29	6,833,648
Rockies Express Pipeline LLC(a)(b) (BB/Ba2)
1,645,000	6.750		03/15/33	1,690,106
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
(B+/B1)
2,184,000	7.375		02/15/29	2,240,085
1,328,000	6.000		09/01/31	1,313,631
TransMontaigne Partners LLC(a)(b) (CCC+/Caa1)
7,535,000	8.500		06/15/30	7,675,980
Venture Global Calcasieu Pass LLC(a)(b) (BBB-/Ba1)
13,693,000	4.125		08/15/31	12,853,619
4,660,000	3.875		11/01/33	4,153,551
Venture Global LNG, Inc.(a)(b) (BB/B1)
18,750,000	9.875		02/01/32	20,009,250
Western Midstream Operating LP(a)(b) (BBB-/Baa3)
2,600,000	7.250		04/01/30	2,728,310

				117,026,558

Real Estate – 0.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)(b) (B+/B3)
6,139,000	5.750		01/15/29	6,072,699
Cushman & Wakefield U.S. Borrower LLC(a)(b) (BB-/Ba3)
784,000	6.750		05/15/28	785,223
1,240,000	8.875		09/01/31	1,298,367

				8,156,289

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – 1.7%
Iron Mountain, Inc.(a)(b) (BB-/Ba3)
	$4,350,000	7.000%	02/15/29	$ 4,433,520
	6,492,000	5.625	07/15/32	6,416,693
	3,438,000	6.250	01/15/35	3,450,927
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(b) (BB+/Baa3)
	2,000,000	7.000	07/15/31	2,073,300
MPT Operating Partnership LP/MPT Finance Corp.(a) (CCC+/Caa1)
	3,420,000	3.500	03/15/31	2,345,026
RHP Hotel Properties LP/RHP Finance Corp.(a)(b) (BB/Ba3)
	7,065,000	4.500	02/15/29	6,920,591
Starwood Property Trust, Inc.(a)(b) (BB-/Ba3)
	5,148,000	7.250	04/01/29	5,317,421
	1,640,000	6.500	07/01/30	1,674,522
	1,035,000	5.750	01/15/31	1,028,997
Starwood Property Trust, Inc.(a)(b) (NR/Ba3)
	3,990,000	5.875	08/15/29	4,003,047
XHR LP(a)(b) (BB-/B1)
	5,568,000	6.625	05/15/30	5,696,676

				43,360,720

Retailing – 4.1%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (BB-/B2)
	3,050,000	4.375	01/15/28	3,016,511
Advance Auto Parts, Inc.(a)(b) (BB/Ba3)
	1,399,000	7.000	08/01/30	1,435,024
Asbury Automotive Group, Inc.(a)(b) (BB/B1)
	6,237,000	4.625	11/15/29	6,061,054
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
	4,178,000	8.000	05/15/32	4,381,469
EG Global Finance PLC(a)(b) (B/B2)
	5,210,000	12.000	11/30/28	5,522,600
FirstCash, Inc.(a)(b) (BB/Ba2)
	2,520,000	5.625	01/01/30	2,507,249
	11,595,000	6.875	03/01/32	11,912,239
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
	2,443,000	4.000	08/15/28	2,379,360
	695,000	6.375	01/15/30	704,014
Ken Garff Automotive LLC(a)(b) (BB/B1)
	5,132,000	4.875	09/15/28	5,088,891
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
	9,132,000	4.875	05/01/29	8,900,595
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
	1,393,000	3.875	06/01/29	1,334,564
	943,000	4.375	01/15/31	893,747
Maryland Bidco Ltd.(a)(d) (NR/NR) (PIK 10.000%, Cash 10.000%)
GBP	1,071,000	10.000	01/26/28	1,033,905
Michaels Cos., Inc.(a)(b) (B-/B2)
	$3,995,000	8.500	03/15/33	3,954,810
Michaels Cos., Inc.(a)(b) (CCC/Caa1)
	3,229,000	11.000	03/15/34	3,161,029
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
	3,696,000	3.750	02/15/31	3,457,054
Nordstrom, Inc.(a) (BB+/Ba2)
	1,985,000	4.375	04/01/30	1,910,165

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Penske Automotive Group, Inc.(a) (BB-/Ba3)
	$3,839,000	3.750%	06/15/29	$ 3,674,077
PetSmart LLC/PetSmart Finance Corp.(a)(b) (B-/Caa1)
	850,000	10.000	09/15/33	851,292
Punch Finance PLC(a)(b) (NR/B3)
GBP	940,000	7.875	12/30/30	1,287,935
QXO Building Products, Inc.(a)(b) (BB-/B2)
	$2,340,000	6.500	07/15/31	2,384,507
QXO Building Products, Inc.(a)(b) (BB+/Ba2)
	13,781,000	6.750	04/30/32	14,225,988
Sonic Automotive, Inc.(a)(b) (BB-/B1)
	3,127,000	4.625	11/15/29	3,055,767
Stonegate Pub Co. Financing PLC(a)(b)(e) (NR/Caa1) (3 mo. EUR EURIBOR + 6.625%)
EUR	604,000	8.908	07/31/29	695,334
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b) (BB-/B1)
	$12,017,000	6.500	12/15/35	11,623,083

				105,452,263

Semiconductors – 0.2%
Kioxia Holdings Corp.(a)(b) (BBB-/NR)
	2,200,000	6.250	07/24/30	2,269,982
	2,225,000	6.625	07/24/33	2,331,066

				4,601,048

Software – 2.7%
AthenaHealth Group, Inc.(a)(b) (CCC/Caa2)
	5,509,000	6.500	02/15/30	5,282,690
Cloud Software Group, Inc.(a)(b) (B/B1)
	14,411,000	8.250	06/30/32	13,492,443
Elastic NV(a)(b) (BB/Ba2)
	10,601,000	4.125	07/15/29	10,113,990
Fair Isaac Corp.(a)(b) (BB+/Ba1)
	15,784,000	6.000	05/15/33	15,541,874
	5,822,000	6.250	09/15/34	5,732,923
ROBLOX Corp.(a)(b) (BBB-/Ba1)
	11,540,000	3.875	05/01/30	10,911,878
Salesforce, Inc.(a) (A+/A2)
	625,000	6.550	03/15/56	625,638
TeamSystem SpA(a)(b) (B/B2)
EUR	1,075,000	3.500	02/15/28	1,226,968
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(a)(b) (B/B1)
	$8,091,000	3.875	02/01/29	6,575,232

				69,503,636

Telecommunication Services – 6.3%
Altice France SA(a)(b) (CCC+/Caa1)
	1,541,922	9.500	11/01/29	1,565,652
	2,080,794	6.500	04/15/32	2,011,420
APLD ComputeCo LLC(a)(b) (BB-/NR)
	6,452,000	9.250	12/15/30	6,960,998
Black Pearl Compute LLC(a)(b) (NR/Ba2)
	21,860,000	6.125	02/15/31	22,183,528

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
EchoStar Corp.(a) (B/B1)
$8,920,000	10.750%	11/30/29	$ 9,641,806
(PIK 6.750%, Cash 6.750%)
9,801,039	6.750 (d)	11/30/30	9,957,954
Fibercop SpA(a)(b) (BB+/Ba1)
2,116,000	6.000	09/30/34	2,052,203
3,106,000	7.200	07/18/36	3,197,192
Iliad Holding SAS(a)(b) (B+/B1)
3,070,000	7.000	04/15/32	3,126,089
Level 3 Financing, Inc.(a)(b) (B+/Ba3)
2,664,000	6.875	06/30/33	2,735,662
1,581,000	7.000	03/31/34	1,629,979
Meridian Arc Holdco LLC(a)(b) (BB-/Ba2)
16,705,000	6.250	04/30/31	16,735,236
Nokia of America Corp.(c) (NR/WR)
5,755,000	6.450	03/15/29	5,821,183
PR RNO Property Owner 1 LLC(a)(b) (BB/Ba1)
22,546,000	6.500	05/01/31	22,515,563
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC(a)(b) (NR/Baa2)
15,410,000	5.700	04/15/36	14,648,284
Sable International Finance Ltd.(a)(b) (BB-/Ba3)
1,795,000	7.125	10/15/32	1,781,573
SV RNO Property Owner 1 LLC(a)(b) (BB+/Ba1)
23,891,000	5.875	03/01/31	23,553,659
Uniti Services LLC(a)(b) (B/B2)
4,793,000	7.500	10/15/33	5,047,892
Vodafone Group PLC(a)(e) (BB+/Ba1) (5 yr. USD Swap + 4.873%)
4,717,000	7.000	04/04/79	4,889,171
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b) (NR/B2)
1,530,000	8.250	10/01/31	1,613,507

			161,668,551

Transportation(a)(b) – 0.3%
Beacon Mobility Corp. (B/B1)
2,270,000	7.250	08/01/30	2,355,851
Rand Parent LLC (BB-/Ba1)
2,804,000	8.500	02/15/30	2,902,617
Stonepeak Nile Parent LLC (BB/Ba1)
3,234,000	7.250	03/15/32	3,350,004

			8,608,472

TOTAL CORPORATE OBLIGATIONS (Cost $2,274,024,152)			$2,266,523,910

Bank Loans(g) – 2.7%
Aerospace & Defense – 0.1%
Kaman Corp. (B+/B1)(3 mo. USD Term SOFR + 2.250%)
$2,644,140	5.921%	02/26/32	$ 2,638,535

Automotive – 0.0%
First Brands Group LLC (NR/NR)(3 mo. USD Term SOFR + 7.000%)
122,392	10.676	06/29/27	40

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)
Automotive – (continued)
First Brands Group LLC (NR/WR)(1 mo. USD Term SOFR + 7.114%)
$91,795	10.991%	03/30/27	$ 48

			88

Building & Construction – 0.1%
KKR Apple Bidco LLC (B/B2)(1 mo. USD Term SOFR + 2.500%)
3,211,051	6.144	09/23/31	3,212,464

Commercial Services – 0.6%
Ankura Consulting Group LLC (B-/B3)(3 mo. USD Term SOFR + 3.500%)
5,836,390	7.166	12/29/31	5,506,634
Groundworks LLC (B/B3)(1 mo. USD Term SOFR + 3.000%)
4,413,281	7.152	03/14/31	4,389,361
Wand NewCo 3, Inc. (B/B2)(1 mo. USD Term SOFR + 2.500%)
5,014,886	6.144	01/30/31	5,006,511

			14,902,506

Consumer Cyclical Services - Rental Equipment – 0.3%
Hertz Corp. (B-/Ba3) (3 mo. USD Term SOFR + 3.500%)
8,898,267	7.425	06/30/28	6,269,274

Diversified Financial Services – 0.1%
NEXUS Buyer LLC (B-/B2)(1 mo. USD Term SOFR + 3.500%)
2,795,389	7.144	07/31/31	2,689,304

Entertainment – 0.2%
Crown Finance U.S., Inc. (B/B3)(1 mo. USD Term SOFR + 4.500%)
5,420,250	8.114	12/02/31	5,427,025

Internet – 0.0%
Plano HoldCo, Inc. (B/B2)(3 mo. USD Term SOFR + 3.500%)
1,244,275	7.232	10/02/31	970,534

Media - Cable – 0.1%
iHeartCommunications, Inc. (CCC+/Caa1)(1 mo. USD Term SOFR + 5.775%)
1,913,727	9.533	05/01/29	1,822,595

Media - Non Cable – 0.0%
Diamond Sports Group LLC (NR/NR)(Fixed + 12.000%)
192,088	12.000	01/02/28	35,344

Retailers – 0.0%
Restoration Hardware, Inc. (B/B3)(1 mo. USD Term SOFR + 2.500%)
2,560	6.258	10/20/28	2,487

Technology – 1.0%
Go Daddy Operating Co. LLC (BB/Ba1)(1 mo. USD Term SOFR + 1.750%)
3,437,601	5.394	11/09/29	3,359,017
LSF12 Crown U.S. Commercial Bidco LLC (B-/B1)(1 mo. USD Term SOFR + 3.000%)
3,192,364	6.621	12/02/31	3,198,079
McAfee LLC (B-/B1)(1 mo. USD Term SOFR + 3.000%)
14,511,166	6.644	03/01/29	12,842,382

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(g) – (continued)
Technology – (continued)
Pitney Bowes, Inc. (BB/Ba2)(3 mo. USD Term SOFR + 3.750%)
$5,529,684	7.482%	03/19/32	$ 5,519,786

			24,919,264

Water Utilities – 0.2%
Deep Blue Operating I LLC (BB-/Ba3)(3 mo. USD Term SOFR + 2.250%)
5,261,812	5.902	10/01/32	5,271,705

TOTAL BANK LOANS (Cost $70,690,022)			$ 68,161,125

Shares	Description		Value

Common Stocks – 0.4%
Automobile Components – 0.0%
1,229		Lear Corp.	$ 164,760

Building Products(c)(f) – 0.1%
31,384		Madison Air Solutions Corp. Class A	1,223,976

Chemicals – 0.0%
411		LyondellBasell Industries NV Class A	21,639

Commercial Services & Supplies(f) – 0.0%
42,446		Copart, Inc.	1,196,553
7,179,000		Reorganized ISA SA(h)	0

			1,196,553

Containers & Packaging(f) – 0.1%
214,008		Ardagh Holdings SA	1,393,795

Diversified Telecommunication Services(f) – 0.0%
4,500		Holdco	25,864

Electric Utilities – 0.0%
1,653		Duke Energy Corp.	209,236

Financial Services(f) – 0.0%
11,631		DSG TopCo, Inc.	2,524

Insurance – 0.2%
5,908		Arthur J Gallagher & Co.	1,356,300
74,565		Ryan Specialty Holdings, Inc.	2,815,574

			4,171,874

Real Estate Investment Trusts – 0.0%
21,514		Luxco Co. Ltd.(f)	423,841

TOTAL COMMON STOCKS (Cost $8,115,969)			$ 8,834,062

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Shares	Description	Value

Contingent Value Rights – 0.1%
Communications – 0.1%
229,679	SES SA	$ 3,387,765
(Cost $0)

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Capital Markets – 0.0%
KKR & Co., Inc.
20,616	6.250%	$ 821,548
(Cost $858,648)

Units	Expiration Date	Value

Warrants(f) – 0.0%
Noble Corp. PLC (NR/NR)
4,596	02/04/28	$ 61,104
(Cost $11,490)

Shares	Description	Value

Exchange Traded Funds – 0.0%
41,233	Eaton Vance Senior
	Floating-Rate Trust (NR/NR)	$ 437,070
(Cost $466,512)

Shares	Dividend Rate	Value

Investment Company(i) – 3.0%
Goldman Sachs Central Government Fund — Institutional Shares
77,292,581	3.703%	$ 77,292,581
(Cost $77,292,581)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $2,431,459,374)		$2,425,519,165

Securities Lending Reinvestment Vehicle(i) – 1.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
46,151,037	3.538%	$ 46,151,037
(Cost $46,151,037)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(j) – 3.0%
Commercial Paper – 3.0%
AutoNation, Inc.
$21,656,000	0.000	%(b)	07/01/26	$ 21,653,540
Bayer Corp.
14,000,000	0.000	(b)	10/20/26	13,813,843
Energy Transfer LP
3,856,000	0.000	(b)	07/01/26	3,855,585
Evergy Missouri West, Inc.
6,386,000	0.000	(b)	07/01/26	6,385,312
NTT Finance Americas, Inc.
10,000,000	0.000		07/23/26	9,975,367
RWE AG
12,965,000	0.000	(b)	04/20/27	12,500,952
Targa Resources Corp.
9,117,000	0.000	(b)	07/01/26	9,115,995

TOTAL SHORT-TERM INVESTMENTS (Cost $77,308,735)				$ 77,300,594

TOTAL INVESTMENTS – 98.9% (Cost $2,554,919,146)				$2,548,970,796

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%				$ 29,180,920

NET ASSETS – 100.0%				$2,578,151,716

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Pay-in-kind securities.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(f)	Security is currently in default and/or non-income producing.

(g)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Represents an affiliated issuer.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Kaman Corp. (NR/B1), due 02/26/32	$306,698	$306,048	$(1,691)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	40,855,452	EUR	35,090,564	08/19/26	$676,649
MS & Co. Int. PLC	USD	24,770,257	GBP	18,376,789	07/15/26	394,672
State Street Bank and Trust	USD	4,038,520	EUR	3,463,847	08/19/26	72,405

TOTAL						$1,143,726

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	GBP	97,791	USD	132,423	07/15/26	$(2,710)
UBS AG (London)	EUR	3,901,462	USD	4,552,164	08/19/26	(84,977)

TOTAL						$(87,687)

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	2,488	09/30/26	$266,332,625	$835,459

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 39	5.000%	1.696%	12/20/27	$89,866	$4,325,870	$2,347,588	$1,978,282

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

CDX.NA.HY Ind 46	5.000%	3.040%	06/20/31	$115,884	$9,490,937	$5,756,408	$3,734,529

TOTA L					$13,816,807	$8,103,996	$5,712,811

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— U.S. Dollar

Abbreviations:
CDX.NA.HY Ind 39	— CDX North America High Yield Index 39
CDX.NA.HY Ind 46	— CDX North America High Yield Index 46
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – 83.3%
Aerospace & Defense – 3.2%
Air Comm Corp. LLC (B/B2) ((1 mo. USD Term SOFR + 2.500%) – (3 mo. USD Term SOFR + 2.500%))
$8,551,103	6.144 6.232	– %	12/11/31	$ 8,545,802
Bleriot U.S. Bidco, Inc. (B/B2) (3 mo. USD Term SOFR + 2.250%)
6,954,743	5.982		10/31/30	6,948,206
Kaman Corp. (B+/B1) (3 mo. USD Term SOFR + 2.000%)
5,114,652	5.671		02/26/32	5,103,810
Propulsion BC Finco SARL (B/B2) (3 mo. USD Term SOFR + 2.500%)
3,980,323	6.232		12/01/32	3,989,040
Skyshield U.S. Bidco Ltd.(b) (NR/B2)
1,024,009	0.000		06/02/33	1,022,729
TransDigm, Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.500%)
13,630,457	6.144		02/28/31	13,632,092
1,766,007	6.144		01/19/32	1,766,095
2,729,375	6.144		08/19/32	2,729,702
VSE Corp. (BB/Ba3) (1 mo. USD Term SOFR + 2.000%)
1,620,091	5.613		05/05/33	1,619,686

				45,357,162

Airlines – 0.6%
OneSky Flight LLC (BB-/Ba3) (1 mo. USD Term SOFR + 2.750%)
3,300,000	6.387		02/17/33	3,307,227
VistaJet Malta Finance PLC (BB-/Ba3) (3 mo. USD Term SOFR + 3.750%)
4,469,007	7.442		04/01/31	4,483,531

				7,790,758

Automotive – 0.6%
AL GCX Fund VIII Holdings LLC (BB/Ba3) (1 mo. USD Term SOFR +2.000%)
4,940,629	5.613		01/30/32	4,934,454
American Auto Auction Group LLC (B-/B3) (3 mo. USD Term SOFR +4.500%)
1,186,995	8.232		05/28/32	1,184,479
First Brands Group LLC(b) (NR/NR)
(1 mo. USD Term SOFR + 10.000%)
1,179,708	13.614		06/29/27	172,532
(1 mo. USD Term SOFR + 7.000%)
2,770,520	10.614		06/29/27	914
First Brands Group LLC (NR/WR)
(1 mo. USD Term SOFR + 10.614%)
5,688,850	14.235		03/30/28	1,991
(1 mo. USD Term SOFR + 7.114%)
6,316,266	10.735		03/30/27	3,284
1,392,626	10.991		03/30/27	724
RVR Dealership Holdings LLC (B/B3) (3 mo. USD Term SOFR + 4.500%)
2,210,460	8.167		02/26/33	2,131,989

				8,430,367

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Automotive - Distributors – 1.0%
Bombardier Recreational Products, Inc. (BB/Ba1) (1 mo. USD Term SOFR + 2.250%)
	$1,240,625	5.894%		01/22/31	$ 1,239,037
Bombardier Recreational Products, Inc. (BB+/Ba1) (1 mo. USD Term SOFR + 2.250%)
	719,562	5.894		12/13/29	718,764
CWGS Group LLC(b) (B+/B3)
	2,979,933	0.000		06/03/28	2,832,068
DexKo Global, Inc. (B-/B2) (3 mo. USD Term SOFR + 4.500%)
	2,009,911	8.163		10/06/31	1,942,800
SRAM LLC (BB-/B1) (1 mo. USD Term SOFR + 2.250%)
	6,813,829	5.894		02/27/32	6,802,450

					13,535,119

Automotive - Parts – 2.4%
Adient U.S. LLC (BBB-/Ba1) (1 mo. USD Term SOFR + 2.000%)
	2,414,959	5.644		01/31/31	2,408,245
BBB Industries LLC (CCC/Caa2) (3 mo. USD Term SOFR + 5.250%)
	1,484,615	9.013		07/25/29	1,362,135
Belron Finance 2019 LLC (BB-/Ba3) (3 mo. USD Term SOFR + 2.000%)
	11,999,988	5.657		10/16/31	11,982,468
Clarios Global LP (BB-/B2)
(1 mo. EUR EURIBOR + 2.750%)
EUR	4,125,000	4.929		01/28/32	4,722,887
(1 mo. USD Term SOFR + 2.500%)
	$2,833,142	6.144		05/06/30	2,833,142
	3,308,375	6.144		01/28/32	3,308,375
Mavis Tire Express Services Corp. (B-/B2) (6 mo. USD Term SOFR + 3.000%)
	6,553,673	6.669		05/04/28	6,539,058

					33,156,310

Building & Construction – 3.4%
AECOM(b) (NR/Baa3)
	2,119,688	0.000		04/18/31	2,127,976
AGI-CFI Acquisition Corp. (B/B2) (1 mo. USD Term SOFR + 4.500%)
	2,939,000	8.144		03/25/33	2,914,518
Brand Industrial Services, Inc. (CCC+/Caa1) (3 mo. USD Term SOFR + 4.500%)
	3,737,899	8.163		08/01/30	2,914,776
Brown Group Holding LLC (B+/B2)
	4,413,382	6.143		07/01/31	4,422,562
	3,109,887	6.144 6.166	–	07/01/31	3,115,827
Construction Partners, Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.000%)
	3,696,218	5.639		11/03/31	3,691,413
Cube Industrials Buyer, Inc. (B/B3) (3 mo. USD Term SOFR + 3.000%)
	7,999,054	6.669		10/17/31	7,999,054
DG Investment Intermediate Holdings 2, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.250%)
	5,008,742	6.894		07/09/32	5,015,003

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Building & Construction – (continued)
DG Investment Intermediate Holdings 2, Inc. (CCC/Caa2) (1 mo. USD Term SOFR + 5.500%)
	$1,175,000	9.144%		07/29/33	$ 1,180,875
KKR Apple Bidco LLC (B/B2) (1 mo. USD Term SOFR + 2.500%)
	6,780,906	6.144		09/23/31	6,783,890
Salas O’Brien, Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
	2,644,107	6.394		01/31/33	2,644,595
Smyrna Ready Mix Concrete LLC (B+/B1) (1 mo. USD Term SOFR + 3.000%)
	3,473,618	6.644		04/02/29	3,480,149
Tecta America Corp. (B/B2) (3 mo. USD Term SOFR + 2.500%)
	1,592,376	6.232		02/18/32	1,592,662

					47,883,300

Building Materials – 2.2%
Chamberlain Group, Inc. (B/B3) (1 mo. USD Term SOFR + 3.000%)
	3,813,037	6.644		09/08/32	3,812,160
Cornerstone Building Brands, Inc. (CCC+/Caa1) (3 mo. USD Term SOFR + 3.250%)
	5,172,041	7.014		04/12/28	3,139,429
Icebox Holdco III, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.250%)
	7,509,485	6.982		12/22/31	7,524,354
Icebox Holdco III, Inc. (CCC/Caa2) (3 mo. USD Term SOFR + 6.500%)
	1,525,000	10.232		12/22/32	1,531,359
Knife River HoldCo (BBB-/Ba1) (3 mo. USD Term SOFR + 1.750%)
	743,137	5.401		03/08/32	743,606
LBM Acquisition LLC (B-/Caa1) (1 mo. USD Term SOFR + 3.750%)
	3,527,966	7.502		06/06/31	2,947,757
MI Windows & Doors LLC (B+/B2) (1 mo. USD Term SOFR + 2.750%)
	1,736,493	6.394		03/28/31	1,711,609
Potters Industries LLC (B/B2) (3 mo. USD Term SOFR + 2.500%)
	1,745,625	6.166		12/23/32	1,747,807
Quikrete Holdings, Inc. (BB/Ba3) (1 mo. USD Term SOFR + 2.250%)
	4,620,134	5.894		04/14/31	4,614,359
	1,874,276	5.894		02/10/32	1,871,933
Watlow Electric Manufacturing Co. (B/B1)
	96,064	0.000	(b)	06/17/33	95,984
(3 mo. USD Term SOFR + 2.750%)
	1,300,459	6.482		06/17/33	1,298,027

					31,038,384

Capital Goods - Others – 2.0%
ADI Global Distribution Funding LLC(b) (BB/Ba2)
	1,360,000	0.000		06/17/33	1,361,700
Avis Budget Car Rental LLC (BB-/Ba1) (1 mo. USD Term SOFR + 2.500%)
	3,464,654	6.144		07/16/32	3,450,206
Engineered Machinery Holdings, Inc. (B-/B1) (3 mo. EUR EURIBOR + 3.500%)
EUR	3,282,257	5.791		11/26/32	3,773,746
(3 mo. USD Term SOFR + 3.250%)
	$2,957,542	6.982		11/26/32	2,970,555

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Capital Goods - Others – (continued)
Nvent Electric PLC (B/B2) (1 mo. USD Term SOFR + 3.000%)
	$7,592,625	6.371%		01/30/32	$ 7,607,583
Team Health Holdings, Inc. (B-/Caa1) (3 mo. USD Term SOFR + 4.000%)
	2,846,322	7.663		06/30/28	2,846,322
TKC Holdings, Inc. (B-/B2) (1 mo. USD Term SOFR + 4.500%)
	3,314,693	8.137		08/19/30	3,298,119
Verisure Holding AB (BB+/Ba1) (3 mo. EUR EURIBOR + 2.250%)
EUR	2,056,250	4.449		11/03/32	2,360,678

					27,668,909

Chemicals – 4.0%
Albaugh LLC (BB/Ba3) (3 mo. USD Term SOFR + 3.750%)
	$2,292,766	7.413		04/06/29	2,206,787
Aruba Investments Holdings LLC (CCC+/B3) (3 mo. USD Term SOFR + 4.000%)
	3,453,227	7.766		11/24/27	3,159,703
Bakelite U.S. Holdco, Inc. (B/B2) (3 mo. USD Term SOFR + 3.750%)
	1,469,271	7.482		12/23/31	1,464,290
Berlin Packaging LLC (B-/B2) (3 mo. USD Term SOFR + 3.250%)
	4,455,057	6.932 6.982	–	06/07/31	4,428,905
ChemCat AcquisitionCo LLC(b) (B/B2)
	614,232	0.000		06/30/33	589,663
Consolidated Energy Finance SA (B-/B3) (3 mo. USD Term SOFR + 4.500%)
	1,208,932	8.163		11/15/30	1,179,011
Consolidated Energy Finance SA (NR/B3) (3 mo. USD Term SOFR + 4.750%)
	1,995,000	8.413		11/15/30	1,931,818
Discovery Purchaser Corp. (B-/B3) (3 mo. USD Term SOFR + 3.750%)
	4,410,887	7.414		10/04/29	4,388,832
Hexion Holdings Corp. (B-/B3) (1 mo. USD Term SOFR + 4.000%)
	2,800,000	7.652		03/15/29	2,702,588
Illuminate Buyer LLC (B+/B2) (1 mo. USD Term SOFR + 2.500%)
	8,178,506	6.144		12/31/29	8,060,245
INEOS Quattro Holdings U.K. Ltd. (B/B3) (1 mo. USD Term SOFR + 4.250%)
	3,607,740	7.894		10/07/31	3,019,246
Ineos U.S. Finance LLC (B+/B2) (1 mo. USD Term SOFR + 3.000%)
	955,039	6.644		02/07/31	844,494
(1 mo. USD Term SOFR + 3.250%)
	3,841,226	6.894		02/18/30	3,530,087
INEOS U.S. Finance LLC(b) (B+/NR)
	1,300,000	0.000		06/18/32	1,214,421
Innophos, Inc. (B+/B2) (1 mo. USD Term SOFR + 4.250%)
	2,797,775	8.008		03/16/29	2,663,146
M2S Group Holdings, Inc. (B/B2) (3 mo. USD Term SOFR + 4.750%)
	3,080,656	8.413		08/25/31	3,051,790
Nouryon Finance BV (B+/B2) (6 mo. USD Term SOFR + 3.250%)
	1,867,642	6.936 6.938	–	04/03/28	1,866,092

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals – (continued)
PMHC II, Inc. (B-/NR) (3 mo. USD Term SOFR + 6.250%)
$803,584	9.899%	04/30/30	$ 772,646
PMHC II, Inc. (CC/NR) (3 mo. USD Term SOFR + 4.250%)
2,691,999	8.049	04/30/30	374,645
PMHC II, Inc. (CCC-/NR) (3 mo. USD Term SOFR + 4.250%)
1,449,538	8.049	04/30/30	791,027
Qnity Electronics, Inc. (BB+/Ba1) (3 mo. USD Term SOFR + 2.000%)
1,865,625	5.666	11/01/32	1,867,547
SCIH Salt Holdings, Inc. (B/B3) (6 mo. USD Term SOFR + 2.750%)
845,750	6.350	01/31/29	846,240
Trident TPI Holdings, Inc. (B-/B3) (3 mo. USD Term SOFR + 3.750%)
1,179,986	7.482	09/15/28	1,129,341
W.R. Grace & Co.-Conn. (B-/B2) (3 mo. USD Term SOFR + 3.000%)
707,747	6.732	08/19/32	704,796
Windsor Holdings III LLC (B+/B1) (1 mo. USD Term SOFR + 2.750%)
3,530,895	6.394	08/01/30	3,526,482

			56,313,842

Commercial Services – 5.0%
Allied Universal Holdco LLC (B/B3) (1 mo. USD Term SOFR + 3.250%)
5,912,981	6.894	08/20/32	5,912,212
Ankura Consulting Group LLC (B-/B3) (3 mo. USD Term SOFR + 3.500%)
3,572,837	7.166	12/29/31	3,370,972
Anticimex International AB (B/B3) (3 mo. USD Term SOFR + 2.900%)
4,824,647	6.410	11/17/31	4,828,940
APi Group DE, Inc. (BB/Ba1) (1 mo. USD Term SOFR + 1.750%)
2,982,525	5.394	05/16/33	2,975,367
Berkeley Research Group LLC (B/B2) (3 mo. USD Term SOFR + 3.250%)
822,102	6.982	05/01/32	820,195
CoreLogic, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.500%)
2,201,883	7.258	06/02/28	2,174,360
Element Materials Technology Group U.S. Holdings, Inc. (B/B3) (3 mo. USD Term SOFR + 3.500%)
9,209,183	7.232	07/06/29	9,239,849
Ensemble RCM LLC(b) (B/B2)
2,863,000	0.000	02/09/33	2,850,832
First Advantage Holdings LLC (B+/B1) (3 mo. USD Term SOFR + 2.750%)
1,705,026	6.482	10/31/31	1,680,968
Fleet Midco I Ltd. (B+/B2) (1 mo. USD Term SOFR + 2.750%)
4,827,564	6.394	02/21/31	4,827,564
Garda World Security Corp. (B+/B1) (3 mo. USD Term SOFR + 2.750%)
9,252,259	6.419	02/01/29	9,226,815
Highspring Holdings LLC (B-/Caa1) (3 mo. USD Term SOFR + 5.000%)
959,962	8.882	01/22/29	782,245

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services – (continued)
Holding Socotec (B/B2)
(3 mo. EUR EURIBOR + 3.000%)
EUR	1,525,000	5.291%	06/02/31	$ 1,748,180
(3 mo. USD Term SOFR + 2.750%)
	$4,621,644	6.370	06/02/31	4,623,077
Mister Car Wash Holdings, Inc. (B/B2)
(1 mo. USD Term SOFR + 2.750%)
	1,259,616	6.394	03/27/31	1,260,183
(1 mo. USD Term SOFR + 3.000%)
	2,000,000	6.644	03/27/31	2,004,720
Prime Security Services Borrower LLC (BB/Ba3) (1 mo. USD Term SOFR + 1.750%)
	1,682,957	5.369	03/07/32	1,655,845
Vestis Corp. (B+/B2) (3 mo. USD Term SOFR + 2.250%)
	1,790,526	5.916	02/22/31	1,761,430
Wand NewCo 3, Inc. (B/B2) (1 mo. USD Term SOFR + 2.500%)
	2,532,930	6.144	01/30/31	2,528,700
WCG Intermediate Corp. (B-/B3) (1 mo. USD Term SOFR + 2.750%)
	6,732,170	6.394	02/25/32	6,677,572

				70,950,026

Consumer Cyclical Services – 3.2%
Albion Financing 3 SARL (BB-/B1) (3 mo. USD Term SOFR + 3.000%)
	3,647,359	6.632	05/21/31	3,649,183
Asplundh Tree Expert LLC (BBB-/Ba1) (1 mo. USD Term SOFR + 1.750%)
	950,000	5.394	05/30/33	948,299
Asurion LLC (B/B3) (3 mo. USD Term SOFR + 5.250%)
	2,777,103	9.028	01/20/29	2,741,000
Asurion LLC (BB-/Ba3)
(3 mo. USD Term SOFR + 3.750%)
	989,827	7.413	02/23/33	934,149
(3 mo. USD Term SOFR + 4.000%)
	1,409,254	7.763	08/19/28	1,406,619
(3 mo. USD Term SOFR + 4.250%)
	3,318,620	7.913	09/19/30	3,275,478
C&S Wholesale Grocers, Inc. (B-/B3) (3 mo. USD Term SOFR + 5.000%)
	2,768,772	8.732	09/20/30	2,654,560
Core & Main LP (BB/Ba2) (3 mo. USD Term SOFR + 2.000%)
	845,009	5.656	07/27/28	844,654
Fluid-Flow Products, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.250%)
	8,542,311	6.894	03/04/33	8,567,682
GSM Holdings, Inc. (B/B3) (3 mo. USD Term SOFR + 5.000%)
	1,958,044	8.732	09/30/31	1,958,044
Hertz Corp. (B-/Ba3)
(3 mo. USD Term SOFR + 3.500%)
	1,935,284	7.425	06/30/28	1,363,504
(3 mo. USD Term SOFR + 3.750%)
	2,437,500	7.413	06/30/28	1,699,132
Pre-Paid Legal Services, Inc. (B/B3) (1 mo. USD Term SOFR + 3.250%)
	195,561	6.894	12/15/28	178,123

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Cyclical Services – (continued)
Sabre GLBL, Inc. (B-/B3) (1 mo. USD Term SOFR + 6.250%)
$1,446,601	9.994%	07/30/29	$ 1,286,160
Spin Holdco, Inc. (B/B3) (3 mo. USD Term SOFR + 5.430%)
1,574,607	9.096	09/04/30	1,613,721
Spin Holdco, Inc. (CCC+/Caa3) (3 mo. USD Term SOFR + 4.000%)
4,306,961	7.928	09/04/30	3,225,656
Thevelia (U.S.) LLC (B/B2) (3 mo. USD Term SOFR + 3.000%)
1,716,653	6.732	06/18/29	1,665,685
Veritiv Corp. (B+/B2) (3 mo. USD Term SOFR + 4.000%)
3,674,119	7.732	12/02/30	3,466,972
Whatabrands LLC (B/B2) (1 mo. USD Term SOFR + 2.500%)
3,505,514	6.144	08/03/28	3,499,765

			44,978,386

Consumer Products – 1.0%
ESCO Technologies, Inc.(b)(c) (BB/Ba1)
1,580,000	0.000	06/11/33	1,576,050
MajorDrive Holdings IV LLC (CCC+/B3) (3 mo. USD Term SOFR + 4.000%)
1,423,265	7.994	06/01/28	1,363,104
Opal Bidco SAS (B+/B1) (3 mo. USD Term SOFR + 2.500%)
1,612,833	6.232	04/28/32	1,610,671
Rosen International SARL(b) (B+/Ba3)
3,762,045	0.000	03/26/31	3,758,753
TGP Holdings III LLC (B-/Caa1) (1 mo. USD Term SOFR + 3.250%)
3,884,575	6.994	06/29/28	3,653,676
Trilon Group LLC(c) (B-/B3) (3 mo. USD Term SOFR + 3.500%)
2,039,381	7.124	06/10/33	2,036,832

			13,999,086

Consumer Products - Household & Leisure – 0.3%
GBT U.S. III LLC (BB-/B1) (3 mo. USD Term SOFR + 2.000%)
2,071,868	5.667	07/25/31	2,069,278
Weber-Stephen Products LLC (B-/B3) (3 mo. USD Term SOFR + 3.750%)
2,889,758	7.442	10/01/32	2,851,064

			4,920,342

Diversified Financial Services – 4.5%
AAL Delaware Holdco, Inc. (B/B2) (1 mo. USD Term SOFR + 2.500%)
9,212,293	6.144	07/30/31	9,210,358
Allspring Buyer LLC (BB-/Ba3) (3 mo. USD Term SOFR + 3.000%)
5,848,761	6.750	11/01/30	5,861,921
DRW Holdings LLC (BB-/Ba3) (1 mo. USD Term SOFR + 3.500%)
2,348,053	7.144	06/26/31	2,247,275
Eagle Broadband Investments LLC (B+/B2) (3 mo. USD Term SOFR + 3.000%)
4,529,896	6.994	11/12/27	3,431,396
Edelman Financial Center LLC (B/B3) (1 mo. USD Term SOFR + 4.000%)
3,681,838	7.644	12/01/31	3,689,312
Eisner Advisory Group LLC (B-/B3) (1 mo. USD Term SOFR + 4.000%)
787,219	7.644	02/28/31	771,805

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Financial Services – (continued)
FNZ Group Services Ltd. (B-/B3) (3 mo. USD Term SOFR + 5.000%)
	$2,414,437	8.658%	11/05/31	$ 1,902,891
Focus Financial Partners LLC (B/B2) (1 mo. USD Term SOFR + 2.500%)
	9,344,455	6.144	09/15/31	9,106,171
Franklin Square Holdings LP (BB/Ba1) (1 mo. USD Term SOFR + 2.250%)
	1,561,863	5.894	04/25/31	1,438,867
Hudson River Trading LLC(b) (BB/Ba2)
	4,284,236	0.000	03/18/30	4,251,376
Jane Street Group LLC (BB/Ba1) (3 mo. USD Term SOFR + 2.000%)
	2,251,178	5.666	12/15/31	2,228,846
Jupiter Borrower, Inc.(b) (BB/Ba1)
	1,495,000	0.000	03/25/33	1,491,890
NEXUS Buyer LLC (B-/B2)
(1 mo. USD Term SOFR + 3.500%)
	1,816,864	7.144	07/31/31	1,747,914
(1 mo. USD Term SOFR + 4.000%)
	2,383,995	7.644	07/31/31	2,301,843
Orion U.S. Finco, Inc. (NR/B2) (3 mo. USD Term SOFR + 3.500%)
	3,890,250	7.169	10/08/32	3,889,394
Turbo EMEA Holdings BV (B/B2) (1 mo. EUR EURIBOR + 3.250%)
EUR	2,850,000	5.429	09/23/32	3,232,670
VFH Parent LLC (B+/B1) (1 mo. USD Term SOFR + 2.500%)
	$6,558,750	6.144	06/21/31	6,555,471
Victory Capital Holdings, Inc.(b) (BB/Ba1)
	758,090	0.000	09/23/32	754,421

				64,113,821

Educational Services – 0.5%
Fugue Finance BV (B/B2) (3 mo. USD Term SOFR + 2.250%)
	6,923,926	5.916	01/09/32	6,898,169

Electrical – 1.6%
Artera Services LLC (CCC+/Caa1) (1 mo. USD Term SOFR + 4.500%)
	2,362,913	8.144	02/15/31	2,083,452
Compass Power Generation LLC(b) (BB-/Ba3)
	798,000	0.000	04/13/29	797,338
Kohler Energy Co. LLC (B/B1) (3 mo. USD Term SOFR + 3.000%)
	8,640,069	6.732	05/01/31	8,645,512
MPH GridFlex LLC(b) (NR/Ba3)
	750,000	0.000	05/13/33	748,125
Pelican Products, Inc. (CCC+/Caa1) (3 mo. USD Term SOFR + 4.250%)
	3,774,594	8.244	12/29/28	3,605,907
Resilience Parent LLC (B/B2) (3 mo. USD Term SOFR + 2.500%)
	3,290,000	6.232	02/28/33	3,282,104
Saphira Holdings SARL(b) (NR/NR)
EUR	800,000	0.000	06/10/33	916,749
Talen Energy Supply LLC(b) (BB+/Baa3)
	$2,867,722	0.000	12/15/31	2,851,347

				22,930,534

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Energy – 0.3%
Vistra Zero Operating Co. LLC (BBB-/Ba2) (1 mo. USD Term SOFR + 2.000%)
	$4,825,000	5.644%		04/30/31	$ 4,804,880

Entertainment – 1.9%
AMC Entertainment Holdings, Inc. (B/B3) (1 mo. USD Term SOFR + 7.000%)
	1,919,548	10.639		01/04/29	1,923,061
Arcis Golf LLC (B+/B2) (1 mo. USD Term SOFR + 2.750%)
	10,334,433	6.394		11/24/28	10,347,351
Cinemark USA, Inc. (BBB-/Ba1) ((1 mo. USD Term SOFR + 2.000%) – (3 mo. USD Term SOFR + 2.000%))
	867,272	5.643 5.644	–	05/24/30	867,705
Crown Finance U.S., Inc. (B/B3) (1 mo. USD Term SOFR + 4.500%)
	6,915,193	8.114		12/02/31	6,923,837
Fender Musical Instruments Corp. (B-/Caa1) (1 mo. USD Term SOFR + 4.000%)
	1,936,542	7.744		12/01/28	1,837,779
GVC Holdings (Gibraltar) Ltd. (BB-/Ba2) (3 mo. USD Term SOFR + 2.250%)
	3,627,669	5.982		07/31/32	3,621,611
Playtika Holding Corp. (BB/Ba2) (1 mo. USD Term SOFR + 2.750%)
	1,666,208	6.508		03/13/28	1,614,288

					27,135,632

Environmental – 0.2%
Luna 2.5 SARL (B+/B1) (1 mo. EUR EURIBOR + 3.500%)
EUR	2,140,449	5.325		07/01/32	2,456,243

Food & Beverage(b)(c) – 0.1%
AAG U.S. GSI Bidco, Inc. (NR/NR)
	$1,726,980	0.000		10/31/31	1,722,663

Food & Beverages – 2.2%
Chef’s Warehouse Leasing Co. LLC (BB-/B1) (1 mo. USD Term SOFR + 2.500%)
	4,728,878	6.144		08/23/29	4,738,714
Chobani LLC (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
	696,500	5.894		10/28/32	697,496
Froneri Lux Finco SARL (BB-/B1) (6 mo. USD Term SOFR + 2.250%)
	5,366,617	5.877		09/30/31	5,324,811
Pegasus BidCo BV (B+/B1) (3 mo. USD Term SOFR + 2.500%)
	6,031,282	6.168		07/12/32	6,026,277
PFI Lower Midco LLC (B/B2) (1 mo. USD Term SOFR + 4.000%)
	1,393,000	7.644		12/01/32	1,399,965
Primo Brands Corp. (BB/Ba3) (3 mo. USD Term SOFR + 2.750%)
	1,792,066	6.482		03/31/31	1,799,592
Sazerac Co., Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.000%)
	4,328,250	5.630		07/09/32	4,319,247
United Natural Foods, Inc. (BB-/B3) (1 mo. USD Term SOFR + 4.000%)
	3,946,062	7.644		05/01/31	3,975,657

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Food & Beverages – (continued)
Verifone Systems, Inc. (B-/B3) (3 mo. USD Term SOFR + 5.500%)
	$2,153,250	9.425%	08/18/28	$ 2,034,563

				30,316,322

Gaming(c) – 0.5%
United FP Holdings LLC (D/Caa2) (3 mo. USD Term SOFR + 4.000%)
	7,976,927	7.925	12/30/26	6,445,357
United FP Holdings LLC (NR/Caa2) (3 mo. USD Term SOFR + 8.500%)
	552,079	12.425	12/30/26	446,080

				6,891,437

Health Care Products – 0.8%
Bausch & Lomb Corp. (B/B1) (1 mo. USD Term SOFR + 3.750%)
	2,672,743	7.394	01/15/31	2,676,084
BioMarin Pharmaceutical, Inc. (BBB-/Ba1) (6 mo. USD Term SOFR + 1.750%)
	2,400,000	5.428	04/27/33	2,398,800
Hologic, Inc. (B+/B1) (3 mo. USD Term SOFR + 2.250%)
	5,800,000	5.995	04/07/33	5,670,718

				10,745,602

Health Care Services – 2.8%
Examworks Bidco, Inc. (B/B2) (1 mo. USD Term SOFR + 2.500%)
	4,801,503	6.144	02/06/33	4,803,519
Global Medical Response, Inc. (B+/B1) (1 mo. USD Term SOFR + 3.250%)
	4,327,556	6.889	10/01/32	4,337,206
Help At Home, Inc. (B-/B3) (1 mo. USD Term SOFR + 5.000%)
	2,776,768	8.644	09/24/31	2,448,609
Lonza Group AG (CCC/B2) (3 mo. USD Term SOFR + 3.925%)
	4,958,559	7.757	07/03/28	4,686,781
Lumexa Imaging, Inc. (B+/B2) (3 mo. USD Term SOFR + 3.000%)
	4,214,437	6.732	12/17/32	4,217,935
Mehilainen Yhtiot OYJ (B/B2) (3 mo. EUR EURIBOR + 3.400%)
EUR	5,100,000	5.191	08/05/31	5,850,161
National Mentor Holdings, Inc.(b) (B-/B3)
	$2,120,685	0.000	12/12/30	2,133,155
Onex TSG Intermediate Corp. (B/B2) (3 mo. USD Term SOFR + 3.250%)
	2,144,625	6.982	08/06/32	2,154,898
Phoenix Guarantor, Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.000%)
	4,427,741	5.644	02/21/31	4,417,247
Team Services Group (B-/B2) (3 mo. USD Term SOFR + 5.250%)
	4,950,000	8.982	03/31/33	4,830,903

				39,880,414

Healthcare – 0.2%
Heartland Dental LLC (B/B2) (1 mo. USD Term SOFR + 3.500%)
	369,068	7.144	08/25/32	369,138
LifePoint Health, Inc. (B/B2) (3 mo. USD Term SOFR + 3.750%)
	2,660,223	7.423	05/19/31	2,616,994

				2,986,132

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Home Construction – 0.9%
AI Aqua Merger Sub, Inc. (B/B2) ((1 mo. USD Term SOFR + 2.500%) – (3 mo. USD Term SOFR + 2.500%))
$9,508,175	6.119 6.164	– %	07/31/28	$ 9,495,434
Hunter Douglas, Inc. (B/B1) (3 mo. USD Term SOFR + 3.000%)
3,238,257	6.732		01/20/32	3,231,522

				12,726,956

Insurance – 4.8%
Acrisure LLC (B/B2)
(1 mo. USD Term SOFR + 3.000%)
9,055,424	6.644		11/06/30	8,172,520
(1 mo. USD Term SOFR + 3.250%)
1,930,500	6.894		06/21/32	1,739,381
Alliant Holdings Intermediate LLC (B+/B2) (1 mo. USD Term SOFR + 2.500%)
14,270,194	6.144		09/19/31	14,065,987
AmWINS Group, Inc. (B+/B1) (3 mo. USD Term SOFR + 2.000%)
8,319,655	5.732		01/30/32	8,127,887
Bella Holding Co. LLC (B/B3) (1 mo. USD Term SOFR + 3.250%)
1,315,000	6.894		06/16/33	1,301,850
Broadstreet Partners, Inc. (B/B2) (1 mo. USD Term SOFR + 2.500%)
5,842,522	6.144		06/13/31	5,629,562
Howden Group Holdings Ltd. (B/B2) (1 mo. USD Term SOFR + 2.750%)
8,464,153	6.394		02/15/31	7,928,795
Hyperion Insurance Group Ltd. (B/B2) (1 mo. USD Term SOFR + 2.750%)
1,218,750	6.394		04/18/30	1,146,539
Lockton, Inc. (BB/Ba3) (3 mo. USD Term SOFR + 2.000%)
1,070,000	5.657		05/09/33	1,065,988
Sedgwick Claims Management Services, Inc. (B+/B2) (1 mo. USD Term SOFR + 2.500%)
5,328,832	6.144		07/31/31	5,259,557
Trucordia Insurance Holdings LLC (B-/B2) (3 mo. USD Term SOFR + 3.250%)
1,811,312	6.982		06/17/32	1,612,068
Truist Insurance Holdings LLC (B/B2) (3 mo. USD Term SOFR + 2.750%)
5,707,727	6.482		05/06/31	5,566,460
USI, Inc. (B/B1) (3 mo. USD Term SOFR + 2.250%)
6,768,093	5.982		11/21/29	6,741,021

				68,357,615

Internet – 1.1%
BEP Intermediate Holdco LLC (B/B1) (1 mo. USD Term SOFR + 2.750%)
3,771,110	6.394		04/25/31	3,758,552
CNT Holdings I Corp. (B/B2) (3 mo. USD Term SOFR + 2.500%)
4,460,939	6.163		11/08/32	4,462,411
Darktrace PLC (B-/B2) (3 mo. USD Term SOFR + 3.250%)
3,776,439	6.927		10/09/31	3,434,672
Evertec Group LLC (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
1,490,000	5.894		10/30/30	1,488,138

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Internet – (continued)
Plano HoldCo, Inc. (B/B2) (3 mo. USD Term SOFR + 3.500%)
$2,410,275	7.232%	10/02/31	$ 1,880,014

			15,023,787

Leisure Time(b) – 0.1%
Gaia Purchaser, Inc. (NR/NR)
1,419,197	0.000	06/25/33	1,417,423

Lodging – 1.0%
Caesars Entertainment, Inc. (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
4,320,125	5.894	02/06/30	4,167,581
Fertitta Entertainment LLC (B/B2) (1 mo. USD Term SOFR + 3.250%)
4,873,687	6.894	01/27/29	4,866,279
Hilton Grand Vacations Borrower LLC (BB/Ba3) (1 mo. USD Term SOFR + 2.000%)
2,825,176	5.644	08/02/28	2,821,645
Travel & Leisure Co. (BB-/Ba3) (1 mo. USD Term SOFR + 2.000%)
2,816,176	5.644	12/14/29	2,810,713

			14,666,218

Machinery – 1.7%
Apex Tool Group LLC (B-/B3) (1 mo. USD Term SOFR + 7.000%)
126,759	10.644	04/08/30	126,759
Apex Tool Group LLC (CC/Caa3) (1 mo. USD Term SOFR + 10.000%)
2,167,633	13.644	02/08/29	1,387,285
Apex Tool Group LLC (CCC-/Ca) (1 mo. USD Term SOFR + 6.000%)
1,754,036	9.644	02/08/29	596,372
Apex Tool Group LLC (CCC+/Caa2) (1 mo. USD Term SOFR + 5.250%)
3,159,499	8.894	04/08/30	2,717,169
Apex Tool Group LLC (NR/Ca) (1 mo. USD Term SOFR + 6.000%)
424,650	9.644	02/08/29	144,381
CD&R Hydra Buyer, Inc. (B/B3) (1 mo. USD Term SOFR + 4.000%)
3,958,875	7.744	03/25/31	3,959,706
CompoSecure Holdings LLC (B+/B1) (3 mo. USD Term SOFR + 2.250%)
2,149,000	5.918	01/14/33	2,134,731
TK Elevator Midco GmbH (B/B2) (6 mo. USD Term SOFR + 2.750%)
10,253,810	6.377	04/30/30	10,292,467
Victory Buyer LLC (B-/B2) (3 mo. USD Term SOFR + 3.000%)
2,550,000	6.663	02/14/33	2,553,825

			23,912,695

Machinery - Construction & Mining – 0.7%
Chromalloy Corp. (B-/B2) (3 mo. USD Term SOFR + 3.250%)
8,657,710	6.932	03/27/31	8,692,861
WEC U.S. Holdings Ltd. (B+/B1) (1 mo. USD Term SOFR + 2.000%)
1,421,249	5.621	01/27/31	1,419,614

			10,112,475

Machinery-Diversified – 0.5%
Chart Industries, Inc. (BB-/Ba2) (3 mo. USD Term SOFR + 2.500%)
6,823,268	6.182	03/15/30	6,810,509

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Machinery-Diversified – (continued)
Paint Intermediate III LLC (B/B2) (3 mo. USD Term SOFR + 3.000%)
$870,592	6.653%	10/09/31	$ 872,229

			7,682,738

Media – 0.5%
Cogeco Communications Finance (USA) LP (BB/B1) (1 mo. USD Term SOFR + 3.250%)
1,937,096	6.894	09/18/30	1,728,858
Emerald Holding, Inc.(b) (B/B2)
273,240	0.000	06/17/33	272,215
EOC Borrower LLC (B+/B2) (1 mo. USD Term SOFR + 2.750%)
1,980,000	6.394	03/24/32	1,979,010
Proofpoint, Inc.(b) (B-/B2)
2,978,867	0.000	08/31/28	2,870,883

			6,850,966

Media - Cable – 1.1%
Altice Financing SA (CCC+/Caa2) (3 mo. USD Term SOFR + 5.000%)
1,376,000	8.673	10/31/27	1,028,561
CSC Holdings LLC (CCC/Caa2) (3 mo. U.S. (Fed) Prime Rate + 1.500%)
3,769,395	8.250	04/15/27	2,638,576
DirecTV Financing LLC (B+/B1) (3 mo. USD Term SOFR + 5.250%)
2,150,289	9.175	08/02/29	2,159,707
Radiate Holdco LLC(b) (CCC+/Caa1)
2,995,217	0.000	09/25/29	2,691,951
Sinclair Television Group, Inc. (B-/Caa1) (3 mo. USD Term SOFR + 4.100%)
3,177,037	7.932	12/31/30	2,754,110
Virgin Media Bristol LLC (B+/Ba3) (6 mo. USD Term SOFR + 3.175%)
5,333,080	6.967	03/31/31	4,711,616

			15,984,521

Media - Non Cable – 1.7%
CMG Media Corp. (B/B3) (3 mo. USD Term SOFR + 3.500%)
4,576,488	7.332	06/18/29	4,123,919
Diamond Sports Group LLC (NR/NR) (Fixed + 12.000%)
183,229	12.000	01/02/28	33,714
Neptune Bidco U.S., Inc. (B-/B3) (3 mo. USD Term SOFR + 5.000%)
9,298,173	8.769	02/03/33	9,212,909
Univision Communications, Inc. (B/B2) (1 mo. USD Term SOFR + 3.250%)
5,646,304	7.008	01/31/29	5,611,015
Versant Media Group, Inc. (BB/Ba2) (3 mo. USD Term SOFR + 3.500%)
5,250,000	7.232	01/30/31	5,259,397

			24,240,954

Midstream – 4.0%
AL GCX Holdings LLC (B+/Ba3) (1 mo. USD Term SOFR + 2.250%)
6,034,875	5.863	12/17/32	6,032,702

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Midstream – (continued)
AL NGPL Holdings LLC (B+/Ba3) (3 mo. USD Term SOFR + 2.000%)
$7,034,998	5.677%		12/09/30	$ 7,033,239
Colossus Acquireco LLC (BB+/Ba1) (3 mo. USD Term SOFR + 1.750%)
7,476,375	5.370		01/31/33	7,423,442
Crescent Midstream Operating LLC (B+/B1) (3 mo. USD Term SOFR + 3.750%)
2,025,000	7.399		02/18/33	2,035,753
Meade Pipeline Co. LLC (BB/Ba2) (3 mo. USD Term SOFR + 2.000%)
6,300,000	5.677		09/22/32	6,296,850
NGL Energy Partners LP (B+/B2) (1 mo. USD Term SOFR + 3.500%)
1,845,376	7.125		03/11/33	1,850,986
Pelican Pipeline LLC (BB/Ba2) (3 mo. USD Term SOFR + 2.750%)
1,525,000	6.482		03/25/33	1,525,000
Prairie ECI Acquiror LP (B-/B3) (1 mo. USD Term SOFR + 3.250%)
4,986,203	6.894		08/01/29	4,997,422
Traverse Midstream Partners LLC (BB-/B2)
6,090,000	0.000	(b)	04/21/33	6,082,387
(3 mo. USD Term SOFR + 2.500%)
6,361,935	6.163		02/16/28	6,369,887
Whitewater Matterhorn Holdings LLC (BB-/Ba3) (3 mo. USD Term SOFR + 1.750%)
6,309,187	5.500		06/16/32	6,258,462

				55,906,130

Mining – 0.6%
Arsenal AIC Parent LLC (B+/Ba3) (1 mo. USD Term SOFR + 2.750%)
4,780,165	6.394		08/19/30	4,792,115
Atkore International, Inc. (BBB-/Ba1)(c) (3 mo. USD Term SOFR + 2.000%)
1,215,812	5.732		09/29/32	1,217,332
Worthington Steel, Inc. (BB-/B2) (1 mo. USD Term SOFR + 4.000%)
2,230,000	7.621		06/01/33	2,223,043

				8,232,490

Non Captive – 0.5%
HUB International Ltd. (B+/B1) (3 mo. USD Term SOFR + 2.250%)
7,272,527	5.922		06/20/30	7,260,600

Oil Field Services – 0.1%
Delek U.S. Holdings, Inc. (BB/B2) (1 mo. USD Term SOFR + 3.000%)
1,692,335	6.644		05/17/32	1,689,170

Packaging – 1.2%
Clydesdale Acquisition Holdings, Inc. (B+/B2)
(1 mo. USD Term SOFR + 3.175%)
2,328,871	6.819		04/13/29	2,284,925
(1 mo. USD Term SOFR + 3.250%)
3,732,149	6.894		04/01/32	3,582,080
Pro Mach Group, Inc. (B/B2) (1 mo. USD Term SOFR + 2.500%)
1,741,261	6.144		10/15/32	1,741,696

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Packaging – (continued)
Proampac PG Borrower LLC (B-/B3) ((1 mo. USD Term SOFR + 4.000%) – (3 mo. USD Term SOFR + 4.000%))
$4,508,661	7.652 7.666	– %	03/07/33	$ 4,425,746
Tosca Services LLC (B/B2) (3 mo. USD Term SOFR + 5.500%)
1,395,211	9.232		11/30/28	1,399,578
TricorBraun Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 3.250%)
3,912,664	6.894		03/03/31	3,652,237

				17,086,262

Paper – 0.1%
Mativ Holdings, Inc. (B+/Ba3) (1 mo. USD Term SOFR + 4.500%)
1,490,000	8.144		04/04/33	1,490,000

Pharmaceuticals – 1.2%
Alkermes, Inc. (BB/Ba2) (3 mo. USD Term SOFR + 2.750%)
1,246,875	6.482		08/12/31	1,249,992
Amneal Pharmaceuticals LLC (B+/Ba3) (1 mo. USD Term SOFR + 3.000%)
5,409,159	6.644		08/01/32	5,426,090
Bausch Health Cos., Inc. (B/Caa1) (1 mo. USD Term SOFR + 6.250%)
6,160,944	9.894		10/08/30	5,967,429
Covetrus, Inc. (CCC+/B2) (3 mo. USD Term SOFR + 5.000%)
1,526,382	8.732		10/13/29	1,476,774
Gainwell Acquisition Corp. (B-/B3) (3 mo. USD Term SOFR + 4.000%)
3,326,913	7.832		10/01/27	3,274,248

				17,394,533

Pipelines – 0.2%
ACI Rover Parent LLC (BB/B2) (3 mo. USD Term SOFR + 2.250%)
800,000	5.982		06/09/33	797,800
Birdsboro Power LLC(b)(c) (NR/NR)
510,005	0.000		06/24/33	508,730
ITT Holdings LLC (BB-/Ba2) (1 mo. USD Term SOFR + 1.975%)
1,449,243	5.619		10/11/30	1,446,403

				2,752,933

Restaurants – 0.8%
Dave & Buster’s, Inc. (B-/B3) (3 mo. USD Term SOFR + 3.250%)
4,056,000	6.916		06/29/29	3,559,140
Flynn Restaurant Group LP(b) (B/B2)
1,735,606	0.000		01/28/32	1,716,011
Horizon U.S. Finco LP (B/B2) (3 mo. USD Term SOFR + 4.750%)
3,162,078	8.413		10/31/31	2,948,638
Raising Cane’s Restaurants LLC (BB-/B1) (1 mo. USD Term SOFR + 2.000%)
3,245,000	5.621		06/06/33	3,224,719

				11,448,508

Retail(b) – 0.1%
QXO Building Products, Inc. (NR/NR)
1,085,000	0.000		06/03/33	1,081,984

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Retailers – 3.6%
BCPE Empire Holdings, Inc. (B/B3) (1 mo. USD Term SOFR + 3.250%)
$4,451,468	6.894%	12/11/30	$ 4,387,501
BCPE Grill Parent (B-/B3) (3 mo. USD Term SOFR + 4.750%)
1,591,837	8.416	09/30/30	1,505,416
Chewy, Inc.(b)(c) (BB/Ba2)
2,549,865	0.000	06/23/33	2,546,678
EG America LLC (B/B2) (3 mo. USD Term SOFR + 3.250%)
5,000,000	6.916	02/10/31	5,012,500
Great Outdoors Group LLC (BB-/B1) (1 mo. USD Term SOFR + 3.250%)
1,826,817	6.894	01/23/32	1,831,384
Harbor Freight Tools USA, Inc. (BB-/B2) (1 mo. USD Term SOFR + 2.250%)
6,323,433	5.894	06/11/31	6,297,254
Michaels Cos., Inc.(b) (B-/B2)
1,442,000	0.000	03/15/33	1,433,348
Peer Holding III BV (BB+/Ba1) (3 mo. USD Term SOFR + 2.500%)
6,525,625	6.232	07/01/31	6,533,782
Petco Health & Wellness Co., Inc.(b) (B/B3)
2,192,505	0.000	02/03/31	2,164,178
PetSmart, Inc. (BB-/B2) (1 mo. USD Term SOFR + 4.000%)
2,961,927	7.652	08/18/32	2,955,766
Restoration Hardware, Inc. (B/B3) (1 mo. USD Term SOFR + 2.500%)
3,039,783	6.258	10/20/28	2,953,027
Staples, Inc. (B-/B3) (3 mo. USD Term SOFR + 5.750%)
5,058,386	9.413	09/04/29	4,692,159
Tory Burch LLC (BB-/Ba3) (1 mo. USD Term SOFR + 4.000%)
1,850,000	7.644	04/30/31	1,841,138
TruGreen LP (CCC/Caa3) (3 mo. USD Term SOFR + 8.500%)
2,200,000	12.425	11/02/28	1,947,000
White Cap Buyer LLC (B/B3) (1 mo. USD Term SOFR + 3.250%)
4,769,525	6.894	10/19/29	4,758,412

			50,859,543

Technology – 3.2%
AP Core Holdings II, LLC (B-/B2) (3 mo. USD Term SOFR + 6.500%)
1,495,000	10.143	05/15/31	1,486,120
Arches Buyer, Inc. (B/B1) (1 mo. USD Term SOFR + 3.250%)
2,671,728	6.994	12/06/27	2,660,961
Central Parent, Inc. (B-/B3) (3 mo. USD Term SOFR + 3.250%)
2,989,153	6.982	07/06/29	1,511,764
Cloud Software Group, Inc. (B/B1) (3 mo. USD Term SOFR + 3.250%)
8,349,375	6.982	08/13/32	7,198,330
Electronic Arts, Inc.(b) (BB/Ba3)
2,415,000	0.000	03/24/33	2,420,192
Go Daddy Operating Co. LLC (BB/Ba1) (1 mo. USD Term SOFR + 1.750%)
3,233,544	5.394	11/09/29	3,159,626
LSF12 Crown U.S. Commercial Bidco LLC (B-/B1) (1 mo. USD Term SOFR + 3.000%)
7,135,454	6.621	12/02/31	7,148,226

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology – (continued)
McAfee LLC (B-/B1) (1 mo. USD Term SOFR + 3.000%)
	$8,887,717	6.644%	03/01/29	$ 7,865,630
MKS Instruments, Inc. (BB+/Ba1) (1 mo. EUR EURIBOR + 2.000%)
EUR	747,276	4.009	02/04/33	856,330
Pitney Bowes, Inc. (BB/Ba2) (3 mo. USD Term SOFR + 3.750%)
	$7,700,337	7.482	03/19/32	7,686,553
Project Boost Purchaser LLC (B-/B3) (3 mo. USD Term SOFR + 2.750%)
	2,881,355	6.482	07/16/31	2,801,138

				44,794,870

Technology - Software – 5.3%
Ahead DB Holdings LLC (B/B1) (3 mo. USD Term SOFR + 2.500%)
	5,335,635	6.232	02/03/31	5,240,447
Clover Holdings 2 LLC (B/B2) (1 mo. USD Term SOFR + 3.750%)
	2,749,306	7.375	12/09/31	2,620,996
ConnectWise LLC (NR/B2) (3 mo. USD Term SOFR + 3.500%)
	3,828,461	7.494	09/29/28	3,510,239
Constant Contact, Inc. (B-/B2) (3 mo. USD Term SOFR + 4.000%)
	2,513,915	7.935	02/10/28	2,434,903
Corpay Technologies Operating Co. LLC (BB+/Ba1) (1 mo. USD Term SOFR + 1.750%)
	723,186	5.394	11/05/32	720,988
Cotiviti Corp. (B/B2) (1 mo. USD Term SOFR + 2.750%)
	4,814,618	6.371	05/01/31	4,396,372
Dayforce, Inc. (B-/B3) (3 mo. USD Term SOFR + 3.000%)
	2,700,000	6.663	02/04/33	2,453,247
DCert Buyer, Inc. (CCC/Caa2) (1 mo. USD Term SOFR + 7.000%)
	3,125,000	10.644	02/19/29	2,587,906
Epicor Software Corp. (B-/B2) (1 mo. USD Term SOFR + 2.750%)
	3,732,658	6.394	05/30/31	3,560,022
Finastra USA, Inc. (B-/B3) (6 mo. USD Term SOFR + 4.000%)
	4,264,312	7.746	09/15/32	3,916,771
Fortress Intermediate 3, Inc. (B/B2) (1 mo. USD Term SOFR + 3.000%)
	4,405,844	6.624	06/27/31	4,372,801
Genuine Financial Holdings LLC (B/B3) (1 mo. USD Term SOFR + 3.250%)
	706,243	6.894	09/27/30	682,555
iSolved, Inc. (B/B2) (1 mo. USD Term SOFR + 2.750%)
	3,108,065	6.394	10/15/30	2,902,155
Javelin Buyer, Inc. (B-/B2) (3 mo. USD Term SOFR + 2.750%)
	2,703,691	6.413	12/05/31	2,531,331
Javelin Buyer, Inc. (CCC+/Caa2) (3 mo. USD Term SOFR + 5.000%)
	2,275,000	8.666	12/06/32	2,047,500
Maximus, Inc. (BB+/Ba2) (1 mo. USD Term SOFR + 2.000%)
	1,835,317	5.644	05/30/31	1,827,866
Mitchell International, Inc. (B/B3) (1 mo. USD Term SOFR + 3.000%)
	3,280,920	6.644	06/17/31	3,115,988
Peraton Corp. (CCC+/Caa1) (3 mo. USD Term SOFR + 3.750%)
	6,920,319	7.513	02/01/28	6,228,287
Polaris Newco LLC (CCC+/B3)
(3 mo. EUR EURIBOR + 4.000%)
EUR	1,843,929	6.150	06/02/28	1,819,812

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software – (continued)
(3 mo. USD Term SOFR + 4.000%)
	$3,505,718	7.925%	06/02/28	$ 3,032,761
Project Alpha Intermediate Holding, Inc. (B-/Caa1) (3 mo. USD Term SOFR + 5.000%)
	2,550,000	8.732	05/09/33	1,387,633
Red Planet Borrower LLC(b) (BB-/B2)
	1,667,639	0.000	09/08/32	1,665,788
Spectris PLC (B/B2) (3 mo. USD Term SOFR + 2.750%)
	1,442,750	6.482	12/06/32	1,447,554
Spectris PLC (NR/NR) (3 mo. EUR EURIBOR + 3.250%)
EUR	1,200,000	5.541	12/06/32	1,377,002
UKG, Inc. (B/B2) (3 mo. USD Term SOFR + 2.250%)
	$5,032,326	5.913	02/10/31	4,729,229
Virtusa Corp. (B+/B1) (1 mo. USD Term SOFR + 3.250%)
	548,054	6.903	02/15/29	473,042
Zelis Payments Buyer, Inc. (B/B2) (1 mo. USD Term SOFR + 3.250%)
	1,889,274	6.894	11/26/31	1,841,854
ZoomInfo LLC (BB/Ba1) (1 mo. USD Term SOFR + 1.750%)
	1,546,046	5.394	02/28/30	1,358,588

				74,283,637

Textiles – 1.2%
ABG Intermediate Holdings 2 LLC (BB-/Ba3) (1 mo. USD Term SOFR + 2.250%)
	5,433,392	5.894	12/21/28	5,433,392
Beach Acquisition Bidco LLC (BB/Ba3)
(1 mo. EUR EURIBOR + 3.000%)
EUR	3,477,826	5.179	09/12/32	3,980,717
(1 mo. USD Term SOFR + 2.750%)
	$455,669	6.394	09/12/32	457,460
Champ Acquisition Corp. (B/B2) (1 mo. USD Term SOFR + 3.250%)
	4,464,295	6.894	11/25/31	4,481,036
WH Borrower LLC(b) (NR/NR)
	1,865,000	0.000	02/20/32	1,869,663

				16,222,268

Transportation Services – 0.9%
Boluda Towage SL(b) (BB/Ba3)
	430,000	0.000	05/27/33	430,271
Kenan Advantage Group, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.250%)
	1,782,405	6.894	01/25/29	1,783,884
Modern Aviation FBO Holdings LLC(b) (B-/B2)
	740,000	0.000	05/16/33	740,000
Stonepeak Nile Parent LLC (BB/Ba1) (3 mo. USD Term SOFR + 2.000%)
	1,485,000	5.657	04/09/32	1,480,367
Third Coast Infrastructure LLC (BB+/Ba3) (1 mo. USD Term SOFR + 3.250%)
	8,491,996	6.894	09/25/30	8,531,823

				12,966,345

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Water Utilities – 0.4%
Deep Blue Operating I LLC (BB-/Ba3) (3 mo. USD Term SOFR + 2.250%)
	$5,576,025	5.902%	10/01/32	$ 5,586,508

Wireless Telecommunication Services – 1.3%
Altice France SA (CCC+/Caa1)
(3 mo. USD Term SOFR + 5.063%)
	3,189,310	8.736	10/30/28	3,182,676
(3 mo. USD Term SOFR + 6.875%)
	4,369,571	10.548	05/31/31	4,452,593
ViaSat, Inc.(b) (B+/Ba3)
	1,591,710	0.000	03/02/29	1,598,872
Voyage Digital (NZ) Ltd. (BB/NR) (3 mo. USD Term SOFR + 3.250%)
	2,569,855	6.891	05/11/29	2,569,855
Zacapa SARL (B/B2) (3 mo. USD Term SOFR + 3.750%)
	4,246,611	7.482	03/22/29	4,234,678
Zayo Group Holdings, Inc. (B-/B3)
(1 mo. EUR EURIBOR + 3.250%)
EUR	413,455	5.429	03/11/30	474,304
(1 mo. USD Term SOFR + 3.000%)
	$1,134,210	6.758	03/11/30	1,133,711

				17,646,689

TOTAL BANK LOANS (Cost $1,216,534,978)				$1,174,582,658

Corporate Obligations – 6.5%
Automotive(d)(e) – 0.1%
Qnity Electronics, Inc. (BB/B1)
	$890,000	6.250%	08/15/33	$ 905,691

Chemicals(d)(e) – 0.1%
Consolidated Energy Finance SA (B-/Caa2)
	766,000	5.625	10/15/28	736,586

Commercial Services(d) – 0.4%
Block, Inc. (BB+/Ba1)
	2,113,000	6.500	05/15/32	2,157,796
Graham Holdings Co.(e) (BB/Ba1)
	2,449,000	5.625	12/01/33	2,424,510
Verisure Midholding AB(e) (BB-/Ba3)
EUR	914,894	5.250	02/15/29	1,045,451

				5,627,757

Diversified Financial Services(d) – 0.8%
Ally Financial, Inc.(f) (BB-/Ba2) (7 yr. CMT + 3.481%)
	$6,366,000	4.700	05/15/28	6,175,720
Enova International, Inc.(e) (B/B2)
	2,087,000	9.125	08/01/29	2,181,729
United Wholesale Mortgage LLC(e) (NR/Ba3)
	3,330,000	5.500	04/15/29	3,092,604

				11,450,053

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(d)(e) – 0.2%
Global Infrastructure Solutions, Inc. (BB/Ba3)
$3,372,000	7.500%	04/15/32	$ 3,524,920

Home Furnishings(d)(e) – 0.0%
Whirlpool Corp. (BB+/Ba1)
485,000	7.500	07/01/31	491,116

Insurance(d)(e) – 0.8%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
420,000	6.750	07/01/32	377,597
CRC Insurance Group LLC (B/B2)
2,830,000	7.125	06/01/31	2,819,840
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (CCC+/Caa1)
3,395,000	8.125	02/15/32	3,056,315
Ryan Specialty LLC (BB-/Ba3)
4,960,000	5.875	08/01/32	4,879,896

			11,133,648

Internet(d)(e) – 0.7%
Angi Group LLC (B/B2)
1,558,000	3.875	08/15/28	1,318,224
Gen Digital, Inc. (BB-/B1)
2,433,000	6.250	04/01/33	2,397,697
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/Ba3)
1,510,000	3.500	03/01/29	1,421,257
Match Group Holdings II LLC (BB/Ba2)
665,000	3.625	10/01/31	597,157
Snap, Inc. (BB-/B1)
2,454,000	6.875	03/01/33	2,390,662
Wayfair LLC (BB-/B2u)
2,401,000	6.750	11/15/32	2,465,779

			10,590,776

Investment Companies(d)(e) – 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
3,411,000	10.000	11/15/29	3,365,395

Leisure Time(d)(e) – 0.3%
MajorDrive Holdings IV LLC(g) (CCC-/Caa3)
2,113,000	6.375	06/01/29	1,767,187
Sabre GLBL, Inc. (B-/B3)
2,356,000	10.750	11/15/29	2,265,058

			4,032,245

Media – 0.3%
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(d)(e)
(B+/B1)
1,305,000	10.000	02/15/31	1,355,556
3,235,000	9.250	06/01/32	3,285,822
iHeartCommunications, Inc.(d) (CCC-/Caa3)
1	8.375	05/01/27	1
Paramount Global (BB+/Baa3)
7,000	4.375	03/15/43	4,528

			4,645,907

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services(d) – 0.7%
California Resources Corp.(e) (BB-/B1)
$2,127,000	7.000%	01/15/34	$ 2,099,604
Caturus Energy LLC(e) (B/B3)
325,000	7.125	05/15/31	321,519
DBR Land Holdings LLC(e) (BB-/B1)
3,425,000	6.250	12/01/30	3,478,875
Noble Finance II LLC(e) (BB-/Ba3)
1,477,000	8.000	04/15/30	1,530,172
Sunoco LP(e) (BB+/Ba1)
880,000	7.250	05/01/32	912,367
Sunoco LP/Sunoco Finance Corp. (BB+/Ba1)
1,425,000	4.500	04/30/30	1,378,759

			9,721,296

Pharmaceuticals(d)(e) – 0.1%
Amneal Pharmaceuticals LLC (B+/Ba3)
2,006,000	6.875	08/01/32	2,082,930

Pipelines(d) – 1.0%
Delek Logistics Partners LP/Delek Logistics Finance Corp.(e) (BB-/B2)
800,000	7.375	06/30/33	815,992
Plains All American Pipeline LP(f) (BB+/Ba1) (3 mo. USD Term SOFR + 4.372%)
6,695,000	8.023	07/30/26	6,684,020
Venture Global LNG, Inc.(e) (f) (B-/B3) (5 yr. CMT + 5.440%)
4,510,000	9.000	09/30/29	4,392,514
Western Midstream Operating LP(e) (BBB-/Baa3)
1,770,000	7.250	04/01/30	1,857,350

			13,749,876

Real Estate Investment Trust(d)(e)(h) – 0.0%
Service Properties Trust (B/B3)
155,000	0.000	09/30/28	143,973

Retailing(d)(e) – 0.1%
FirstCash, Inc. (BB/Ba2)
1,045,000	6.125	05/01/34	1,039,336

Software(d)(e) – 0.2%
Fair Isaac Corp. (BB+/Ba1)
2,440,000	6.000	05/15/33	2,402,571
OAK-Eagle Acquireco, Inc. (BB/Ba3)
270,000	7.250	07/01/33	282,687

			2,685,258

Telecommunication Services(d)(e) – 0.3%
Meridian Arc Holdco LLC (BB-/Ba2)
1,455,000	6.250	04/30/31	1,457,633
SV RNO Property Owner 1 LLC (BB+/Ba1)
2,137,000	5.875	03/01/31	2,106,826

			3,564,459

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation(d)(e) – 0.2%
Rand Parent LLC (BB-/Ba1)
$2,705,000	8.500%	02/15/30	$ 2,800,135

TOTAL CORPORATE OBLIGATIONS (Cost $91,757,364)			$ 92,291,357

Shares	Description		Value

Common Stocks – 1.6%
Aerospace & Defense(i) – 0.3%
204,620		Swissport Ltd.	$ 3,623,881

Broadline Retail(c)(i) – 0.0%
9,541		Neiman Marcus Group Ltd. LLC	—

Building Products – 0.1%
1,471		Trane Technologies PLC	722,496

Construction & Engineering(i) – 0.2%
33,750		API Group Corp.	1,429,313
6,700		Construction Partners, Inc. Class A	795,759

			2,225,072

Consumer Staples Distribution & Retail(i) – 0.1%
15,491		U.S. Foods Holding Corp.	1,583,955

Electrical Equipment – 0.1%
1,687		Eaton Corp. PLC	718,864
4,019		nVent Electric PLC	681,663

			1,400,527

Financial Services – 0.1%
12,345		Apollo Global Management, Inc.	1,460,537
11,094		DSG TopCo, Inc.(i)	2,407

			1,462,944

Health Care Providers & Services(c)(i) – 0.1%
50,617		New Trojan/Careismatic	1,214,808

Independent Power and Renewable Electricity Producers – 0.1%
9,229		Vistra Corp.	1,463,996

Insurance – 0.1%
6,257		Arthur J Gallagher & Co.	1,436,419

Interactive Media & Services – 0.1%
3,937		Alphabet, Inc. Class A	1,406,966

Machinery(c)(i) – 0.0%
63,082		Apex Tool Group LLC Class A	—

Media(i) – 0.0%
8,495		Audacy Capital Corp. Class B	19,539
77,495		Audacy Capital LLC Class A	178,238

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
Media(i) – (continued)
162,749	Bright Pattern Holdco(c)		$ —

			197,777

Oil, Gas & Consumable Fuels – 0.1%
1,029,922	Ring Energy, Inc.(i)		1,112,316
32,294	SM Energy Co.		842,873

			1,955,189

Real Estate Investment Trusts(i) – 0.0%
29,951	Luxco Co. Ltd.		590,056

Software – 0.2%
1,784	Crowdstrike Holdings, Inc. Class A(i)		1,361,442
3,490	Microsoft Corp.		1,301,840
229	Travelport LLC(c)(i)		—

			2,663,282

TOTAL COMMON STOCKS (Cost $33,536,264)			$ 21,947,368

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(d)(e)(f) –1.2%
Collateralized Loan Obligations – 1.2%
AGL CLO 45 Ltd. Series 2025-45A, Class E (NR/NR) (3 mo. USD Term SOFR + 4.650%)
$2,500,000	8.314%	01/22/39	$ 2,440,888
Bryant Park CLO Ltd. Series 2025-27A, Class E (BB-/NR) (3 mo. USD Term SOFR + 5.450%)
4,000,000	9.125	07/20/38	3,930,744
Elmwood CLO 45 Ltd. Series 2025-8A, Class E (NR/NR) (3 mo. USD Term SOFR + 4.850%)
2,500,000	8.530	10/17/38	2,506,382
Palmer Square CLO Ltd. Series 2025-4A, Class E (BB-/NR) (3 mo. USD Term SOFR + 4.700%)
3,000,000	8.375	10/20/38	2,955,354
TCW CLO AMR Ltd. Series 2019-1A, Class DR (BBB-/NR) (3 mo. USD Term SOFR + 3.932%)
4,900,000	7.581	08/16/34	4,721,370

TOTAL ASSET-BACKED SECURITIES (Cost $16,851,000)			$ 16,554,738

Shares	Dividend Rate		Value

Preferred Stocks – 0.2%
Investment Companies(d)(g) – 0.2%
Compass Diversified Holdings (3 mo. USD Term SOFR + 4.985%)
26,179	7.875%(f)		$ 579,865
Compass Diversified Holdings
71,364	7.875		1,572,862

			2,152,727

Shares	Dividend Rate	Value

Preferred Stocks – (continued)
Post Secondary Education(c)(i) – 0.0%
Travelport LLC
163	0.000%	$ 0
(Cost $163,000)

TOTAL PREFERRED STOCKS (Cost $2,262,650)		$ 2,152,727

Units	Expiration Date	Value

Rights(i) – 0.1%
Entertainment – 0.1%
Cineworld Group PLC (NR/NR)
63,702	12/31/99	$ 1,549,737
(Cost $962,522)

Warrants(i) – 0.0%
Aspect Software, Inc. (NR/NR)(c)
162,749	12/31/99	$0
New Trojan/Careismatic (NR/NR)
5,698	12/31/99	—
Noble Corp. PLC (NR/NR)
6,346	02/04/28	84,370
(Cost $15,865)

TOTAL WARRANTS (Cost $1,115,865)		$ 84,370

Shares	Description	Value

Exchange Traded Funds – 1.1%
40,519	Eaton Vance Senior Floating-Rate Trust (NR/NR)	$ 429,502
755,230	Invesco Senior Loan ETF (NR/NR)	15,384,035

TOTAL EXCHANGE TRADED FUNDS (Cost $16,365,466)		$ 15,813,537

Shares	Dividend Rate	Value

Investment Company(j) – 7.5%
Goldman Sachs Central Government Fund — Institutional Shares
105,764,317	3.703%	$ 105,764,317
(Cost $105,764,317)

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(j) – 0.8%
Goldman Sachs Financial Square Government Fund—Institutional Shares
11,642,750	3.538%	$ 11,642,750
(Cost $11,642,750)

TOTAL INVESTMENTS – 102.3% (Cost $1,496,793,176)		$1,442,383,559

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.3)%		$ (32,332,241)

NET ASSETS – 100.0%		$1,410,051,318

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(g)	All or a portion of security is on loan.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Security is currently in default and/or non-income producing.

(j)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2026, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Air Comm Corp. LLC (NR/B2), due 12/11/31	$343,838	$343,625	$(213)
Kaman Corp. (NR/B1), due 02/26/32	594,232	592,972	2,195
Salas O’Brien, Inc. (B/B2), due 01/31/33	203,393	202,904	—
Trilon Group LLC (NR/B3), due 06/10/33	181,278	181,052	675
Watlow Electric Manufacturing Co. (B/B1), due 06/17/33	40,348	40,172	(75)

TOTAL			$2,582

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	45,230,650	EUR	38,855,792	08/19/26	$740,649

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	6,543,132	USD	7,627,594	08/19/26	$(135,688)

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	28	09/30/26	$2,997,312	$14,026

Short position contracts:
2 Year U.S. Treasury Notes	(148)	09/30/26	(30,507,656)	16,573
Ultra 10-Year U.S. Treasury Notes	(68)	09/21/26	(7,647,875)	(72,805)

Total				$(56,232)

TOTAL FUTURES CONTRACTS				$(42,206)

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Ind 46	5.000%	3.040%	06/20/31	$64,805	$5,307,562	$3,572,731	$1,734,831

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— U.S. Dollar

Abbreviations:
CDX.NA.HY Ind 46	— CDX North America High Yield Index 46
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 90.7%
Aerospace & Defense – 2.9%
Boeing Co.
$1,950,000	3.450	%(a)	11/01/28	$ 1,899,027
5,577,000	2.950	(a)	02/01/30	5,245,169
431,000	5.150	(a)	05/01/30	436,224
1,575,000	3.600	(a)	05/01/34	1,416,335
1,679,000	6.528	(a)	05/01/34	1,825,442
1,375,000	3.250	(a)	02/01/35	1,192,895
500,000	3.550	(a)	03/01/38	418,565
2,827,000	5.875		02/15/40	2,907,428
1,306,000	3.375	(a)	06/15/46	916,381
575,000	3.625	(a)	03/01/48	412,361
1,201,000	6.858	(a)	05/01/54	1,349,480
Hexcel Corp.(a)
796,000	5.875		02/26/35	823,963
Howmet Aerospace, Inc.(a)
802,000	4.850		10/15/31	804,430

				19,647,700

Agriculture(a) – 2.9%
Altria Group, Inc.
975,000	4.800		02/14/29	978,539
1,880,000	5.250		08/06/35	1,878,552
BAT Capital Corp.
1,125,000	3.215		09/06/26	1,122,469
200,000	3.557		08/15/27	198,046
1,350,000	2.259		03/25/28	1,299,078
6,900,000	5.834		02/20/31	7,187,937
545,000	4.625		03/22/33	533,299
650,000	5.625		08/15/35	670,182
BAT International Finance PLC
4,575,000	5.931		02/02/29	4,717,191
Imperial Brands Finance PLC(b)
1,230,000	5.625		07/01/35	1,241,427

				19,826,720

Airlines – 0.5%
American Airlines Pass-Through Trust , Class B
575,000	5.650		05/11/36	566,260
1,034,000	4.900		11/11/39	1,003,601
Delta Air Lines, Inc.(a)
1,670,000	5.250		07/10/30	1,687,969

				3,257,830

Automotive(a) – 4.1%
Ford Motor Credit Co. LLC
586,000	5.850		05/17/27	590,249
8,970,000	5.420		04/09/31	8,893,665
General Motors Co.
2,925,000	6.800		10/01/27	2,995,844
General Motors Financial Co., Inc.
4,750,000	5.000		04/09/27	4,767,480
400,000	2.700		08/20/27	391,904
775,000	3.850		01/05/28	766,514
1,705,000	5.850		04/06/30	1,761,589
3,245,000	5.450		07/15/30	3,311,230

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – (continued)
$266,000	5.750%		02/08/31	$ 274,243
1,088,000	3.100		01/12/32	984,901
449,000	5.950		04/04/34	464,746
351,000	5.450		09/06/34	351,670
Hyundai Capital America(b)
1,450,000	5.600		03/30/28	1,469,836
440,000	4.500		09/18/30	431,763
980,000	4.550		01/08/31	963,164

				28,418,798

Banks – 21.6%
Banco Santander SA
1,200,000	5.565		01/17/30	1,229,616
1,600,000	6.921		08/08/33	1,738,832
(1 yr. CMT + 1.600%)
400,000	3.225	(a)(c)	11/22/32	361,984
Bank of America Corp.(a)(c) (3 mo. USD Term SOFR + 1.252%)
3,925,000	2.496		02/13/31	3,627,603
(3 mo. USD Term SOFR + 1.302%)
968,000	3.419		12/20/28	951,699
(3 mo. USD Term SOFR + 1.332%)
5,356,000	3.970		03/05/29	5,298,905
(3 mo. USD Term SOFR + 1.572%)
1,950,000	4.271		07/23/29	1,934,692
(5 yr. CMT + 1.200%)
1,025,000	2.482		09/21/36	894,907
(Secured Overnight Financing Rate + 1.130%)
1,930,000	5.045		02/06/37	1,900,645
(Secured Overnight Financing Rate + 1.330%)
675,000	2.972		02/04/33	609,323
(Secured Overnight Financing Rate + 1.570%)
1,615,000	5.819		09/15/29	1,652,565
(Secured Overnight Financing Rate + 1.630%)
1,210,000	5.202		04/25/29	1,221,374
(Secured Overnight Financing Rate + 1.738%)
2,395,000	5.518		10/25/35	2,407,262
(Secured Overnight Financing Rate + 1.830%)
6,565,000	4.571		04/27/33	6,439,018
Bank of Montreal(a)(c) (Secured Overnight Financing Rate + 1.208%)
690,000	5.298		06/02/37	690,614
Bank of Nova Scotia (a)(c) (5 yr. CMT + 4.389%)
1,300,000	8.625		10/27/82	1,352,065
Barclays PLC(a)
6,625,000	4.836		05/09/28	6,630,366
(Secured Overnight Financing Rate + 1.080%)
1,605,000	4.476	(c)	11/11/29	1,593,893
(Secured Overnight Financing Rate + 1.560%)
1,135,000	4.942	(c)	09/10/30	1,137,293
(Secured Overnight Financing Rate + 1.590%)
1,235,000	5.785	(c)	02/25/36	1,258,008
BNP Paribas SA(a)(b)(c) (1 yr. CMT + 1.500%)
1,680,000	5.335		06/12/29	1,698,749

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.507%)
$370,000	3.052%		01/13/31	$ 347,637
(Secured Overnight Financing Rate + 1.920%)
1,275,000	5.906		11/19/35	1,298,269
BPCE SA(b)
1,350,000	4.625		09/12/28	1,346,355
Capital One NA(a)
1,500,000	4.650		09/13/28	1,502,535
Citigroup, Inc.(a)(c)
(3 mo. USD Term SOFR + 1.825%)
1,973,000	3.887		01/10/28	1,966,351
(3 mo. USD Term SOFR + 4.779%)
1,405,000	6.250		08/15/26	1,405,281
(5 yr. CMT + 1.730%)
830,000	5.411		09/19/39	821,468
(5 yr. CMT + 2.572%)
1,480,000	6.750		02/15/30	1,501,652
(5 yr. CMT + 3.001%)
700,000	6.625		02/15/31	711,977
(Secured Overnight Financing Rate + 1.167%)
1,915,000	2.561		05/01/32	1,721,700
(Secured Overnight Financing Rate + 1.171%)
3,025,000	4.503		09/11/31	2,984,616
(Secured Overnight Financing Rate + 1.422%)
1,025,000	2.976		11/05/30	968,123
(Secured Overnight Financing Rate + 2.338%)
1,645,000	6.270		11/17/33	1,753,422
Citizens Financial Group, Inc.(a)(c)
(Secured Overnight Financing Rate + 1.259%)
440,000	5.253		03/05/31	444,523
(Secured Overnight Financing Rate + 2.010%)
3,075,000	5.841		01/23/30	3,150,337
Fifth Third Bancorp(a)(c)
(Secured Overnight Financing Rate + 1.240%)
705,000	5.141		01/29/37	692,550
(Secured Overnight Financing Rate + 1.486%)
782,000	4.895		09/06/30	783,079
(Secured Overnight Financing Rate + 2.340%)
303,000	6.339		07/27/29	312,999
First Horizon Corp.(a)(c) (Secured Overnight Financing Rate + 1.766%)
580,000	5.514		03/07/31	587,186
HSBC Bank USA NA
800,000	5.625		08/15/35	822,360
HSBC Holdings PLC
600,000	7.625		05/17/32	661,644
(5 yr. CMT + 2.513%)
875,000	6.750	(a)(c)	11/18/32	880,845
Huntington Bancshares, Inc.(a)(c)
(5 yr. CMT + 1.700%)
185,000	6.141		11/18/39	188,891
(Secured Overnight Financing Rate + 1.276%)
1,590,000	5.272		01/15/31	1,608,380
(Secured Overnight Financing Rate + 1.870%)
2,685,000	5.709		02/02/35	2,747,695

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 2.020%)
$3,035,000	6.208%	08/21/29	$ 3,124,108
ING Groep NV(a)(c) (Secured Overnight Financing Rate + 1.440%)
1,620,000	5.335	03/19/30	1,645,369
Intesa Sanpaolo SpA(a)(b)(c) (1 yr. CMT + 0.950%)
1,135,000	5.200	06/29/32	1,138,745
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.622%)
875,000	3.882	07/24/38	773,255
(3 mo. USD Term SOFR + 2.515%)
3,650,000	2.956	05/13/31	3,407,603
(Secured Overnight Financing Rate + 0.840%)
1,340,000	4.347	01/22/32	1,312,517
(Secured Overnight Financing Rate + 1.070%)
1,405,000	4.898	01/22/37	1,368,863
(Secured Overnight Financing Rate + 1.190%)
1,010,000	4.810	10/22/36	981,205
(Secured Overnight Financing Rate + 1.300%)
905,000	5.193	02/05/37	891,778
(Secured Overnight Financing Rate + 1.635%)
1,445,000	5.576	07/23/36	1,468,178
(Secured Overnight Financing Rate + 1.680%)
1,550,000	5.572	04/22/36	1,593,648
(Secured Overnight Financing Rate + 1.800%)
1,724,000	4.586	04/26/33	1,696,761
M&T Bank Corp.(a)(c)
(3 mo. USD Term SOFR + 3.782%)
895,000	5.125	11/01/26	891,930
(5 yr. CMT + 1.430%)
1,225,000	5.400	07/30/35	1,223,640
(Secured Overnight Financing Rate + 1.400%)
620,000	5.179	07/08/31	624,582
(Secured Overnight Financing Rate + 1.610%)
1,670,000	5.385	01/16/36	1,669,382
(Secured Overnight Financing Rate + 2.260%)
3,355,000	6.082	03/13/32	3,500,875
Macquarie Group Ltd. (a)(b)(c) (3 mo. USD Term SOFR + 1.634%)
1,900,000	3.763	11/28/28	1,874,464
Morgan Stanley(a)(c)
1,145,000	3.971	07/22/38	1,004,657
(Secured Overnight Financing Rate + 0.950%)
455,000	4.493	01/16/32	446,141
(Secured Overnight Financing Rate + 1.314%)
1,260,000	4.892	10/22/36	1,220,222
(Secured Overnight Financing Rate + 1.360%)
725,000	2.484	09/16/36	629,155
(Secured Overnight Financing Rate + 1.590%)
1,645,000	5.164	04/20/29	1,657,913
(Secured Overnight Financing Rate + 1.630%)
6,385,000	5.449	07/20/29	6,469,984
(Secured Overnight Financing Rate + 2.076%)
1,606,000	4.889	07/20/33	1,593,650
Morgan Stanley Private Bank NA(a)(c) (Secured Overnight Financing Rate + 1.080%)
1,650,000	4.734	07/18/31	1,642,641

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
NatWest Group PLC(a)(c) (1 yr. CMT + 1.050%)
$380,000	5.115%	05/23/31	$ 382,227
Norinchukin Bank(b)
760,000	4.683	03/10/31	748,836
Pinnacle Financial Partners, Inc.(a)(c) (Secured Overnight Financing Rate + 1.700%)
450,000	5.596	05/19/32	451,251
PNC Financial Services Group, Inc. (a)(c) (Secured Overnight Financing Rate + 1.599%)
1,170,000	5.401	07/23/35	1,185,210
Regions Financial Corp.(a)(c) (Secured Overnight Financing Rate +
1.490%)
1,975,000	5.722	06/06/30	2,026,152
Santander U.K. Group Holdings PLC(a)(c) (3 mo. USD Term SOFR + 1.400%)
325,000	3.823	11/03/28	321,380
(Secured Overnight Financing Rate + 1.070%)
420,000	4.320	09/22/29	415,762
Shinhan Bank Co. Ltd.(b)
260,000	4.500	04/12/28	259,847
State Street Corp.(a)(c) (5 yr. CMT + 2.135%)
1,375,000	6.450	09/15/30	1,402,074
Sumitomo Mitsui Trust Group, Inc.(a)(b)(c) (Secured Overnight Financing Rate + 1.650%)
695,000	5.416	09/11/36	682,900
Truist Financial Corp.(a)(c)
(Secured Overnight Financing Rate + 1.395%)
1,428,000	4.964	10/23/36	1,388,402
(Secured Overnight Financing Rate + 1.414%)
700,000	5.281	04/23/37	693,133
(Secured Overnight Financing Rate + 1.620%)
837,000	5.435	01/24/30	851,120
(Secured Overnight Financing Rate + 1.922%)
2,810,000	5.711	01/24/35	2,894,131
(Secured Overnight Financing Rate + 2.361%)
1,055,000	5.867	06/08/34	1,097,348
U.S. Bancorp(a)(c) (Secured Overnight Financing Rate + 2.020%)
1,260,000	5.775	06/12/29	1,286,687
UBS Group AG(a)(b)(c) (5 yr. CMT + 4.758%)
405,000	9.250	11/13/33	467,435
(5 yr. USD SOFR ICE Swap + 3.240%)
455,000	6.625	01/08/31	455,705
(Secured Overnight Financing Rate + 1.290%)
1,395,000	4.844	11/06/33	1,370,197
(Secured Overnight Financing Rate + 1.730%)
1,260,000	3.091	05/14/32	1,156,189
(Secured Overnight Financing Rate + 1.760%)
615,000	5.580	05/09/36	626,070
Wells Fargo & Co.(a)(c)
(3 mo. USD Term SOFR + 1.572%)
498,000	3.584	05/22/28	493,896
(5 yr. CMT + 2.340%)
175,000	6.125	06/15/31	177,163

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 0.740%)
$2,000,000	4.182%	01/23/30	$ 1,973,880
(Secured Overnight Financing Rate + 1.340%)
1,380,000	4.892	09/15/36	1,346,728
(Secured Overnight Financing Rate + 1.510%)
1,325,000	3.526	03/24/28	1,315,500
(Secured Overnight Financing Rate + 2.100%)
2,378,000	4.897	07/25/33	2,360,831
Wells Fargo Bank NA
824,000	5.950	08/26/36	864,648

			148,385,256

Beverages(a) – 1.7%
Bacardi Ltd.(b)
2,275,000	4.700	05/15/28	2,269,017
700,000	5.300	05/15/48	623,462
Bacardi Ltd./Bacardi-Martini BV(b)
1,075,000	5.900	06/15/43	1,043,943
Constellation Brands, Inc.
450,000	4.350	05/09/27	449,743
350,000	4.650	11/15/28	350,150
455,000	4.800	01/15/29	456,188
477,000	4.800	05/01/30	478,417
JDE Peet’s NV(b)
1,970,000	2.250	09/24/31	1,704,267
Maple Parent Holdings Corp.(b)
3,000,000	5.700	03/26/36	3,036,420
Pernod Ricard International Finance LLC(b)
1,107,000	1.625	04/01/31	956,714

			11,368,321

Biotechnology(a) – 0.2%
Royalty Pharma PLC
739,000	2.200	09/02/30	667,546
761,000	5.400	09/02/34	767,149

			1,434,695

Building Materials(a) – 0.1%
Cemex SAB de CV
390,000	5.750	06/05/36	388,635
Owens Corning
422,000	5.950	06/15/54	428,756

			817,391

Chemicals(a) – 0.0%
DuPont de Nemours, Inc.
76,000	5.319	11/15/38	75,020
International Flavors & Fragrances, Inc.(b)
190,000	2.300	11/01/30	171,335

			246,355

Commercial Services – 1.2%
Ashtead Capital, Inc.(a)(b)
925,000	1.500	08/12/26	920,264
525,000	2.450	08/12/31	463,003

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
$456,000	5.800%		04/15/34	$ 464,181
DP World Ltd.
360,000	5.625		09/25/48	334,890
Experian Finance U.S., Inc.(a)(b)
825,000	5.350		08/24/36	821,576
Global Payments, Inc.(a)
1,150,000	4.450		06/01/28	1,140,248
1,020,000	5.550		11/15/35	988,196
GXO Logistics, Inc.(a)
2,573,000	2.650		07/15/31	2,280,604
887,000	6.500		05/06/34	929,337

				8,342,299

Computers – 0.6%
Dell International LLC/EMC Corp.(a)
1,325,000	4.900		10/01/26	1,325,490
Dell, Inc.
2,075,000	7.100		04/15/28	2,167,981
Hewlett Packard Enterprise Co.(a)
105,000	5.000		10/15/34	102,918
NetApp, Inc.(a)
705,000	5.500		03/17/32	719,868

				4,316,257

Diversified Financial Services – 6.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
725,000	6.450		04/15/27	734,222
4,025,000	4.625		10/15/27	4,026,852
775,000	3.000		10/29/28	746,348
920,000	5.375		12/15/31	935,520
1,870,000	4.750		01/15/33	1,827,850
Aircastle Ltd./Aircastle Ireland DAC(a)(b)
478,000	5.250		03/15/30	480,691
695,000	5.000		09/15/30	691,747
Ally Financial, Inc.(a)
2,610,000	4.750		06/09/27	2,616,081
1,575,000	2.200		11/02/28	1,487,162
(Secured Overnight Financing Rate + 1.960%)
407,000	5.737	(c)	05/15/29	412,531
Aviation Capital Group LLC(a)(b)
655,000	5.375		07/15/29	662,644
530,000	4.875		01/28/33	514,874
Avolon Holdings Funding Ltd.(a)(b)
1,450,000	3.250		02/15/27	1,438,821
1,125,000	4.950		10/15/32	1,097,483
Capital One Financial Corp.(a)(c)
(Secured Overnight Financing Rate + 1.990%)
2,125,000	5.884		07/26/35	2,184,776
(Secured Overnight Financing Rate + 2.036%)
430,000	6.183		01/30/36	440,711
(Secured Overnight Financing Rate + 2.600%)
1,590,000	5.247		07/26/30	1,606,854
(Secured Overnight Financing Rate + 3.070%)
1,165,000	7.624		10/30/31	1,277,830

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Compute Financing LLC(d)
$14,425,000	0.000%		06/15/34	$ 14,382,252
Intercontinental Exchange, Inc.(a)
350,000	3.625		09/01/28	343,543
Jefferies Financial Group, Inc.(a)
720,000	6.200		04/14/34	736,920
Macquarie Airfinance Holdings Ltd.(a)(b)
1,267,000	5.200		03/27/28	1,269,838
135,000	6.400		03/26/29	138,938
Sumisho Air Lease Corp.(a)
325,000	3.625		04/01/27	322,732
3,895,000	4.850	(b)	03/24/31	3,853,557
2,145,000	5.500	(b)	03/24/36	2,136,484

				46,367,261

Electrical – 4.1%
American Electric Power Co., Inc.(a)
350,000	2.300		03/01/30	321,636
Dominion Energy, Inc.(a)
925,000	3.375		04/01/30	883,190
DTE Energy Co.(a)
4,311,000	4.875		06/01/28	4,330,356
Duquesne Light Holdings, Inc.(a)(b)
1,075,000	2.532		10/01/30	963,619
ITC Holdings Corp.(a)(b)
673,000	2.950		05/14/30	627,626
NextEra Energy Capital Holdings, Inc.(a)
1,605,000	1.900		06/15/28	1,526,837
(5 yr. CMT + 1.685%)
600,000	6.625	(c)	10/01/66	609,108
Pacific Gas & Electric Co.(a)
1,700,000	3.300		03/15/27	1,684,802
2,075,000	2.100		08/01/27	2,019,929
480,000	5.000		06/04/28	482,558
950,000	6.400		06/15/33	1,005,376
650,000	6.950		03/15/34	708,767
675,000	5.800		05/15/34	690,120
1,594,000	5.700		03/01/35	1,609,621
330,000	5.600		08/15/36	329,980
Progress Energy, Inc.
800,000	7.000		10/30/31	876,288
Sempra(a)
1,125,000	3.800		02/01/38	954,799
Southern California Edison Co.(a)
1,325,000	4.200		03/01/29	1,304,476
275,000	4.050		03/15/42	218,100
Vistra Operations Co. LLC(a)(b)
975,000	4.300		07/15/29	955,188
1,190,000	4.700		01/31/31	1,166,141
1,030,000	5.250		10/15/35	1,001,139
1,400,000	5.550		04/30/36	1,392,636
Xcel Energy, Inc.(a)
2,380,000	3.350		12/01/26	2,371,456

				28,033,748

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electronics(a) – 0.2%
Allegion U.S. Holding Co., Inc.
$460,000	5.600%		05/29/34	$ 469,637
Keysight Technologies, Inc.
51,000	5.350		07/30/30	51,961
Tyco Electronics Group SA
580,000	4.500		02/09/31	575,911

				1,097,509

Engineering & Construction(a) – 0.2%
MasTec, Inc.
551,000	5.900		06/15/29	566,792
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	234,120
800,000	5.500		07/31/47	685,080
220,000	5.500	(b)	07/31/47	188,397

				1,674,389

Entertainment(a)(b) – 0.2%
Flutter Treasury DAC
1,235,000	5.875		06/04/31	1,230,332

Food & Drug Retailing(a) – 1.7%
Campbell’s Co.
1,270,000	4.550		03/21/31	1,235,837
314,000	5.400		03/21/34	309,560
1,540,000	4.750		03/23/35	1,437,513
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	928,225
Mars, Inc.(b)
375,000	4.800		03/01/30	376,102
7,075,000	5.000		03/01/32	7,122,615
Sysco Corp.
150,000	6.600		04/01/40	162,461

				11,572,313

Food Service(a)(b) – 0.2%
Sodexo, Inc.
1,217,000	5.150		08/15/30	1,224,704

Forest Products & Paper(a) – 0.1%
Suzano Netherlands BV
360,000	5.500		01/15/36	350,230

Hand/Machine Tools(a) – 0.3%
Regal Rexnord Corp.
2,054,000	6.300		02/15/30	2,142,034

Healthcare Providers & Services – 3.9%
Augusta SpinCo Corp.(a)
755,000	4.945		03/23/33	749,624
CommonSpirit Health
150,000	4.350		11/01/42	129,806
510,000	6.461	(a)	11/01/52	547,364
Elevance Health, Inc.(a)
1,630,000	4.600		09/15/32	1,597,856
HCA, Inc.(a)
8,984,000	3.500		09/01/30	8,516,113

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Humana, Inc.(a)
$345,000	5.375%	04/15/31	$ 349,733
Icon Investments Six DAC(a)
2,275,000	5.849	05/08/29	2,323,139
IQVIA, Inc.(a)
1,140,000	6.250	02/01/29	1,178,692
Medline Borrower LP/Medline Co-Issuer, Inc. (a)(b)
667,000	6.250	04/01/29	681,387
Novant Health, Inc.(a)
710,000	3.168	11/01/51	468,672
Revvity, Inc.(a)
1,405,000	1.900	09/15/28	1,322,105
1,200,000	3.300	09/15/29	1,146,000
Solventum Corp.(a)
1,311,000	5.400	03/01/29	1,333,274
4,605,000	5.600	03/23/34	4,711,514
STERIS Irish FinCo UnLtd Co.(a)
218,000	2.700	03/15/31	198,153
UnitedHealth Group, Inc.(a)
500,000	3.050	05/15/41	377,220
925,000	6.050	02/15/63	942,788

			26,573,440

Insurance – 0.6%
American International Group, Inc.(a)
420,000	4.850	05/07/30	421,999
Arch Capital Finance LLC(a)
400,000	4.011	12/15/26	399,468
Arthur J Gallagher & Co.(a)
1,378,000	5.150	02/15/35	1,368,437
Hartford Insurance Group, Inc.
200,000	6.625	04/15/42	215,384
Sompo Holdings, Inc.(a)(b)(c) (1 yr. CMT + 2.130%)
905,000	5.411	04/22/37	887,588
Willis North America, Inc.(a)
700,000	2.950	09/15/29	662,403

			3,955,279

Internet(a) – 1.7%
Booking Holdings, Inc.
955,000	5.375	05/07/36	954,551
Expedia Group, Inc.
196,000	2.950	03/15/31	180,053
3,950,000	5.400	02/15/35	3,911,053
1,430,000	5.500	04/15/36	1,416,029
Meta Platforms, Inc.
1,300,000	4.600	11/15/32	1,278,381
1,225,000	4.875	11/15/35	1,191,986
Uber Technologies, Inc.
1,600,000	4.150	01/15/31	1,562,272
1,275,000	4.800	09/15/34	1,248,098

			11,742,423

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies – 2.3%
Apollo Debt Solutions BDC(a)
$1,375,000	5.200	%(b)	12/08/28	$ 1,353,041
924,000	6.550		03/15/32	931,595
ARES Capital Corp.
1,350,000	7.000		01/15/27	1,364,161
870,000	5.550	(a)	01/15/30	864,998
Blackstone Private Credit Fund(a)
3,800,000	2.625		12/15/26	3,758,086
125,000	3.250		03/15/27	123,220
512,000	5.050		09/10/30	490,214
Blackstone Secured Lending Fund(a)
3,000,000	2.125		02/15/27	2,942,970
282,000	5.300		06/30/30	274,217
Blue Owl Credit Income Corp.(a)
1,325,000	7.750		09/16/27	1,354,243
1,463,000	5.800		03/15/30	1,425,445
JAB Holdings BV(a)(b)
700,000	2.200		11/23/30	626,451

				15,508,641

Iron/Steel – 0.5%
POSCO(b)
240,000	5.750		01/17/28	243,374
Steel Dynamics, Inc.(a)
1,950,000	1.650		10/15/27	1,880,463
Vale Overseas Ltd.(a)
1,520,000	6.400		06/28/54	1,548,880

				3,672,717

Leisure Time(a) – 0.6%
Royal Caribbean Cruises Ltd.
850,000	6.250	(b)	03/15/32	869,321
1,525,000	6.000	(b)	02/01/33	1,545,877
395,000	5.375		01/15/36	392,081
1,160,000	5.250		02/27/38	1,122,265

				3,929,544

Lodging(a) – 1.9%
Choice Hotels International, Inc.
3,624,000	3.700		01/15/31	3,420,186
4,012,000	5.850		08/01/34	4,075,430
Hyatt Hotels Corp.
1,963,000	5.500		06/30/34	1,986,595
Las Vegas Sands Corp.
430,000	5.625		06/15/28	435,154
160,000	6.000		06/14/30	164,369
Marriott International, Inc.
1,350,000	5.550		10/15/28	1,376,689
675,000	4.650		12/01/28	675,398
325,000	4.800		03/15/30	326,346
750,000	5.500		04/15/37	756,825

				13,216,992

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(a) – 0.1%
AGCO Corp.
$805,000	5.800%		03/21/34	$ 820,070

Media – 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,050,000	3.750		02/15/28	1,029,200
6,750,000	4.200		03/15/28	6,660,427
256,000	6.650		02/01/34	262,582
800,000	6.550		06/01/34	816,280
625,000	6.384		10/23/35	624,075
Comcast Corp.(a)
475,000	3.750		04/01/40	379,862
News Corp.(a)(b)
2,096,000	3.875		05/15/29	2,032,952
Space Exploration Technologies Corp.(a)(b)
2,650,000	5.875		07/15/36	2,614,914
Time Warner Cable Enterprises LLC
700,000	8.375		07/15/33	776,643
Time Warner Cable LLC(a)
675,000	5.875		11/15/40	604,301
Videotron Ltd.(a)(b)
1,659,000	5.700		01/15/35	1,664,043

				17,465,279

Mining(b) – 0.4%
Glencore Finance Canada Ltd.
525,000	5.550		10/25/42	509,586
Glencore Funding LLC(a)
1,075,000	4.000		03/27/27	1,071,033
925,000	2.850		04/27/31	842,860
725,000	2.625		09/23/31	647,954

				3,071,433

Oil Field Services – 1.6%
Continental Resources, Inc.(a)
25,000	4.375		01/15/28	24,836
925,000	5.750	(b)	01/15/31	941,419
Marathon Petroleum Corp.(a)
2,095,000	3.800		04/01/28	2,068,058
Occidental Petroleum Corp.
2,500,000	8.875	(a)	07/15/30	2,817,200
1,030,000	5.375	(a)	01/01/32	1,050,600
575,000	5.550	(a)	10/01/34	588,110
350,000	6.450		09/15/36	375,252
Ovintiv, Inc.
1,025,000	8.125		09/15/30	1,142,998
Reliance Industries Ltd.(b)
890,000	3.625		01/12/52	633,983
Saudi Arabian Oil Co.
1,100,000	3.500		04/16/29	1,060,844

				10,703,300

Packaging(a) – 0.2%
Berry Global, Inc.
1,225,000	1.650		01/15/27	1,205,461

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – 2.2%
Cardinal Health, Inc.
$575,000	4.500%		09/15/30	$ 569,785
335,000	5.450		02/15/34	341,961
1,990,000	5.350		11/15/34	2,014,159
Cigna Group
3,906,000	4.800		08/15/38	3,699,880
CVS Health Corp.
1,125,000	4.875		07/20/35	1,090,035
1,250,000	5.450		09/15/35	1,266,263
6,664,000	4.780		03/25/38	6,247,100

				15,229,183

Pipelines – 1.9%
Enbridge, Inc.(a)
40,000	6.200		11/15/30	42,073
Energy Transfer LP(a)
300,000	5.500		06/01/27	301,971
354,000	4.950		05/15/28	355,951
650,000	7.375	(b)	02/01/31	668,999
1,472,000	6.550		12/01/33	1,592,557
456,000	5.150		03/15/45	406,159
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625		03/31/36	174,714
Kinder Morgan Energy Partners LP
1,100,000	7.750		03/15/32	1,251,382
MPLX LP(a)
950,000	4.500		04/15/38	860,367
520,000	5.500		02/15/49	479,211
ONEOK, Inc.(a)
2,618,000	5.550		11/01/26	2,626,221
2,245,000	4.550		07/15/28	2,241,745
Valero Energy Partners LP(a)
675,000	4.500		03/15/28	674,467
Williams Cos., Inc.(a)
1,050,000	4.650		08/15/32	1,034,313

				12,710,130

Real Estate(a) – 0.1%
CBRE Services, Inc.
450,000	5.500		04/01/29	459,176
485,000	5.950		08/15/34	505,462

				964,638

Real Estate Investment Trust(a) – 4.3%
Agree LP
295,000	4.800		10/01/32	291,398
695,000	5.625		06/15/34	713,000
430,000	5.600		06/15/35	440,797
American Homes 4 Rent LP
710,000	4.950		06/15/30	711,342
225,000	2.375		07/15/31	198,878
275,000	5.250		03/15/35	273,826
Cousins Properties LP
1,350,000	5.250		07/15/30	1,363,756
1,782,000	5.375		02/15/32	1,807,554

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
$590,000	4.875%	03/01/33	$ 574,318
1,863,000	5.875	10/01/34	1,907,656
Crown Castle, Inc.
6,225,000	4.000	03/01/27	6,204,644
Essential Properties LP
870,000	5.400	12/01/35	862,622
830,000	5.375	07/15/36	819,152
Essex Portfolio LP
1,925,000	3.000	01/15/30	1,815,410
Extra Space Storage LP
1,408,000	2.550	06/01/31	1,262,441
430,000	4.950	01/15/33	425,661
GLP Capital LP/GLP Financing II, Inc.
830,000	6.750	12/01/33	878,489
Healthcare Realty Holdings LP
875,000	2.050	03/15/31	762,746
Healthpeak OP LLC
381,000	5.375	02/15/35	383,396
Highwoods Realty LP
635,000	5.350	01/15/33	631,342
1,585,000	7.650	02/01/34	1,770,572
Host Hotels & Resorts LP
350,000	4.250	12/15/28	346,171
860,000	5.700	06/15/32	884,209
480,000	5.700	07/01/34	489,984
Invitation Homes Operating Partnership LP
600,000	2.300	11/15/28	568,062
305,000	5.450	08/15/30	310,109
Kilroy Realty LP
670,000	6.250	01/15/36	679,621
NNN REIT, Inc.
870,000	5.600	10/15/33	894,395
Phillips Edison Grocery Center Operating Partnership I LP
465,000	4.750	03/15/33	455,840
415,000	5.750	07/15/34	429,019
425,000	4.950	01/15/35	415,926
WP Carey, Inc.
50,000	2.400	02/01/31	44,931

			29,617,267

Retailing(a) – 1.5%
7-Eleven, Inc.(b)
1,586,000	1.800	02/10/31	1,379,455
AutoNation, Inc.
1,425,000	4.750	06/01/30	1,413,671
1,525,000	2.400	08/01/31	1,342,320
2,326,000	5.890	03/15/35	2,373,358
Dollar General Corp.
1,178,000	3.500	04/03/30	1,123,965
2,075,000	5.450	07/05/33	2,108,512
Ferguson Enterprises, Inc.
405,000	4.350	03/15/31	397,710

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
O’Reilly Automotive, Inc.
$455,000	5.100%		03/12/36	$ 450,691

				10,589,682

Savings & Loans(a)(b)(c) – 0.5%
Nationwide Building Society
(3 mo. USD Term SOFR + 1.855%)
2,525,000	3.960		07/18/30	2,458,946
(Secured Overnight Financing Rate + 1.650%)
845,000	5.537		07/14/36	851,143

				3,310,089

Semiconductors(a) – 1.7%
Broadcom, Inc.
1,555,000	5.200		07/15/35	1,560,194
764,000	3.137	(b)	11/15/35	648,025
1,380,000	4.950		01/15/36	1,355,877
Kioxia Holdings Corp(b)
2,593,000	6.250		07/24/30	2,675,483
2,310,000	6.625		07/24/33	2,420,117
NXP BV/NXP Funding LLC/NXP USA, Inc.
525,000	4.400		06/01/27	524,680
1,435,000	2.650		02/15/32	1,270,621
1,301,000	5.000		01/15/33	1,296,746

				11,751,743

Software(a) – 8.5%
AppLovin Corp.
782,000	5.125		12/01/29	787,755
4,976,000	5.375		12/01/31	5,042,828
2,387,000	5.500		12/01/34	2,406,048
Constellation Software, Inc.(b)
2,055,000	5.461		02/16/34	2,012,749
Electronic Arts, Inc.
4,191,000	2.950		02/15/51	3,234,278
Fidelity National Information Services, Inc.
1,285,000	4.800		03/10/31	1,271,148
Fiserv, Inc.
75,000	5.250		08/11/35	73,084
MSCI, Inc.(b)
3,500,000	4.000		11/15/29	3,389,645
2,795,000	3.875		02/15/31	2,646,446
2,125,000	3.625		11/01/31	1,969,960
700,000	3.250		08/15/33	615,769
Oracle Corp.
2,020,000	4.800		09/26/32	1,922,010
1,725,000	5.350		05/04/33	1,675,337
2,270,000	4.700		09/27/34	2,080,183
2,275,000	5.500		08/03/35	2,176,925
3,160,000	5.200		09/26/35	2,957,476
1,790,000	5.700		02/04/36	1,735,602
425,000	3.600		04/01/40	309,940
2,900,000	6.550		02/04/46	2,735,541
950,000	4.000		11/15/47	632,671
2,775,000	6.900		11/09/52	2,660,947

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Paychex, Inc.
$4,175,000	5.100%	04/15/30	$ 4,209,611
276,000	5.350	04/15/32	279,279
ROBLOX Corp.(b)
1,450,000	3.875	05/01/30	1,371,076
Salesforce, Inc.
2,870,000	4.900	09/15/31	2,863,313
3,493,000	5.550	03/15/36	3,483,115
865,000	6.550	03/15/56	865,882
Synopsys, Inc.
1,325,000	4.850	04/01/30	1,327,319
867,000	5.000	04/01/32	868,535
VMware LLC
1,075,000	1.800	08/15/28	1,016,681

			58,621,153

Sovereign(a)(b) – 0.3%
Eagle Funding Luxco SARL
1,990,000	5.500	08/17/30	1,993,012

Telecommunication Services – 2.8%
AT&T, Inc.(a)
175,000	4.900	08/15/37	166,646
Beacon Point DC LLC(a)(b)
1,580,000	6.129	11/30/42	1,596,242
British Telecommunications Ltd.
1,415,000	9.625	12/15/30	1,672,544
NTT Finance Corp.(a)(b)
987,000	5.171	07/16/32	986,250
934,000	5.502	07/16/35	939,268
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC (a)(b)
4,025,000	5.700	04/15/36	3,826,044
Rogers Communications, Inc.(a)
2,628,000	3.800	03/15/32	2,447,956
T-Mobile USA, Inc.(a)
2,191,000	3.875	04/15/30	2,123,232
380,000	2.875	02/15/31	349,577
2,725,000	3.500	04/15/31	2,572,563
Verizon Communications, Inc.(a)
475,000	3.150	03/22/30	451,122
2,300,000	2.550	03/21/31	2,088,078

			19,219,522

Trucking & Leasing(a)(b) – 1.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3,675,000	4.400	07/01/27	3,667,907
525,000	5.875	11/15/27	532,838
836,000	5.250	07/01/29	846,183

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(a)(b) – (continued)
SMBC Aviation Capital Finance DAC
	$2,105,000	5.250%		11/26/35	$ 2,071,594

					7,118,522

TOTAL CORPORATE OBLIGATIONS (Cost $627,199,206)					$622,743,662

Sovereign Debt Obligations – 2.1%
Euro – 0.4%
Indonesia Government International Bonds(a)
EUR	610,000	4.100%		03/04/34	$ 686,531
Mexico Government International Bonds(a)
	130,000	1.350		09/18/27	144,967
	1,152,000	1.450		10/25/33	1,073,106
Peru Government International Bonds(a)
	100,000	1.250		03/11/33	98,027
Philippines Government International Bonds
	450,000	0.700		02/03/29	481,392
Romania Government International Bonds(b)
	90,000	2.124		07/16/31	91,510

					2,575,533

United States Dollar – 1.7%
Chile Government International Bonds
	$150,000	3.625		10/30/42	121,050
	200,000	3.500	(a)	01/25/50	145,550
Export-Import Bank of Korea
	390,000	5.125		01/11/33	402,987
Hungary Government International Bonds
	470,000	3.125	(b)	09/21/51	302,271
	640,000	6.750		09/23/55	698,509
Mexico Government International Bonds(a)
	2,540,000	3.250		04/16/30	2,375,408
	570,000	5.625		02/09/34	560,994
	802,000	3.500		02/12/34	683,673
	400,000	6.750		02/09/56	392,800
	1,199,000	3.771		05/24/61	718,920
	440,000	3.750		04/19/71	252,340
Panama Government International Bonds(a)
	380,000	2.252		09/29/32	319,941
	650,000	6.853		03/28/54	700,537
	200,000	3.870		07/23/60	138,120
	390,000	4.500		01/19/63	300,105
Peru Government International Bonds(a)
	630,000	5.500		03/30/36	637,018
	430,000	2.780		12/01/60	235,378
Philippines Government International Bonds
	210,000	2.650		12/10/45	134,138
Republic of Poland Government International Bonds(a)
	570,000	5.125		09/18/34	573,614
	700,000	5.500		03/18/54	666,099
Romania Government International Bonds
	160,000	3.000	(b)	02/27/27	157,800

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
$70,000	6.375%	01/30/34	$ 70,980
600,000	5.750 (b)	07/04/36	574,650
560,000	6.125	01/22/44	532,700
State of Israel
400,000	3.800	05/13/60	270,464

			11,966,046

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $16,296,639)			$ 14,541,579

Municipal Debt Obligations – 0.4%
California – 0.1%
California State GO Bonds Build America Taxable Series 2009
$455,000	7.300%	10/01/39	$ 519,206

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
1,125,000	6.630	02/01/35	1,175,317
Illinois State GO Bonds Taxable-Pension Series 2003
797,386	5.100	06/01/33	805,551

			1,980,868

Pennsylvania – 0.0%
Pennsylvania Commonwealth Financing Authority RB (Taxable) Series A
335,000	2.991	06/01/42	257,548

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,705,770)			$ 2,757,622

U.S. Treasury Obligations – 0.2%
U.S. Treasury Bonds
$1,160,000	4.750%	11/15/53	$ 1,122,300
(Cost $1,190,067)

Shares	Description		Value

Exchange Traded Funds(e) – 0.3%
47,366	Goldman Sachs Corporate Bond ETF		$ 2,396,544
(Cost $2,412,441)

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Shares	Dividend Rate		Value

Investment Company(e) – 1.2%
Goldman Sachs Central Government Fund — Institutional Shares
8,522,264	3.703%		$ 8,522,264
(Cost $8,522,264)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 94.9% (Cost $658,326,387)			$652,083,971

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b)(f) – 1.8%
Commercial Paper(b)(f) – 1.8%
Charles Schwab Corp.
$3,000,000	0.000%	12/08/26	$ 2,946,892
Energy Transfer LP
2,700,000	0.000	07/01/26	2,699,709
Evergy Missouri West, Inc.
1,749,000	0.000	07/01/26	1,748,812
Targa Resources Corp.
4,558,000	0.000	07/01/26	4,557,498

TOTAL SHORT-TERM INVESTMENTS (Cost $11,952,867)			$ 11,952,911

TOTAL INVESTMENTS – 96.7% (Cost $670,279,254)			$664,036,882

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%			22,840,408

NET ASSETS – 100.0%			$686,877,290

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Represents an affiliated issuer.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	2,632,865	EUR	2,261,356	08/19/26	$43,606

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	26	09/21/26	$2,857,156	$(5,953)
20 Year U.S. Treasury Bonds	574	09/21/26	65,149,000	1,420,424
Ultra Long U.S. Treasury Bonds	630	09/21/26	73,178,438	2,022,801

Total				$3,437,272

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
3 Month SOFR	(125)	03/16/27	$(29,987,500)	$(15,439)
5 Year U.S. Treasury Notes	(28)	09/30/26	(2,997,313)	(378)
Ultra 10-Year U.S. Treasury Notes	(219)	09/21/26	(24,630,656)	(148,285)

Total				$(164,102)

TOTAL FUTURES CONTRACTS				$3,273,170

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.429%(b)	12M SOFR(b)	04/22/28		$5,960	$34,732	$25,165	$9,567
3.416(b)	12M SOFR(b)	04/22/28		7,470	44,491	10,451	34,040
3.927(c)	12M SOFR(c)	06/30/28		6,880	11,091	(1,848)	12,939
12M SOFR(c)	4.021%(c)	06/30/28		970	(62)	(37)	(25)
2.500(d)	12M CDOR(d)	09/16/28	CAD	1,530	4,405	5,722	(1,317)
3.903(c)	12M SOFR(c)	11/30/30		$16,200	6,286	(6,025)	12,311
3.979(c)	12M SOFR(c)	11/30/30		1,210	(3,074)	(268)	(2,806)
12M SOFR(c)	3.584(c)	04/22/32		10,920	(153,816)	(128,979)	(24,837)
12M SOFR(c)	3.592(c)	04/22/32		8,940	(122,641)	(166,811)	44,170
3.976(c)	12M SOFR(c)	04/30/33		8,750	(19,058)	(1,902)	(17,156)
2.750(c)	6M EURO(d)	09/16/36	EUR	890	15,683	24,405	(8,722)
3.894(c)	12M SOFR(c)	04/22/37		$6,130	77,271	19,963	57,308
3.893(c)	12M SOFR(c)	04/22/37		5,100	64,548	72,069	(7,521)
12M SOFR(c)	4.629(c)	04/14/41		12,710	26,990	(5,727)	32,717
12M SOFR(c)	4.688(c)	04/14/41		6,160	23,928	2,031	21,897
4.048(c)	12M SOFR(c)	04/13/56		11,820	(5,450)	14,418	(19,868)
4.114(c)	12M SOFR(c)	04/13/56		5,720	(15,835)	(1,482)	(14,353)

TOTAL					$(10,511)	$(138,855)	$128,344

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2026.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Ind 43	1.000%	0.376%	12/20/29	$129,924	$2,660,502	$1,904,723	$755,779
CDX.NA.IG Ind 44	1.000	0.431	06/20/30	21,718	457,919	153,127	304,792
CDX.NA.IG Ind 45	1.000	0.468	12/20/30	355,610	7,790,673	6,931,456	859,217
Oracle Corp., 3.250%, 11/15/27	1.000	1.543	12/20/30	3,475	(74,077)	(34,333)	(39,744)

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Republic of Chile, 3.240%, 02/06/28	1.000%	0.417%	06/20/31	$2,630	$69,932	$51,264	$18,668
Republic of Indonesia, 2.150%, 07/28/31	1.000	0.896	06/20/31	2,700	13,146	(5,899)	19,045
Republic of Peru, 8.750%, 11/21/33	1.000	0.627	06/20/31	2,680	45,616	21,894	23,722
Republic of the Philippines, 9.500%, 02/02/30	1.000	0.630	06/20/31	2,690	45,232	8,638	36,594

TOTAL					$11,008,943	$9,030,870	$1,978,073

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
GO	— General Obligation
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Abbreviations:
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
CDX.NA.IG Ind 44	— CDX North America Investment Grade Index 44
CDX.NA.IG Ind 45	— CDX North America Investment Grade Index 45
EURO	— Euro Offered Rate
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 88.3%
Advertising – 1.7%
Clear Channel Outdoor Holdings, Inc.(a)(b) (B/B2)
$146,000	7.875%		04/01/30	$ 151,910
25,000	7.125		02/15/31	25,904
27,000	7.500		03/15/33	28,460
Neptune Bidco U.S., Inc.(a)(b) (B-/B3)
84,000	9.290		04/15/29	85,692
48,000	10.375		05/15/31	49,731
88,000	9.500		02/15/33	89,008
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (B+/B1)
86,000	4.625		03/15/30	83,405
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(b) (BB+/Ba1)
10,000	7.375		02/15/31	10,399

				524,509

Aerospace & Defense – 0.8%
Bombardier, Inc.(a)(b) (BB-/Ba3)
32,000	5.875		01/15/35	32,120
Moog, Inc.(a)(b) (BB/Ba2)
24,000	5.500		10/15/34	23,667
TransDigm, Inc.(a) (B/B3)
150,000	4.625		01/15/29	147,672
15,000	6.750	(b)	01/31/34	15,394
24,000	6.125	(b)	07/31/34	23,978

				242,831

Airlines – 1.0%
OneSky Flight LLC(a)(b) (B+/B3)
82,000	8.875		12/15/29	86,742
United Airlines Holdings, Inc.(a) (BB+/Ba2)
126,000	4.875		03/01/29	124,712
59,000	5.375		03/01/31	58,651
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b) (B/B3)
40,000	9.500		06/01/28	40,528

				310,633

Automotive – 2.1%
Allison Transmission, Inc.(a)(b) (NR/Ba2)
239,000	3.750		01/30/31	223,551
American Axle & Manufacturing, Inc.(a)(b) (BB/Ba2)
52,000	6.375		10/15/32	51,809
Clarios Global LP/Clarios U.S. Finance Co.(a)(b) (BB-/B2)
38,000	6.750		02/15/30	39,148
Cyprium Corp./Cyprium Holdings Luxembourg SARL(a)(b) (BB-/Ba2)
20,000	6.125		04/15/31	20,017
48,000	6.375		04/15/34	47,890
Dorman Products, Inc.(a)(b) (BB-/Ba3)
15,000	6.250		06/15/34	15,166
Nissan Motor Acceptance Co. LLC(a)(b) (NR/Ba2)
44,000	6.125		09/30/30	43,251
Phinia, Inc.(a)(b) (BB/Ba2)
45,000	6.625		10/15/32	45,978
Phinia, Inc.(a)(b) (BB+/Baa3)
115,000	6.750		04/15/29	117,881
Qnity Electronics, Inc.(a)(b) (BB/B1)
20,000	6.250		08/15/33	20,353

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Qnity Electronics, Inc.(a)(b) (BB+/Ba1)
$44,000	5.750%	08/15/32	$ 44,264

			669,308

Banks(a) – 0.6%
Freedom Mortgage Corp.(b) (B/B2)
127,000	6.625	01/15/27	127,202
JPMorgan Chase & Co.(c) (BBB/Baa1) (5 yr. CMT + 2.152%)
70,000	6.500	04/01/30	71,590

			198,792

Building Materials – 1.8%
Builders FirstSource, Inc.(a)(b) (BB-/Ba2)
99,000	4.250	02/01/32	92,274
44,000	6.750	05/15/35	44,851
Quikrete Holdings, Inc.(a)(b) (B+/B2)
26,000	6.750	03/01/33	26,497
Quikrete Holdings, Inc.(a)(b) (BB/Ba3)
105,000	6.375	03/01/32	107,214
Smyrna Ready Mix Concrete LLC(a)(b) (B+/B1)
87,000	8.875	11/15/31	91,733
Standard Building Solutions, Inc.(a)(b) (BB+/Ba3)
109,000	6.500	08/15/32	109,727
Standard Industries, Inc.(a)(b) (BB+/Ba3)
86,000	4.375	07/15/30	81,702

			553,998

Chemicals – 2.1%
Avient Corp.(a)(b) (BB-/Ba3)
91,000	7.125	08/01/30	92,653
45,000	6.250	11/01/31	45,555
Celanese U.S. Holdings LLC(a) (BB/Ba2)
124,000	7.700	11/15/33	132,479
36,000	7.375	02/15/34	37,186
Ingevity Corp.(a)(b) (NR/Ba3)
136,000	3.875	11/01/28	131,742
Solstice Advanced Materials, Inc.(a)(b) (BB+/Ba2)
20,000	5.625	09/30/33	19,871
WR Grace Holdings LLC(a)(b) (B-/B2)
196,000	6.625	08/15/32	189,947

			649,433

Commercial Services – 4.2%
APi Group DE, Inc.(a)(b) (B+/B1)
385,000	4.125	07/15/29	369,423
25,000	4.750	10/15/29	24,508
32,000	5.750	06/01/34	31,740
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b) (B/B1)
40,000	8.375	06/15/32	40,278
Block, Inc.(a)(b) (BB+/Ba1)
126,000	6.000	08/15/33	126,796
CompoSecure Holdings LLC(a)(b) (B+/B1)
84,000	5.625	02/01/33	81,984
EquipmentShare.com, Inc.(a)(b) (B/B3)
100,000	7.125	07/01/34	98,242
Garda World Security Corp.(a)(b) (B+/B1)
75,000	7.750	02/15/28	76,189
96,000	6.500	01/15/31	97,313

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Graham Holdings Co.(a)(b) (BB/Ba1)
$116,000	5.625%	12/01/33	$ 114,840
Hertz Corp.(a)(b) (B-/Ba3)
70,000	12.625	07/15/29	56,929
NESCO Holdings II, Inc.(a)(b) (B/B3)
45,000	5.500	04/15/29	44,802
Service Corp. International(a) (BB/Ba3)
39,000	5.750	10/15/32	39,155
United Rentals North America, Inc.(a)(b) (BB+/Ba2)
92,000	5.375	11/15/33	90,671
Williams Scotsman, Inc.(a)(b) (BB-/B2)
22,000	6.625	04/15/30	22,662

			1,315,532

Computers(a) – 0.7%
Ahead DB Holdings LLC(b) (CCC+/Caa1)
32,000	6.625	05/01/28	32,000
CACI International, Inc.(b) (BB-/Ba2)
52,000	6.375	06/15/33	52,740
Diebold Nixdorf, Inc.(b) (B+/B1)
86,000	7.750	03/31/30	89,734
Seagate Data Storage Technology Pte. Ltd. (BB+/Ba3)
36,000	5.875	07/15/30	36,513

			210,987

Distribution & Wholesale(a)(b) – 0.3%
ADI Escrow Issuer LLC (NR/NR)
25,000	7.125	07/15/34	25,485
American Builders & Contractors Supply Co., Inc. (BB-/Ba3)
88,000	3.875	11/15/29	83,849

			109,334

Diversified Financial Services – 4.1%
Coinbase Global, Inc.(a)(b) (BB-/Ba2)
94,000	3.375	10/01/28	89,247
Credit Acceptance Corp.(a)(b) (BB/Ba3)
42,000	6.625	03/15/30	42,142
Encore Capital Group, Inc.(a)(b) (NR/Ba3)
200,000	6.625	06/01/32	200,242
Focus Financial Partners LLC(a)(b) (B/B2)
75,000	6.750	09/15/31	75,725
Freedom Mortgage Holdings LLC(a)(b) (B/B2)
13,000	9.250	02/01/29	13,511
Jane Street Group/JSG Finance, Inc.(a)(b) (BB/Ba1)
82,000	6.125	11/01/32	81,948
52,000	6.750	05/01/33	53,431
OneMain Finance Corp.(a) (BB/Ba2)
68,000	6.125	05/15/30	67,981
Osaic Holdings, Inc.(a)(b) (B/B1)
28,000	6.750	08/01/32	28,056
PennyMac Financial Services, Inc.(a)(b) (B+/Ba3)
64,000	6.875	02/15/33	62,335
40,000	6.750	02/15/34	38,399
Rocket Cos., Inc.(a)(b) (BB/Ba1)
44,000	6.125	08/01/30	44,802
14,000	6.125	08/01/31	14,298
80,000	6.375	08/01/33	81,382

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
SLM Corp.(a)(c) (BB+/Ba1) (Secured Overnight Financing Rate + 2.710%)
$44,000	6.495%	05/15/32	$ 44,008
Stonex Escrow Issuer LLC(a)(b) (BB/Ba3)
40,000	6.875	07/15/32	41,130
United Wholesale Mortgage LLC(a)(b) (NR/Ba3)
126,000	5.500	04/15/29	117,017
UWM Holdings LLC(a)(b) (NR/Ba3)
64,000	6.625	02/01/30	59,575
87,000	6.250	03/15/31	77,458
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b) (B+/B1)
67,000	7.500	06/15/31	70,075

			1,302,762

Electrical – 0.9%
NRG Energy, Inc.(a)(b) (BB/Ba2)
69,000	5.750	07/15/29	69,011
61,000	3.625	02/15/31	56,639
32,000	5.875	05/15/34	31,821
30,000	6.000	01/15/36	29,906
32,000	6.125	05/15/36	32,034
Talen Energy Supply LLC(a)(b) (B+/B1)
28,000	6.250	02/01/34	27,826
28,000	6.500	02/01/36	28,219

			275,456

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc.(a)(b) (BB/Ba3)
13,000	6.375	03/15/29	13,256
60,000	5.250	04/15/31	59,570
86,000	6.625	03/15/32	88,638
84,000	5.500	04/15/34	83,112

			244,576

Electronics(a)(b) – 0.7%
Atkore, Inc. (BB+/Ba2)
240,000	4.250	06/01/31	229,704

Engineering & Construction – 2.4%
AECOM(a)(b) (BB/Ba2)
132,000	6.000	08/01/33	132,153
Arcosa, Inc.(a)(b) (B+/Ba2)
42,000	6.875	08/15/32	43,822
Global Infrastructure Solutions, Inc.(a)(b) (BB/Ba3)
234,000	5.625	06/01/29	233,902
127,000	7.500	04/15/32	132,759
75,000	6.375	07/15/34	75,523
Granite Construction, Inc.(a)(b) (BB/B1)
52,000	6.375	06/15/34	52,966
Weekley Homes LLC/Weekley Finance Corp.(a)(b) (BB-/Ba2)
92,000	6.750	01/15/34	92,187

			763,312

Entertainment – 1.5%
Boyne USA, Inc.(a)(b) (B/B1)
202,000	4.750	05/15/29	198,552
Cinemark USA, Inc.(a)(b) (BB/B2)
198,000	5.250	07/15/28	197,584

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment – (continued)
$38,000	7.000%	08/01/32	$ 39,212
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(a)(b) (B+/B1)
26,000	6.625	02/01/33	26,399

			461,747

Environmental(a)(b) – 0.9%
GFL Environmental Holdings U.S., Inc. (BB/Ba3)
72,000	5.500	02/01/34	70,415
Madison IAQ LLC (B/B2)
204,000	5.875	06/30/29	203,967
Waste Pro USA, Inc. (B-/Caa1u)
26,000	7.000	02/01/33	26,610

			300,992

Food & Drug Retailing – 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b) (BB+/Ba2)
104,000	5.625	03/31/32	100,505
82,000	6.250	03/15/33	81,292
Performance Food Group, Inc.(a)(b) (BB/B1)
70,000	4.250	08/01/29	67,886
112,000	5.625	03/01/34	109,998
Post Holdings, Inc.(a)(b) (B+/B2)
114,000	6.375	03/01/33	113,159
Post Holdings, Inc.(a)(b) (BB/Ba1)
45,000	6.250	02/15/32	45,681
U.S. Foods, Inc.(a)(b) (BB+/Ba2)
74,000	4.625	06/01/30	72,214

			590,735

Healthcare Providers & Services(a) – 2.3%
Centene Corp. (BB+/Ba1)
116,000	2.500	03/01/31	101,306
Charlotte Buyer, Inc.(b) (B-/B3)
78,000	8.000	06/30/31	78,973
DaVita, Inc.(b) (BB-/Ba3)
87,000	6.875	09/01/32	89,703
Encompass Health Corp.(b) (BB-/Ba2)
36,000	5.875	06/01/34	35,934
Global Medical Response, Inc.(b) (B+/B1)
58,000	7.375	10/01/32	60,097
LifePoint Health, Inc.(b) (B/B2)
100,000	7.000	05/01/34	95,800
Medline Borrower LP(b) (BBB-/Ba1)
76,000	3.875	04/01/29	73,795
Molina Healthcare, Inc.(b) (BB-/Ba2)
52,000	6.500	02/15/31	52,887
Select Medical Corp.(b) (B-/B3)
109,000	6.250	12/01/32	105,935
Team Health Holdings, Inc.(b) (B-/Caa1)
25,000	8.375	06/30/28	25,150

			719,580

Home Builders – 1.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b) (B+/B1)
128,000	4.875	02/15/30	119,130

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Home Builders – (continued)
Century Communities, Inc.(a)(b) (BB/Ba2)
$179,000	3.875%	08/15/29	$ 170,813
Forestar Group, Inc.(a)(b) (BB-/Ba3)
124,000	6.500	03/15/33	125,981
K Hovnanian Enterprises, Inc.(a)(b) (BB-/B3)
13,000	8.000	04/01/31	13,415
18,000	8.375	10/01/33	18,502
KB Home(a) (BB+/Ba1)
73,000	7.250	07/15/30	74,366

			522,207

Home Furnishings(a)(b) – 0.1%
Whirlpool Corp. (BB+/Ba1)
44,000	7.500	07/01/31	44,555

Housewares – 0.7%
Newell Brands, Inc.(a) (B+/B2)
13,000	6.375	05/15/30	13,174
22,000	6.625	05/15/32	22,278
Scotts Miracle-Gro Co.(a) (B+/B2)
206,000	4.375	02/01/32	192,973

			228,425

Insurance(a)(b) – 3.0%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
7,000	6.750	07/01/32	6,293
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
178,000	6.000	08/01/29	157,478
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B+/B2)
130,000	6.750	04/15/28	131,018
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC (BB+/NR)
106,000	7.875	11/01/29	107,370
CRC Insurance Group LLC (B/B2)
154,000	7.125	06/01/31	153,447
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (CCC+/Caa1)
200,000	8.125	02/15/32	180,048
HUB International Ltd. (B/Caa1)
116,000	7.375	01/31/32	118,127
Ryan Specialty LLC (BB-/Ba3)
60,000	5.875	08/01/32	59,031
USI, Inc. (CCC+/Caa1)
42,000	7.500	01/15/32	42,441

			955,253

Internet – 2.4%
Gen Digital, Inc.(a)(b) (BB-/B1)
134,000	7.125	09/30/30	136,321
38,000	6.250	04/01/33	37,449
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(a)(b) (BB-/Ba3)
100,000	3.500	03/01/29	94,123
Match Group Holdings II LLC(a)(b) (BB/Ba2)
114,000	4.625	06/01/28	112,373
98,000	4.125	08/01/30	92,179
Meta Platforms, Inc.(a) (AA-/Aa3)
88,000	5.625	11/15/55	79,747

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Snap, Inc.(a)(b) (BB-/B1)
$105,000	6.875%	03/01/33	$ 102,290
66,000	6.875	03/15/34	63,902
Wayfair LLC(a)(b) (BB-/B2u)
24,000	7.125	05/31/34	24,680

			743,064

Investment Companies(a)(b) – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB-/B1)
92,000	10.000	11/15/29	90,770

Iron/Steel – 0.9%
Cleveland-Cliffs, Inc.(a)(b) (NR/B2)
45,000	6.875	11/01/29	45,380
64,000	7.375	05/01/33	63,915
Hybar LLC(a)(b) (B-/B3)
75,000	7.375	07/01/34	75,343
Mineral Resources Ltd.(a)(b) (NR/Ba3)
40,000	7.000	04/01/31	41,431
15,000	6.000	05/01/32	14,856
60,000	6.250	05/01/34	59,150

			300,075

Leisure Time – 3.0%
Carnival Corp. Ltd.(a)(b) (BBB-/Ba1)
244,000	5.875	06/15/31	248,300
124,000	5.750	08/01/32	125,258
86,000	6.125	02/15/33	87,068
Gaia Purchaser, Inc.(a)(b) (B/B2)
90,000	7.625	07/15/33	91,033
MajorDrive Holdings IV LLC(a)(b) (CCC-/Caa3)
142,000	6.375	06/01/29	118,760
Royal Caribbean Cruises Ltd.(a)(b) (BBB/Baa2)
70,000	6.250	03/15/32	71,591
Viking Cruises Ltd.(a)(b) (BB+/Ba3)
38,000	7.000	02/15/29	38,061
72,000	5.875	10/15/33	72,041
Viking Ocean Cruises Ship VII Ltd.(a)(b) (BBB-/Baa3)
42,000	5.625	02/15/29	41,970
VOC Escrow Ltd.(a)(b) (BBB-/Baa3)
62,000	5.000	02/15/28	61,872

			955,954

Lodging – 3.0%
Genting New York LLC/GENNY Capital, Inc.(a)(b) (BB+/NR)
200,000	7.250	10/01/29	205,820
Hilton Domestic Operating Co., Inc.(a)(b) (BB+/Ba2)
96,000	5.500	09/15/31	96,199
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b) (B/B3)
152,000	5.000	06/01/29	148,332
159,000	4.875	07/01/31	149,417
Travel & Leisure Co.(a)(b) (BB-/Ba3)
206,000	4.500	12/01/29	199,338
Wyndham Hotels & Resorts, Inc.(a)(b) (BB-/Ba2)
136,000	5.625	03/01/33	134,141

			933,247

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Machinery - Construction & Mining(a)(b) – 0.1%
Terex Corp. (BB/Ba3)
$38,000	6.250%	10/15/32	$ 38,482

Machinery-Diversified – 0.3%
Esab Corp.(a)(b) (BB+/Ba1)
64,000	6.250	04/15/29	64,957
32,000	5.625	04/01/31	31,987

			96,944

Media – 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b) (BB-/B1)
169,000	4.250	02/01/31	152,244
124,000	7.000	02/01/33	121,504
470,000	4.250	01/15/34	397,319
140,000	7.375	02/01/36	137,368
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)(b) (B+/B1)
208,000	10.000	02/15/31	216,058
Discovery Global Holdings, Inc.(a) (BB/NR)
259,000	5.050	03/15/42	189,583
DISH Network Corp.(a)(b) (B/B1)
97,000	11.750	11/15/27	99,696
GCI LLC(a)(b) (BB-/B3)
178,000	4.750	10/15/28	169,736
Gray Media, Inc.(a)(b) (B+/Ba3)
86,000	10.500	07/15/29	90,734
49,000	7.250	08/15/33	48,236
McGraw-Hill Education, Inc.(a)(b) (BB-/B1)
130,000	7.375	09/01/31	132,085
Nexstar Media, Inc.(a)(b) (BBB-/Ba2)
180,000	6.500	09/15/33	180,065
Sinclair Television Group, Inc.(a)(b) (B+/B3)
169,000	8.125	02/15/33	174,149
Univision Communications, Inc.(a)(b) (B/B2)
48,000	9.375	08/01/32	48,793
52,000	8.875	04/15/33	51,216

			2,208,786

Metal Fabricate & Hardware(a)(b) – 0.6%
Advanced Drainage Systems, Inc. (BB-/Ba2)
36,000	5.375	03/01/34	35,252
Roller Bearing Co. of America, Inc. (BB/Ba3)
162,000	4.375	10/15/29	158,144

			193,396

Miscellaneous Manufacturing – 0.3%
Amsted Industries, Inc.(a)(b) (BB/Ba3)
22,000	6.375	03/15/33	22,245
Axon Enterprise, Inc.(a)(b) (BB+/Ba2)
38,000	6.125	03/15/30	38,765
38,000	6.250	03/15/33	38,967

			99,977

Oil Field Services – 9.6%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
60,000	6.625	09/01/32	61,109
Archrock Services LP/Archrock Partners Finance Corp.(a)(b) (BB-/B1)
28,000	6.000	02/01/34	27,816

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
California Resources Corp.(a)(b) (BB-/B1)
$100,000	7.250%	01/15/35	$ 99,154
Caturus Energy LLC(a)(b) (B/B3)
36,000	7.125	05/15/31	35,614
Chord Energy Corp.(a)(b) (BB/Ba2)
60,000	6.000	10/01/30	60,271
182,000	6.750	03/15/33	185,027
CNX Resources Corp.(a)(b) (BB/B1)
82,000	7.375	01/15/31	83,925
38,000	7.250	03/01/32	39,120
72,000	5.875	03/01/34	70,001
Crescent Energy Finance LLC(a)(b) (BB-/B1)
229,000	7.625	04/01/32	230,656
102,000	7.375	01/15/33	101,352
DBR Land Holdings LLC(a)(b) (BB-/B1)
48,000	6.250	12/01/30	48,755
Gulfport Energy Operating Corp.(a)(b) (BB-/B3)
126,000	6.750	09/01/29	128,621
Kodiak Gas Services LLC(a)(b) (BB-/B1)
52,000	5.875	04/01/31	52,109
20,000	6.500	10/01/33	20,246
24,000	6.750	10/01/35	24,619
Kraken Oil & Gas Partners LLC(a)(b) (B+/B3)
44,000	7.125	05/15/31	43,038
Matador Resources Co.(a)(b) (BB-/B1)
49,000	6.500	04/15/32	49,248
66,000	6.250	04/15/33	65,741
64,000	6.000	04/15/34	62,372
Noble Finance II LLC(a)(b) (BB-/Ba3)
191,000	8.000	04/15/30	197,876
80,000	6.250	06/15/34	78,397
Northern Oil & Gas, Inc.(a)(b) (B+/B1)
28,000	7.875	10/15/33	27,815
Permian Resources Operating LLC(a)(b) (BBB-/Baa3)
75,000	5.875	07/01/29	75,017
114,000	7.000	01/15/32	117,931
26,000	6.250	02/01/33	26,554
SESI LLC(a)(b) (B+/B2)
15,000	7.875	09/30/30	15,242
SM Energy Co.(a)(b) (BB/B1)
45,000	6.750	08/01/29	45,809
72,000	6.625	04/15/34	70,883
Sunoco LP(a)(b) (BB+/Ba1)
71,000	7.000	05/01/29	73,073
40,000	5.375	07/15/31	39,462
38,000	6.250	07/01/33	38,315
64,000	5.625	07/15/34	62,480
Sunoco LP/Sunoco Finance Corp.(a) (BB+/Ba1)
204,000	4.500	04/30/30	197,380
Tidewater, Inc.(a)(b) (BB-/B2)
80,000	9.125	07/15/30	85,634
Transocean International Ltd.(a)(b) (B/B2)
24,000	7.875	10/15/32	24,976
USA Compression Partners LP/USA Compression Finance Corp.(a)(b) (B+/B1)
202,000	7.125	03/15/29	206,949
WBI Operating LLC(a)(b) (BB-/B1)
52,000	6.250	10/15/30	52,295

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
$44,000	6.500%	10/15/33	$ 44,271
Weatherford International Ltd.(a)(b) (BB/Ba3)
44,000	6.750	10/15/33	44,894

			3,014,047

Packaging(a) – 0.2%
Crown Americas LLC (BB+/Ba2)
52,000	5.875	06/01/33	52,334

Pharmaceuticals – 1.6%
1261229 BC Ltd.(a)(b) (B/Caa1)
220,000	10.000	04/15/32	222,693
Adapthealth LLC(a)(b) (BB-/Ba3)
114,000	6.125	08/01/28	114,027
36,000	4.625	08/01/29	34,763
44,000	5.125	03/01/30	42,662
Amneal Pharmaceuticals LLC(a)(b) (B+/Ba3)
22,000	6.875	08/01/32	22,844
HLF Financing SARL LLC/Herbalife International, Inc.(a)(b) (BB/Ba2)
60,000	7.750	05/01/33	60,758

			497,747

Pipelines – 8.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b) (BB+/Ba2)
109,000	5.375	06/15/29	108,708
30,000	5.750	10/15/33	29,714
52,000	5.750	07/01/34	51,343
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b) (B+/B2)
45,000	7.000	07/15/29	46,137
Buckeye Partners LP(a)(b) (BB/Ba3)
71,000	6.875	07/01/29	72,553
38,000	6.750	02/01/30	39,246
CNX Midstream Partners LP(a)(b) (BB/B1)
43,000	4.750	04/15/30	40,960
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b) (BB/Ba2)
250,000	7.500	12/15/33	261,878
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b) (BB-/B2)
26,000	8.625	03/15/29	27,032
104,000	7.375	06/30/33	106,079
44,000	6.875	06/01/34	43,848
Excelerate Energy LP(a)(b) (BB+/NR)
4,000	8.000	05/15/30	4,220
Genesis Energy LP/Genesis Energy Finance Corp.(a) (B+/B2)
64,000	7.875	05/15/32	66,097
71,000	8.000	05/15/33	73,891
48,000	6.750	03/15/34	47,636
Global Partners LP/GLP Finance Corp.(a)(b) (BB-/B1)
60,000	8.250	01/15/32	62,839
Hess Midstream Operations LP(a)(b) (BBB-/Ba1)
30,000	6.500	06/01/29	30,583
Howard Midstream Energy Partners LLC(a)(b) (BB-/B1)
64,000	7.375	07/15/32	66,244
52,000	6.625	01/15/34	52,437
Kinetik Holdings LP(a)(b) (BB+/Ba1)
265,000	5.875	06/15/30	266,272

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Prairie Acquiror LP(a)(b) (B-/B3)
$30,000	9.000%	08/01/29	$ 31,175
Rockies Express Pipeline LLC(a)(b) (BB/Ba2)
26,000	6.750	03/15/33	26,713
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b) (B+/B1)
60,000	7.375	02/15/29	61,541
135,000	6.000	12/31/30	135,078
127,000	6.000	09/01/31	125,626
TransMontaigne Partners LLC(a)(b) (CCC+/Caa1)
49,000	8.500	06/15/30	49,917
Venture Global Calcasieu Pass LLC(a)(b) (BBB-/Ba1)
92,000	4.125	08/15/31	86,360
88,000	3.875	11/01/33	78,436
Venture Global LNG, Inc.(a)(b) (BB/B1)
60,000	6.375	12/15/34	58,959
32,000	6.625	06/15/36	31,541
Venture Global Plaquemines LNG LLC(a)(b) (BB+/Ba2)
40,000	6.125	12/15/30	40,916
40,000	6.500	01/15/34	41,669
40,000	6.500	06/15/34	41,652
159,000	6.750	01/15/36	168,538
Western Midstream Operating LP(a)(b) (BBB-/Baa3)
52,000	7.250	04/01/30	54,566

			2,530,404

Real Estate(a)(b) – 0.1%
Kennedy-Wilson, Inc. (B/B2)
40,000	7.000	06/01/31	40,935

Real Estate Investment Trust(a)(b) – 0.9%
Iron Mountain Information Management Services, Inc. (BB-/Ba3)
94,000	5.000	07/15/32	90,265
Iron Mountain, Inc. (BB-/Ba3)
60,000	6.250	01/15/35	60,226
Starwood Property Trust, Inc. (BB-/Ba3)
15,000	6.125	06/01/31	15,093
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (B/B2)
113,000	4.750	04/15/28	112,671

			278,255

Retailing – 6.5%
1011778 BC ULC/New Red Finance, Inc.(a)(b) (BB-/B2)
158,000	4.375	01/15/28	156,265
250,000	4.000	10/15/30	236,107
Asbury Automotive Group, Inc.(a)(b) (BB/B1)
15,000	4.625	11/15/29	14,577
Cougar JV Subsidiary LLC(a)(b) (B+/B2)
38,000	8.000	05/15/32	39,851
Group 1 Automotive, Inc.(a)(b) (BB+/Ba2)
18,000	6.375	01/15/30	18,233
Ken Garff Automotive LLC(a)(b) (BB/B1)
81,000	4.875	09/15/28	80,320
LCM Investments Holdings II LLC(a)(b) (BB-/B2)
250,000	4.875	05/01/29	243,665
38,000	8.250	08/01/31	39,598

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Lithia Motors, Inc.(a)(b) (BB+/Ba2)
	$140,000	3.875%	06/01/29	$ 134,127
	158,000	4.375	01/15/31	149,748
Michaels Cos., Inc.(a)(b) (B-/B2)
	84,000	8.500	03/15/33	83,155
Murphy Oil USA, Inc.(a)(b) (BB+/Ba2)
	158,000	3.750	02/15/31	147,785
Penske Automotive Group, Inc.(a) (BB-/Ba3)
	87,000	3.750	06/15/29	83,262
QXO Building Products, Inc.(a)(b) (BB-/B2)
	76,000	6.500	07/15/31	77,445
	72,000	6.875	07/15/34	73,909
QXO Building Products, Inc.(a)(b) (BB+/Ba2)
	130,000	6.750	04/30/32	134,198
Sonic Automotive, Inc.(a)(b) (BB-/B1)
	141,000	4.625	11/15/29	137,788
	58,000	4.875	11/15/31	55,768
Staples, Inc.(a)(b) (B-/B3)
	44,000	10.750	09/01/29	41,957
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)(b) (BB-/B1)
	96,000	6.500	12/15/35	92,853

				2,040,611

Semiconductors(a)(b) – 0.4%
Amkor Technology, Inc. (BB/Ba3)
	22,000	5.875	10/01/33	22,077
MKS, Inc. (BB-/Ba2)
EUR	101,000	4.250	02/15/34	113,931

				136,008

Software – 0.9%
CoreWeave, Inc.(a)(b) (B/B1)
	$36,000	9.250	06/01/30	36,222
	44,000	9.750	10/01/31	43,885
Fair Isaac Corp.(a)(b) (BB+/Ba1)
	92,000	6.000	05/15/33	90,589
	80,000	6.250	09/15/34	78,776
OAK-Eagle Acquireco, Inc.(a)(b) (B/B3)
	15,000	8.750	07/01/34	15,918
OAK-Eagle Acquireco, Inc.(a)(b) (BB/Ba3)
	20,000	7.250	07/01/33	20,940

				286,330

Telecommunication Services – 4.8%
APLD ComputeCo LLC(a)(b) (BB-/NR)
	150,000	9.250	12/15/30	161,834
Black Pearl Compute LLC(a)(b) (NR/Ba2)
	112,000	6.125	02/15/31	113,658
Cipher Compute LLC(a)(b) (NR/Ba3)
	150,000	7.125	11/15/30	156,086
Core Scientific Finance I LLC(a)(b) (BB/NR)
	76,000	7.750	05/15/31	77,053
EchoStar Corp.(a) (B/B1)
	185,000	10.750	11/30/29	199,970
ELK Grove Village Property LLC(a)(b) (BB-/Ba3)
	40,000	7.500	06/15/31	40,248

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Level 3 Financing, Inc.(a)(b) (B-/B3)
$36,000	8.500%	01/15/36	$ 38,687
7,000	7.500	02/15/37	7,189
Level 3 Financing, Inc.(a)(b) (B+/Ba3)
116,000	7.000	03/31/34	119,594
Meridian Arc Holdco LLC(a)(b) (BB-/Ba2)
120,000	6.250	04/30/31	120,217
SV RNO Property Owner 1 LLC(a)(b) (BB+/Ba1)
116,000	5.875	03/01/31	114,362
Uniti Services LLC(a)(b) (B/B2)
80,000	7.500	10/15/33	84,254
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b) (NR/B2)
71,000	8.250	10/01/31	74,875
WULF Compute LLC(a)(b) (BB/Ba2)
150,000	7.750	10/15/30	157,443
Zayo Group Holdings, Inc.(a)(b)(d) (B-/B3) RESEARCH:
47,015	9.250	03/09/30	47,047

			1,512,517

Transportation(a)(b) – 1.2%
Beacon Mobility Corp. (B/B1)
52,000	7.250	08/01/30	53,967
Rand Parent LLC (BB-/Ba1)
91,000	8.500	02/15/30	94,200
XPO, Inc. (B+/Ba3)
214,000	7.125	02/01/32	221,700

			369,867

TOTAL CORPORATE OBLIGATIONS (Cost $27,720,013)			$27,844,411

Bank Loans(e) – 8.4%
Aerospace & Defense – 0.6%
Propulsion BC Finco SARL (B/B2) (3 mo. USD Term SOFR + 2.500%)
$179,374	6.232%	12/01/32	$ 179,767

Airlines – 0.4%
OneSky Flight LLC (BB-/Ba3) (1 mo. USD Term SOFR + 2.750%)
125,000	6.387	02/17/33	125,274

Building & Construction – 0.6%
Cube Industrials Buyer, Inc. (B/B3) (3 mo. USD Term SOFR + 3.000%)
49,377	6.669	10/17/31	49,377
DG Investment Intermediate Holdings 2, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.250%)
141,264	6.894	07/09/32	141,441

			190,818

Building Materials – 0.5%
Icebox Holdco III, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.250%)
93,495	6.982	12/22/31	93,680

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)
Building Materials – (continued)
Icebox Holdco III, Inc. (CCC/Caa2) (3 mo. USD Term SOFR + 6.500%)
	$50,000	10.232%	12/22/32	$ 50,208

				143,888

Capital Goods - Others – 1.0%
Engineered Machinery Holdings, Inc. (B-/B1)
(3 mo. EUR EURIBOR + 3.500%)
EUR	70,769	5.791	11/26/32	81,366
(3 mo. USD Term SOFR + 3.250%)
	$69,322	6.982	11/26/32	69,627
Terex Corp. (BBB-/Baa3) (1 mo. USD Term SOFR + 1.750%)
	172,817	5.394	10/08/31	172,871

				323,864

Commercial Services – 0.8%
Ankura Consulting Group LLC (B-/B3) (3 mo. USD Term SOFR + 3.500%)
	79,902	7.166	12/29/31	75,387
Holding Socotec (B/B2)
(3 mo. EUR EURIBOR + 3.000%)
EUR	75,000	5.291	06/02/31	85,976
(3 mo. USD Term SOFR + 2.750%)
	$98,010	6.370	06/02/31	98,041

				259,404

Distributors – 0.3%
AL GCX Fund VIII Holdings LLC (BB/Ba3) (1 mo. USD Term SOFR + 2.000%)
	96,932	5.613	01/30/32	96,811

Diversified Financial Services – 0.3%
AAL Delaware Holdco, Inc. (B/B2) (1 mo. USD Term SOFR + 2.500%)
	98,503	6.144	07/30/31	98,482

Electrical – 0.4%
Kohler Energy Co. LLC (B/B1) (3 mo. USD Term SOFR + 3.000%)
	137,392	6.732	05/01/31	137,479

Entertainment – 0.4%
Crown Finance U.S., Inc. (B/B3) (1 mo. USD Term SOFR + 4.500%)
	123,131	8.114	12/02/31	123,285

Insurance – 0.1%
Lockton, Inc. (BB/Ba3) (3 mo. USD Term SOFR + 2.000%)
	25,000	5.657	05/09/33	24,906

Internet – 0.1%
Plano HoldCo, Inc. (B/B2) (3 mo. USD Term SOFR + 3.500%)
	32,736	7.232	10/02/31	25,534

Machinery – 0.8%
Apex Tool Group LLC (B-/B3) (1 mo. USD Term SOFR + 7.000%)
	1,097	10.644	04/08/30	1,097
Apex Tool Group LLC (CC/Caa3) (1 mo. USD Term SOFR + 10.000%)
	18,759	13.644	02/08/29	12,006
Apex Tool Group LLC (CCC-/Ca) (1 mo. USD Term SOFR + 6.000%)
	61,566	9.644	02/08/29	20,933

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(e) – (continued)
Machinery – (continued)
Apex Tool Group LLC (CCC+/Caa2) (1 mo. USD Term SOFR + 5.250%)
$27,343	8.894%	04/08/30	$ 23,515
Apex Tool Group LLC (NR/Ca) (1 mo. USD Term SOFR + 6.000%)
3,675	9.644	02/08/29	1,249
TK Elevator Midco GmbH (B/B2) (6 mo. USD Term SOFR + 2.750%)
200,402	6.377	04/30/30	201,157

			259,957

Media - Non Cable – 0.2%
EW Scripps Co. (B/B2) (1 mo. USD Term SOFR + 5.750%)
57,461	9.504	06/30/28	57,245

Midstream – 0.5%
Prairie ECI Acquiror LP (B-/B3) (1 mo. USD Term SOFR + 3.250%)
24,565	6.894	08/01/29	24,620
Traverse Midstream Partners LLC (BB-/B2)(f)
145,000	0.000	04/21/33	144,819

			169,439

Retailers – 0.4%
BCPE Empire Holdings, Inc. (B/B3) (1 mo. USD Term SOFR + 3.250%)
141,465	6.894	12/11/30	139,432

Technology – 0.5%
Pitney Bowes, Inc. (BB/Ba2) (3 mo. USD Term SOFR + 3.750%)
148,083	7.482	03/19/32	147,818

Water Utilities – 0.5%
Deep Blue Operating I LLC (BB-/Ba3) (3 mo. USD Term SOFR + 2.250%)
149,625	5.902	10/01/32	149,906

Wireless Telecommunication Services – 0.0%
Zayo Group Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 0.500%)
172	6.758	03/11/30	172

TOTAL BANK LOANS (Cost $2,707,976)			$ 2,653,481

Shares	Dividend Rate	Value

Preferred Stocks(g) – 0.1%
Software – 0.1%
Oracle Corp.
703	6.500%	$ 31,600

(Cost $34,634)

Shares	Description	Value

Common Stocks(g) – 0.0%
Machinery(h) – 0.0%
546	Apex Tool Group LLC Class A	$ 0

Shares	Description	Value

Common Stocks(g) – (continued)
Oil, Gas & Consumable Fuels – 0.0%
38,064	Prairie Provident Resources, Inc.	$ 12,735

TOTAL COMMON STOCKS (Cost $2,946,391)		$ 12,735

Shares	Dividend Rate	Value

Investment Company(i) – 1.1%
Goldman Sachs Central Government Fund — Institutional Shares
329,796	3.703%	$ 329,796
(Cost $329,796)

TOTAL INVESTMENTS – 97.9% (Cost $ 33,738,810)		$30,872,023

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		$ 661,166

NET ASSETS – 100.0%		$31,533,189

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2026.

(d)	Pay-in-kind securities.

(e)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2026. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(f)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(g)	Security is currently in default and/or non-income producing.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Represents an affiliated issuer.

GOLDMAN SACHS SHORT DURATION HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD 285,747	EUR 245,426	08/19/26	$4,733

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	26	09/30/26	$5,359,453	$(5,729)
20 Year U.S. Treasury Bonds	1	09/21/26	113,500	1,881

Total				$(3,848)

Short position contracts:
10 Year U.S. Treasury Notes	(36)	09/21/26	(3,956,062)	(11,711)
5 Year U.S. Treasury Notes	(9)	09/30/26	(963,422)	125
Ultra 10-Year U.S. Treasury Notes	(9)	09/21/26	(1,012,219)	(10,018)
Ultra Long U.S. Treasury Bonds	(1)	09/21/26	(116,156)	(2,073)

Total				$(23,677)

TOTAL FUTURES CONTRACTS				$(27,525)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
SOFR	— Secured Overnight Financing Rate
USD	— U.S. Dollar

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC